As Filed with the Securities and Exchange Commission on April 25, 2000
                                         Registration Nos. 33-23351, 811-5626
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                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 30                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 92                                                        [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                             1475 Dunwoody Drive
                              West Chester, PA         19380-1478
(Address of Depositor's Principal Executive Offices)   (Zip Code)
Depositor's Telephone Number, including Area Code (610) 425-3400

Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380-1478                1275 Pennsylvania Avenue, N.W.
(610) 425-3516                              Washington, D.C. 20004-2404
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check approporate box:
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on April 28, 2000 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts
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                                PART A


                        PROFILE AND PROSPECTUS

     DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                     GOLDENSELECT DVA SERIES 100
                 FIXED AND VARIABLE ANNUITY CONTRACT

ING  VARIABLE  ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

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                                   PROFILE OF
                                GOLDENSELECT DVA
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                                   MAY 1, 2000

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     This Profile is a summary of some of the more important points that you should know and consider before investing additional premium payments in the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
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1.   THE ANNUITY CONTRACT
The Contract described in this prospectus is a deferred variable annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in one or more of 22 mutual fund investment portfolios through our Separate Account B listed on the next page. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will generally determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

DVA PROFILE                                              PROSPECTUS BEGINS AFTER
                                                          PAGE 7 OF THIS PROFILE

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                                 ANNUITY OPTIONS
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     Option 1    Income for a        Payments are made for a specified number of years to you
                 fixed period        or your beneficiary.
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     Option 2    Income for          Payments are made for the rest of your life or longer
                 life with a         for a specified period such as 10 or 20 years or until the
                 period certain      total  amount  used to buy this  option  has  been  repaid.
                                     This option comes with an added guarantee that payments will continue to your beneficiary for the remainder of such period if you should die during the period.
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     Option 3    Joint life income   Payments are made for your life and the life of another
                                     person (usually your spouse).
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     Option 4    Annuity plan        Any other annuitization plan that we choose to offer on the annuity start date.
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Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You purchased the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn age 85. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.

Who may purchase this Contract? The Contract is no longer being offered. It was available to be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").


IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.


The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 22 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust and the PIMCO Variable Insurance Trust. Keep in mind that your investment in any of the investment portfolios, depending on market conditions, may cause you to make or lose money:

                                       2                             DVA PROFILE

     THE GCG TRUST
          Liquid Asset Series              Rising Dividend Series         Small Cap Series
          Limited Maturity Bond Series     Managed Global Series          Growth Series
          Global Fixed Income Series       Research Series                Real Estate Series
          Fully Managed Series             Capital Appreciation Series    Hard Assets Series
          Total Return Series              Capital Growth Series          Developing World Series
          Equity Income Series             Strategic Equity Series        Emerging Markets Series
          Value Equity Series              Mid-Cap Growth Series

     THE PIMCO VARIABLE INSURANCE TRUST
          PIMCO High Yield Bond Portfolio
          PIMCO StocksPLUS Growth and Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $40. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the mortality and expense risk charge is 0.90%. The asset-based administrative charge is 0.10% annually.

     Mortality & Expense Risk Charge.................   0.90%
     Asset-Based Administrative Charge...............   0.10%
                                                        -----
          Total......................................   1.00%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.56% to 1.75% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a distribution fee (annual sales load) in an annual amount of 1.00% of each premium at the end of each contract year for a period of 6 years from the date we receive and accept each premium payment.

We deduct a withdrawal charge for each regular withdrawal after the first in a contract year. The withdrawal charge is the lesser of $25 or 2% of each withdrawal.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED             0     1     2     3     4     5     6+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                   6%    5%    4%    3%    2%    1%    0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.05% (based on an average contract value of $84,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses during 1999. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. The Examples above include the 1.00% distribution fee (annual sales load) and the Year 1 examples

                                       3                             DVA PROFILE
above include a 6% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.


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                                            TOTAL ANNUAL                       EXAMPLES:
                             TOTAL ANNUAL    INVESTMENT      TOTAL             ---------
                               INSURANCE      PORTFOLIO     ANNUAL    TOTAL CHARGES AT THE END OF:
INVESTMENT PORTFOLIO            CHARGES        CHARGES      CHARGES      1 YEAR      10 YEARS
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THE GCG TRUST
Liquid Asset                     1.05%          0.56%        1.61%         $86          $244
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Limited Maturity Bond            1.05%          0.57%        1.62%         $86          $245
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Global Fixed Income              1.05%          1.60%        2.65%         $97          $347
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Fully Managed                    1.05%          0.97%        2.02%         $91          $286
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Total Return                     1.05%          0.91%        1.96%         $90          $280
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Equity Income                    1.05%          0.96%        2.01%         $90          $285
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Value Equity                     1.05%          0.96%        2.01%         $90          $285
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Rising Dividends                 1.05%          0.96%        2.01%         $90          $285
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Managed Global                   1.05%          1.25%        2.30%         $93          $314
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Research                         1.05%          0.91%        1.96%         $90          $280
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Capital Appreciation             1.05%          0.96%        2.01%         $90          $285
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Capital Growth                   1.05%          1.05%        2.10%         $91          $294
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Strategic Equity                 1.05%          0.96%        2.01%         $90          $285
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Mid-Cap Growth                   1.05%          0.91%        1.96%         $90          $280
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Small Cap                        1.05%          0.96%        2.01%         $90          $285
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Growth                           1.05%          1.04%        2.09%         $91          $293
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Real Estate                      1.05%          0.96%        2.01%         $90          $285
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Hard Assets                      1.05%          0.96%        2.01%         $90          $285
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Developing World                 1.05%          1.75%        2.80%         $98          $361
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Emerging Markets                 1.05%          1.75%        2.80%         $98          $361
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THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond            1.05%          0.75%        1.80%         $88          $264
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PIMCO StocksPLUS
   Growth and Income             1.05%          0.65%        1.70%         $87          $253
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The "Total Annual Investment Portfolio Charges" reflect reflect actual expenses for the year ended December 31, 1999. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.


6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

                                       4                             DVA PROFILE

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. Withdrawals above the free withdrawal amount may be subject to a surrender charge. In addition, if you take more than one withdrawal (other than a systematic withdrawal) during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional withdrawal. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for the distribution fee (annual sales load) and any withdrawal charges. If such charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                       5                             DVA PROFILE

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                                                                                        CALENDAR YEAR
INVESTMENT PORTFOLIO                        1999      1998      1997     1996     1995     1994     1993     1992     1991     1990
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Managed by A I M Capital Management, Inc.
     Capital Appreciation(1)               23.35%    11.50%    27.62%   19.00%   28.82%   -2.62%    7.18%      --       --       --
     Strategic Equity(2)                   54.63%    -0.22%    21.88%   18.14%     --        --       --       --       --       --
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Managed by Alliance Capital Management L.P.
     Capital Growth (2)                    24.25%    10.80%    23.85%     --       --        --       --       --       --       --
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Managed by Baring International Investment Limited
     Developing World(2)                   60.00%       --        --      --       --        --       --       --       --       --
     Emerging Markets(4)                   83.41%   -24.90%   -10.33%    6.16%  -11.05%  -16.07%      --       --       --       --
     Global Fixed Income                   -9.58%    10.69%    -0.39%    3.90%    4.77%      --       --       --       --       --
     Hard Assets(2)                        22.08%   -30.33%     5.05%   31.85%    9.54%    1.46%   48.38%   -10.76%   3.61%  -14.75%
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Managed by Capital Guardian Trust Company
     Managed Global(3)                     61.62%    27.97%    11.00%   11.14%    6.20%  -13.61%    5.05%      --       --       --
     Small Cap(3)                          49.05%    19.72%     9.17%   18.86%     --        --       --       --       --       --

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Managed by Eagle Asset Management, Inc.
     Value Equity                          -0.54%     0.49%    25.96%    9.46%   33.86%      --       --       --       --       --
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Managed by ING Investment Management, LLC
     Limited Maturity Bond                  0.07%     5.75%     5.56%    3.22%   10.56%   -2.22%    5.09%     3.74%  10.11%    6.74%
     Liquid Asset                           3.64%     3.95%     3.99%    3.88%    4.42%    2.61%    1.56%     2.04%   4.55%    6.62%
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Managed by Janus Capital Corporation
     Growth(2)                             76.31%    25.51%    14.56%     --       --        --       --       --       --       --
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Managed by Kayne Anderson Investment Management, LLC
     Rising Dividends                      14.67%    12.95%    28.48%   19.39%   29.71%   -0.47%      --       --       --       --
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Managed by Massachusetts Financial Services Company
     Mid-Cap Growth                        77.22%    21.54%    18.42%   19.41%   28.11%      --       --       --       --       --
     Research                              22.94%    21.77%    87.87%   22.05%   35.16%      --       --       --       --       --
     Total Return                           2.30%    10.43%    19.61%   12.49%   23.24%      --       --       --       --       --
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Managed by The Prudential Investment Corporation
     Real Estate(5)                        -4.82%   -14.36%    21.51%   33.89%   15.38%    5.23%   16.05%    12.68%  32.68%  -21.62%

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Managed by T. Rowe Price Associates, Inc.
     Equity Income(2)                      -1.76%     7.13%    16.21%    7.63%   17.70%   -2.21%    9.97%     0.81%  18.78%    3.64%
     Fully Managed                          5.81%     4.79%    14.15%   15.15%   19.46%   -8.24%    6.46%     5.12%  27.59%   -4.20%
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Managed by Pacific Investment Management Company
     PIMCO High Yield Bond                  1.94%       --        --      --       --        --       --       --       --       --
     PIMCO StocksPLUS Growth
       and Income                          18.60%       --        --      --       --        --       --       --       --       --
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--------------------
     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.
     (4)  Prior to March 15, 2000, a different firm managed the Portfolio.
     (5)  Prior to May 1, 2000, a different firm managed the Portfolio.

                                       6                             DVA PROFILE

9.   DEATH BENEFIT
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless the beneficiary is your surviving spouse and elects to continue the Contract.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

If the contract owner or the annuitant is not more than 75 years old (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

     1)   the contract value; and

     2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset investment portfolio will be the lesser of the 7% annual effective rate or the net rate of return for the portfolio during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

     1)   the cash surrender value; and

     2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of:
(1) the contract value; and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of: (1) the cash surrender value; and (2) the total premium payments made under the Contract after subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

10.  OTHER INFORMATION
     FREE LOOK. You may cancel the Contract within 10 days after you receive it. If applicable state law requires a longer free look period, or the return of the premium paid, the Company will comply. If you exercise your right to cancel, we will return the greater of (a) the premium payments made and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. You can make transfers among your investment portfolios as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. Currently there is no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

                                       7                             DVA PROFILE

     ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $10,000 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

                                       8                             DVA PROFILE

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                   MAY 1, 2000

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                                GOLDENSELECT DVA
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This prospectus describes GoldenSelect DVA, a group and individual deferred variable annuity contract (the "Contract") offered formerly by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 22 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:


     A I M CAPITAL MANAGEMENT, INC.                       Limited Maturity Bond Series
        Strategic Equity Series
        Capital Appreciation Series                    JANUS CAPITAL CORPORATION
                                                          Growth Series
     ALLIANCE CAPITAL MANAGEMENT L. P.
        Capital Growth Series                          KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
                                                          Rising Dividends Series
     BARING INTERNATIONAL INVESTMENT LIMITED (AN
     AFFILIATE)                                        MASSACHUSETTS FINANCIAL SERVICES COMPANY
        Global Fixed Income Series                        Total Return Series
        Hard Assets Series                                Research Series
        Developing World Series                           Mid-Cap Growth Series
        Emerging Markets Series
                                                       THE PRUDENTIAL INVESTMENT CORPORATION
     CAPITAL GUARDIAN TRUST COMPANY                       Real Estate Series
        Small Cap Series
        Managed Global Series                          T. ROWE PRICE ASSOCIATES, INC.
                                                          Equity Income Series
     EAGLE ASSET MANAGEMENT, INC.                         Fully Managed Series
        Value Equity Series
                                                       PACIFIC INVESTMENT MANAGEMENT COMPANY
     ING  INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)       PIMCO High Yield Bond Portfolio
        Liquid Asset Series                               PIMCO StocksPLUS Growth and Income Portfolio


The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" in this prospectus.

You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2000, has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST OR THE PIMCO VARIABLE INSURANCE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST AND THE PIMCO VARIABLE INSURANCE TRUST.

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                                TABLE OF CONTENTS
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                                                                            PAGE
     Index of Special Terms.................................................   1
     Fees and Expenses......................................................   2
     Performance Information................................................   5
           Accumulation Unit................................................   5
           Net Investment Factor............................................   5
           Condensed Financial Information..................................   6
           Financial Statements.............................................   6
           Performance Information..........................................   6
     Golden American Life Insurance Company.................................   7
     The Trusts.............................................................   7
     Golden American Separate Account B.....................................   8
     The Investment Portfolios..............................................   8
           Investment Objectives............................................   8
           Investment Management Fees.......................................  10
     The Annuity Contract...................................................  11
           Contract Date and Contract Year .................................  11
           Annuity Start Date...............................................  11
           Contract Owner...................................................  11
           Annuitant........................................................  12
           Beneficiary......................................................  12
           Purchase and Availability of the Contract........................  12
           Crediting of Premium Payments....................................  13

           Administrative Procedures........................................  13

           Contract Value...................................................  13
           Cash Surrender Value.............................................  14
           Surrendering to Receive the Cash Surrender Value.................  14

           The Subaccounts..................................................  14

           Addition, Deletion or Substitution of Subaccounts and Other
              Changes.......................................................  14
           Other Contracts..................................................  14
           Other Important Provisions.......................................  15
     Withdrawals............................................................  15
           Regular Withdrawals..............................................  15
           Systematic Withdrawals...........................................  15
           IRA Withdrawals..................................................  16
     Transfers Among Your Investments.......................................  16
           Dollar Cost Averaging............................................  17
     Death Benefit..........................................................  17
           Death Benefit During the Accumulation Phase......................  17
           How to Claim Payments to Beneficiary.............................  18
           When We Make Payments............................................  18
           Death Benefit During the Income Phase............................  18
           Required Distributions upon Contract Owner's Death...............  18
     Charges and Fees.......................................................  19
           Charge Deduction Subaccount......................................  19
           Charges Deducted from the Contract Value.........................  19
                Distribution Fee............................................  19
                Surrender Charge............................................  19
                Free Withdrawal Amount......................................  20
                Surrender Charge for Excess Withdrawals.....................  20

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE
                Premium Taxes...............................................  20
                Administrative Charge.......................................  20
                Transfer Charge.............................................  21
                Regular withdrawal Charge...................................  21
           Charges Deducted from the Subaccounts............................  21
                Mortality and Expense Risk Charge...........................  21
                Asset-Based Administrative Charge...........................  21
           Trust Expenses...................................................  21
     The Annuity Options....................................................  21
           Annuitization of Your Contract...................................  21
           Selecting the Annuity Start Date.................................  22
           Frequency of Annuity Payments....................................  22
           The Annuity Options..............................................  22
                Income for a Fixed Period...................................  22
                Income for Life with a Period Certain.......................  22
                Joint Life Income...........................................  23
                Annuity Plan................................................  23
           Payment When Named Person Dies...................................  23
     Other Contract Provisions..............................................  23
           Reports to Contract Owners.......................................  23
           Suspension of Payments...........................................  23
           In Case of Errors in Your Application............................  23
           Assigning the Contract as Collateral.............................  24
           Contract Changes-Applicable Tax Law..............................  24
           Other Contract Changes...........................................  24
           Free Look........................................................  24
           Group or Sponsored Arrangements..................................  24
           Selling the Contract.............................................  24
     Other Information......................................................  25
           Voting Rights....................................................  25
           State Regulation.................................................  25
           Legal Proceedings................................................  25
           Legal Matters....................................................  25
           Experts..........................................................  26
     Federal Tax Considerations.............................................  26
     Statement of Additional Information
           Table of Contents................................................  31
     Appendix A
           Condensed Financial Information..................................  A1
     Appendix B
           Surrender Charge for Excess Withdrawals Example..................  B1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                              PAGE
Accumulation Unit                            5
Annuitant                                   12
Annuity Start Date                          11
Cash Surrender Value                        14
Contract Date                               11
Contract Owner                              11
Contract Value                              13
Contract Year                               11
Free Withdrawal Amount                      19
Net Investment Factor                        6
Death Benefit                               17

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERMS USED IN THIS PROSPECTUS           CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Free Look Period                        Right to Examine Period
Guaranteed Interest Period              Guarantee Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSE (deducted from contract value)
     Distribution Fee (annual sales load) as a percentage of the initial and each additional premium, deducted at the end of each contract year following receipt of each premium over a six year period from the date we receive and accept each premium payment............................................. 1.00%*

     * Contracts with a contract date prior to May 3, 1993 and the prospectus delivered in connection with such contracts described the sales load, which is equivalent to the combination of the distribution fee described above and surrender charge described below. Limited Edition contracts and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

CONTRACT OWNER TRANSACTION EXPENSES

     Surrender Charge:
     COMPLETE YEARS ELAPSED                0    1    2    3    4    5    6+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                      6%   5%   4%   3%   2%   1%   0%

     Transfer Charge....................................................  None**
     ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge...............................................  $  40
     (We waive this charge if premium payments paid in the first contract year are $100,000 or more.)

WITHDRAWAL CHARGE (2% of the withdrawal for each additional regular withdrawal
     after the first in a contract year) not to exceed...................    $25

SEPARATE ACCOUNT ANNUAL CHARGES***

     Mortality and Expense Risk Charge..............................    0.90%
     Asset-Based Administrative Charge..............................    0.10%
                                                                        -----
     Total Separate Account Charges.................................    1.00%
     ***As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                          MANAGEMENT       OTHER        TOTAL
     PORTFOLIO                              FEE(1)      EXPENSES(2)  EXPENSES(3)
--------------------------------------------------------------------------------
     Liquid Asset                            0.56%         0.00%         0.56%
--------------------------------------------------------------------------------
     Limited Maturity Bond                   0.56%         0.01%         0.57%
--------------------------------------------------------------------------------
     Global Fixed Income                     1.60%         0.00%         1.60%
--------------------------------------------------------------------------------
     Fully Managed                           0.96%         0.01%         0.97%
--------------------------------------------------------------------------------
     Total Return                            0.91%         0.00%         0.91%
--------------------------------------------------------------------------------
     Equity Income                           0.96%         0.00%         0.96%
--------------------------------------------------------------------------------
     Value Equity                            0.96%         0.00%         0.96%
--------------------------------------------------------------------------------
     Rising Dividends                        0.96%         0.00%         0.96%
--------------------------------------------------------------------------------
     Managed Global                          1.25%         0.00%         1.25%
--------------------------------------------------------------------------------
     Research                                0.91%         0.00%         0.91%
--------------------------------------------------------------------------------
     Capital Appreciation                    0.96%         0.00%         0.96%
--------------------------------------------------------------------------------
     Capital Growth                          1.04%         0.01%         1.05%
--------------------------------------------------------------------------------
     Strategic Equity                        0.96%         0.00%         0.96%
--------------------------------------------------------------------------------
     Mid-Cap Growth                          0.91%         0.00%         0.91%
--------------------------------------------------------------------------------
     Small Cap                               0.96%         0.00%         0.96%
--------------------------------------------------------------------------------
     Growth                                  1.04%         0.00%         1.04%
--------------------------------------------------------------------------------
     Real Estate                             0.96%         0.00%         0.96%
--------------------------------------------------------------------------------
     Hard Assets                             0.96%         0.00%         0.96%
--------------------------------------------------------------------------------
     Developing World                        1.75%         0.00%         1.75%
--------------------------------------------------------------------------------
     Emerging Markets                        1.75%         0.00%         1.75%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.
     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999.
     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                          MANAGEMENT       OTHER       TOTAL
     PORTFOLIO                              FEE(1)      EXPENSES(1) EXPENSES(1)
--------------------------------------------------------------------------------
     PIMCO High Yield Bond                   0.25%         0.50%         0.75%
--------------------------------------------------------------------------------
     PIMCO StocksPLUS Growth and Income      0.40%         0.25%         0.65%
--------------------------------------------------------------------------------

     (1) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% and 0.75% for the High Yield Bond and the StocksPLUS Growth and Income Portfolios, respectively, of average daily net assets. Without such reductions, total annual operating expenses for the fiscal year ended December 31, 1999 would have remained unchanged for both Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup any such waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fees expressed are restated as of April 1, 2000.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following two examples are designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. The examples reflect the deduction of a distribution fee (for the first 6 years only), a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on a average contract value of $84,000). Note that surrender charges apply if you choose to annuitize your Contract within the first 3 contract years or if you surrender your contract within the first 6 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Example 1 below which assume applicable surrender charges.


Example 1:

If you surrender or, for 1 year or 3 years, annuitize your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                  1 YEAR     3 YEARS     5 YEARS    10 YEARS
     Liquid Asset..................  $  86     $   120     $   156     $  244
     Limited Maturity Bond.........  $  86     $   121     $   156     $  245
     Global Fixed Income...........  $  97     $   152     $   208     $  347
     Fully Managed.................  $  91     $   133     $   177     $  286
     Total Return..................  $  90     $   131     $   174     $  280
     Equity Income.................  $  90     $   132     $   176     $  285
     Value Equity..................  $  90     $   132     $   176     $  285
     Rising Dividends..............  $  90     $   132     $   176     $  285
     Managed Global................  $  93     $   141     $   191     $  314
     Research......................  $  90     $   131     $   174     $  280
     Capital Appreciation..........  $  90     $   132     $   176     $  285
     Capital Growth................  $  91     $   135     $   181     $  294
     Strategic Equity..............  $  90     $   132     $   176     $  285
     Mid-Cap Growth................  $  90     $   131     $   174     $  280
     Small Cap.....................  $  90     $   132     $   176     $  285
     Growth........................  $  91     $   135     $   180     $  293
     Real Estate...................  $  90     $   132     $   176     $  285
     Hard Assets...................  $  90     $   132     $   176     $  285
     Developing World..............  $  98     $   156     $   215     $  361
     Emerging Markets..............  $  98     $   156     $   215     $  361

     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond.........  $  88     $   126     $   166     $  264
     PIMCO StocksPLUS Growth
        and Income.................  $  87     $   123     $   161     $  253

Example 2:

If you do not surrender your Contract or if you annuitize on the annuity start date (after 3 contract years), you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                  1 YEAR     3 YEARS     5 YEARS    10 YEARS
     Liquid Asset..................  $  26     $    80     $   136     $  244
     Limited Maturity Bond.........  $  26     $    81     $   136     $  245
     Global Fixed Income...........  $  37     $   112     $   188     $  347
     Fully Managed.................  $  31     $    93     $   157     $  286
     Total Return..................  $  30     $    91     $   154     $  280
     Equity Income.................  $  30     $    92     $   156     $  285
     Value Equity..................  $  30     $    92     $   156     $  285
     Rising Dividends..............  $  30     $    92     $   156     $  285
     Managed Global................  $  33     $   101     $   171     $  314
     Research......................  $  30     $    91     $   154     $  280
     Capital Appreciation..........  $  30     $    92     $   156     $  285
     Capital Growth................  $  31     $    95     $   161     $  294
     Strategic Equity..............  $  30     $    92     $   156     $  285
     Mid-Cap Growth................  $  30     $    91     $   154     $  280
     Small Cap.....................  $  30     $    92     $   156     $  285
     Growth........................  $  31     $    95     $   160     $  293
     Real Estate...................  $  30     $    92     $   156     $  285
     Hard Assets...................  $  30     $    92     $   156     $  285
     Developing World..............  $  38     $   116     $   195     $  361
     Emerging Markets..............  $  38     $   116     $   195     $  361

     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond.........  $  28     $    86     $   146     $  264
     PIMCO StocksPLUS Growth
        and Income.................  $  27     $    83     $   141     $  253


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:
     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.


FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 1999 and the audited consolidated financial statements of Golden American for the years ended December 31, 1999, 1998 and 1997 are included in the Statement of Additional Information.


PERFORMANCE INFORMATION
>From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending Securities and Exchange Commission approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust and the PIMCO Variable Insurance Trust, Directed Services, Inc., Pacific Investment Management Company and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST AND THE PIMCO VARIABLE INSURANCE TRUST IN THE ACCOMPANYING TRUSTS' PROSPECTUSES. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust and the PIMCO Variable Insurance Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the 22 investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST AND THE PIMCO VARIABLE INSURANCE TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

     -------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO               INVESTMENT OBJECTIVE
     -------------------------------------------------------------------------------------
     THE GCG TRUST            Seeks high level of current income consistent with the
     Liquid Asset             preservation of capital and liquidity.
                              Invests primarily in obligations of the U.S. Government and its agencies and instrumentalities, bank obligations,
                              commercial paper and short-term corporate debt securities.
                              All securities will mature in less than one year.
                              ------------------------------------------------------------
     Limited Maturity Bond    Seeks highest current income consistent with low risk to
                              principal and liquidity. Also seeks to enhance its total
                              return through capital appreciation when market factors,
                              such as falling interest rates and rising bond prices,
                              indicate that capital appreciation may be available without significant risk to principal.

                              Invests primarily in diversified limited maturity debt
                              securities with average maturity dates of five years or
                              shorter and in no cases more than seven years.
                              ------------------------------------------------------------

                                       8

     -------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO               INVESTMENT OBJECTIVE
     -------------------------------------------------------------------------------------
     Global Fixed Income      Seeks high total return.

                              Invests primarily in high-grade fixed income securities,
                              both foreign and domestic.
                              ------------------------------------------------------------
     Fully Managed            Seeks, over the long term, a high total investment return
                              consistent with the preservation of capital and with prudent investment risk.

                              Invests primarily in the common stocks of established
                              companies believed by the portfolio manager to have
                              above-average potential for capital growth.
                              ------------------------------------------------------------
     Total Return             Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.

                              Invests primarily in a combination of equity and fixed
                              income securities.
                              ------------------------------------------------------------
     Equity Income            Seeks substantial dividend income as well as long-term
                              growth of capital.

                              Invests primarily in common stocks of well-established
                              companies paying above-average dividends.
                              ------------------------------------------------------------
     Value Equity             Seeks capital appreciation. Dividend income is a secondary objective.

                              Invests primarily in common stocks of domestic and foreign issuers which meet quantitative standards relating to
                              financial soundness and high intrinsic value relative to
                              price.
                              ------------------------------------------------------------
     Rising Dividends         Seeks capital appreciation. A secondary objective is
                              dividend income.

                              Invests in equity securities that meet the following quality criteria: regular dividend increases; 35% of earnings
                              reinvested annually; and a credit rating of "A" to "AAA."
                              ------------------------------------------------------------
     Managed Global           Seeks capital appreciation. Current income is only an
                              incidental consideration.

                              Invests primarily in common stocks traded in securities
                              markets throughout the world.
                              ------------------------------------------------------------
     Research                 Seeks long-term growth of capital and future income.

                              Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                              ------------------------------------------------------------
     Strategic Equity         Seeks capital appreciation.

                              Invests primarily in common stocks of medium- and
                              small-sized companies.
                              ------------------------------------------------------------
     Capital Appreciation     Seeks long-term capital growth.

                              Invests primarily in equity securities believed by the
                              portfolio manager to be undervalued.
                              ------------------------------------------------------------
     Capital Growth           Seeks long-term total return.

                              Invests primarily in common stocks of companies where the
                              potential for change (earnings acceleration) is significant.
                              ------------------------------------------------------------
     Mid-Cap Growth           Seeks long-term growth of capital.

                              Invests primarily in equity securities of companies with
                              medium market capitalization which the portfolio manager
                              believes have above-average growth potential.
                              ------------------------------------------------------------
     Small Cap                Seeks long-term capital appreciation.

                              Invests primarily in equity securities of companies that
                              have a total market capitalization within the range of
                              companies in the Russell 2000 Growth Index or the Standard &
                              Poor's Small-Cap 600 Index.
                              ------------------------------------------------------------

                                       9

     -------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO               INVESTMENT OBJECTIVE
     -------------------------------------------------------------------------------------
     Growth                   Seeks capital appreciation.

                              Invests primarily in common stocks of growth companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for
                              above-average returns.
                              ------------------------------------------------------------
     Real Estate              Seeks capital appreciation. Current income is a secondary
                              objective.

                              Invests primarily in publicly traded real estate equity
                              securities.
                              ------------------------------------------------------------
     Hard Assets              Seeks long-term capital appreciation.

                              Invests primarily in hard asset securities. Hard asset
                              companies produce a commodity which the portfolio manager is able to price on a daily or weekly basis.
                              ------------------------------------------------------------
     Developing World         Seeks capital appreciation.

                              Invests primarily in equity securities of companies in
                              developing or emerging countries.
                              ------------------------------------------------------------
     Emerging Markets         Seeks long-term capital appreciation.

                              Invests primarily in equity securities of companies in at
                              least six different emerging market countries.
                              ------------------------------------------------------------
     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield         Seeks to maximize total return, consistent with preservation
        Bond                  of capital and prudent investment management.

                              Invests in at least 65% of its assets in a diversified
                              portfolio of junk bonds rated at least B by Moody's Investor
                              Services, Inc. or Standard & Poor's or, if unrated,
                              determined by the portfolio manager to be of comparable
                              quality.
                              ------------------------------------------------------------
     PIMCO StocksPLUS         Seeks to achieve a total return which exceeds the total
        Growth and Income     return performance of the S&P 500.

                              Invests primarily in common stocks, options, futures,
                              options on futures and swaps.
                              ------------------------------------------------------------

INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rate of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

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                              THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred variable annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust and the PIMCO Variable Insurance Trust through Account B.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you or the annuitant dies. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner or the annuitant dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age
85. Under certain circumstances, we may waive the minimum premium payment requirement. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.


IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. Once the completed application is received, we will allocate the payment to the subaccount(s) specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held with respect to your Contract. The net investment results of each subaccount vary with its investment performance.


ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.


CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers (and any associated charges) to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load), and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.


THE SUBACCOUNTS
Each of the 22 subaccounts of Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account B invests in a corresponding portfolio of the GCG Trust or a corresponding portfolio of the PIMCO Variable Insurance Trust.


ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange Commission (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement protfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $1,000. If you take more than one regular withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of each additional amount withdrawn.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on a monthly or quarterly basis from the contract value in the subaccounts in which you are invested. You may elect payments to start as early as 28 days after the contract date. You choose the date on which the withdrawals will be made but this date cannot be later than the 28th day of the month. If you do not choose a date, we will make the withdrawals on the same calendar day of each month as the contract date. Each withdrawal payment must be at least $100.

The amount of your withdrawal can either be a (i) fixed dollar amount, or (ii) an amount based on a percentage of your contract value from the subaccounts in which you are invested. Both options are subject to the following maximums:

              FREQUENCY            MAXIMUM PERCENTAGE
              Monthly                     1.25%
              Quarterly                   3.75%

If you select a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on the withdrawal date, we will reduce the amount withdrawn so that it equals such percentage. If you select a percentage and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we will increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the $100. If it is above the maximum percentage we will send the amount, and then cancel the option.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option commence in a contract year where a regular withdrawal has been taken, but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract, and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value. You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. Your are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount.


To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.


DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $10,000 of contract value in the Limited Maturity Bond subaccount or the Liquid Asset subaccount. These subaccounts serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $250. If your source account is the Limited Maturity Bond subaccount or the Liquid Asset subaccount, the maximum amount that can be transferred each month is your contract value in such source account divided by 12.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

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                                  DEATH BENEFIT
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless your beneficiary is the surviving spouse and elects to continue the Contract. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

     1)   the contract value; and

     2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset subaccount will be the lesser of the 7% annual effective rate or the net rate of return for the subaccount during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

     1)   the cash surrender value; and

     2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time or purchase, the death benefit is the greater of:
(1) the contract value: and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of: (1) the cash surrender value; and (2) the total premium payments made under the contract subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.

HOW TO CLAIM PAYMENTS TO BENEFICIARY
We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

DEATH BENEFIT DURING THE INCOME PHASE
If the contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.


REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.


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                                CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.



CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     DISTRIBUTION FEE. We deduct a sales load in an annual amount of 1.00% of each premium at the end of each contract year for a period of 6 years from the date we receive and accept each premium payment.

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred.

We may in the future reduce or waive the surrender charge in certain situations, and will never charge more than the maximum surrender charges as designated in this prospectus. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED              0    1    2    3    4    5    6+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                    6%   5%   4%   3%   2%   1%   0%

We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. The waiver of surrender charge may not be available in all states.

Contracts with a contract date prior to May 3, 1993 and the prospectus delivered in connection with such contracts, described the sales load as a deferred load, which is equivalent to the combination of the distribution fee and surrender charge described above. Limited Edition contracts and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount from which the excess withdrawal was taken.
In instances where the excess withdrawal equals the entire contract value in such subaccounts, we will deduct charges proportionately from all other subaccounts in which you are invested.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if the total of your premium payments was $100,000 or more in your first contract year. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.

     TRANSFER CHARGE. We may deduct a $25 fee for each transfer after the twelfth transfer in a contract year. We deduct the charge from the subaccounts from which each such transfer is made in proportion to the amount being transferred from each such subaccount, unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging and transfers we make to and from any subaccount specially designated by the Company for such purpose.

     REGULAR WITHDRAWAL CHARGE. If you take more than one regular withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional regular withdrawal. The charge is deducted from the division(s) from which each such regular withdrawal is made in proportion to the amount being withdrawn from each division, unless you have chosen to use the Charge Deduction Division.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The daily charge is at the rate of 0.002477% (equivalent to an annual rate of 0.90%) of the assets you have in each subaccount.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each subaccount.


TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.


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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date, but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

For Contracts with contract dates before May 3, 1993, different annuity commencement date limitations may apply.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire.
Distributions may be made through annuitization or withdrawals. You should consult a tax advisor for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in your Contract.

     2) For Option 3, no amounts are payable after both named persons have died.

     3) For Option 4, the annuity option agreement will state the amount we will pay, if any.
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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.


SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the Securities and Exchange Commission so permits for the protection of security holders.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.


FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value, including a refund of any charges deducted. The Contract will be void as of the day we receive your Contract and your request. Some states require that we return the premium paid rather than the contract value. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). If you exercise your right to cancel, we will return the greater of (a) the premium invested, and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees. We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, chosen by you.


GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. ("DSI") is principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay DSI for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of DSI is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. DSI receives a maximum of 6% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.

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                            UNDERWRITER COMPENSATION
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      NAME OF PRINCIPAL          AMOUNT OF                    OTHER
         UNDERWRITER       COMMISSION TO BE PAID          COMPENSATION

   Directed Services, Inc.     Maximum of 6%          Reimbursement of any
                              of any initial      covered expenses incurred by
                               or additional               registered
                             premium payments          representatives in
                           except when combined          connection with
                             with some annual           the distribution
                            trail commissions.          of the Contracts.
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Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6% of total premium payments).

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American and Account B appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.


ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Introduction...........................................................   1
     Description of Golden American Life Insurance Company..................   1
     Safekeeping of Assets..................................................   1
     The Administrator......................................................   1
     Independent Auditors...................................................   1
     Distribution of Contracts..............................................   1
     Performance Information................................................   2
     IRA Withdrawal Option..................................................   7
     Other Information......................................................   7
     Financial Statements of Separate Account B.............................   8
     Financial Statements of Golden American Life Insurance Company   ......   8


--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                     --------------------------------------------------
                     NAME

                     --------------------------------------------------
                     SOCIAL SECURITY NUMBER

                     --------------------------------------------------
                     STREET ADDRESS

                     --------------------------------------------------
                     CITY, STATE, ZIP

106956  DVA  05/00  6%

                      This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The commencement date of each subaccount and the starting accumulation unit value is noted on the last row of each table. The Managed Global subaccount commenced operations initially as a subaccount of another separate account, the Managed Global Account of Separate Account D of Golden American; however, at the time of conversion the value of an accumulation unit did not change.

LIQUID ASSET
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   15.44          2,111,976      $     32,610
1998                  14.89          1,767,965            26,328
1997                  14.32          1,598,949            22,894
1996                  13.76          1,707,724            23,502
1995                  13.24          2,096,044            27,757
1994                  12.68          2,794,493            35,422
1993                  12.35            914,801            11,295
1992                  12.15            499,686             6,072
1991                  11.90             64,151               764
12/31/90              11.38                 --                --
------------------------------------------------------------------


LIMITED MATURITY BOND
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   17.44          1,624,763      $     28,329
1998                  17.42          2,087,318            36,352
1997                  16.46          2,370,299            39,020
1996                  15.59          2,887,112            45,004
1995                  15.10          4,103,020            61,935
1994                  13.65          4,956,843            67,647
1993                  13.95          4,541,627            63,358
1992                  13.27          2,156,633            28,616
1991                  12.78            327,992             4,193
12/31/90              11.61                 --                --
------------------------------------------------------------------

                                       A1

GLOBAL FIXED INCOME
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   12.04          24,119         $        291
1998                  13.31          13,446                  179
5/1/98                12.28              --                   --
------------------------------------------------------------------


FULLY MANAGED
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   22.59          2,766,340      $     62,500
1998                  21.34          4,133,650            88,227
1997                  20.36          5,032,148           102,451
1996                  17.83          6,069,822           108,215
1995                  15.48          7,054,994           109,184
1994                  12.95          7,157,931            92,695
1993                  14.11          6,925,734            97,693
1992                  13.24          2,028,812            26,869
1991                  12.59            186,207             9,834
12/31/90               9.87                 --                --
------------------------------------------------------------------


TOTAL RETURN
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   18.44          399,197        $      7,361
1998                  18.02          431,678               7,778
1997                  16.31          206,943               3,375
1/20/97               13.93               --                  --
------------------------------------------------------------------

                                       A2

EQUITY INCOME
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   22.41           5,014,068     $    112,377
1998                  22.80           7,799,102          177,844
1997                  21.28           9,651,400          205,341
1996                  18.30          12,399,943          226,919
1995                  17.00          16,134,381          274,218
1994                  14.43          18,607,114          268,575
1993                  14.75          15,891,397          268,575
1992                  13.41           5,539,622          234,442
1991                  13.30           1,341,836           74,248
12/31/90              11.19                  --               --
------------------------------------------------------------------


VALUE EQUITY
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   18.49            650,130      $     12,018
1998                  18.58          1,052,008            19,542
1997                  18.48          1,369,251            25,301
1996                  14.66          1,387,641            20,348
1995                  13.39          1,676,442            22,449
1/1/95                10.00                 --                --
------------------------------------------------------------------


RISING DIVIDENDS
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   26.46          3,167,912      $     83,810
1998                  23.06          4,465,604           102,983
1997                  20.41          4,885,378            99,708
1996                  15.88          5,296,367            84,105
1995                  13.30          5,536,766            73,617
10/4/93               10.00                 --                --
------------------------------------------------------------------

                                       A3

MANAGED GLOBAL
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   24.68          2,715,682      $     67,035
1998                  15.27          3,944,829            60,230
1997                  11.93          5,055,107            60,290
1996                  10.74          6,082,208            65,322
1995                   9.66          7,073,705            68,332
1994                   9.09          9,146,015            83,148
1993                  10.52          8,037,403            84,537
1992                  10.01          3,869,327            38,724
10/21/92              10.00                 --                --
------------------------------------------------------------------


RESEARCH
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   28.62          431,562        $     12,353
1998                  23.27          488,822              11,377
1997                  19.11          310,066              34,402
1/20/97               16.31               --                  --
------------------------------------------------------------------


STRATEGIC EQUITY
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   22.27            419,542      $      9,345
1998                  14.40            772,105            11,117
1997                  14.42          1,011,370            14,587
1996                  11.83            830,804             9,828
1995                  10.01            362,606             3,629
10/2/95               10.00                 --                --
------------------------------------------------------------------

                                       A4

CAPITAL APPRECIATION
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   31.01          3,034,250      $     94,106
1998                  25.13          4,689,939           117,875
1997                  22.53          5,724,823           128,989
1996                  17.65          6,704,917           118,334
1995                  14.83          7,627,317           113,076
1994                  11.50          7,419,377            85,356
1993                  11.81          6,989,513            82,535
1992                  11.01          1,421,494            15,655
5/4/92                10.00                 --                --
------------------------------------------------------------------


CAPITAL GROWTH
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   21.38          390,759        $      8,354
1998                  17.20          486,360               8,365
1997                  15.51          559,791               8,685
1996                  12.52          389,432               4,877
9/3/96                10.97               --                  --
------------------------------------------------------------------


MID-CAP GROWTH
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   40.50          328,684        $     13,310
1998                  22.84          315,603               7,210
1997                  18.79          239,052               4,492
1996                  15.86          167,020               2,649
9/3/96                14.79               --                  --
------------------------------------------------------------------

                                       A5

SMALL CAP
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   23.19          506,667        $     11,751
1998                  15.55          701,203              10,908
1997                  12.99          895,702              11,632
1996                  11.89          922,560              10,970
1/2/96                10.00               --                  --
------------------------------------------------------------------


GROWTH
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   29.05          818,663        $     23,785
1998                  16.47          299,829               4,940
1997                  13.12          230,798               3,028
1/20/97               12.05               --                  --
------------------------------------------------------------------


REAL ESTATE
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   21.52            703,624      $     15,144
1998                  22.60          1,158,462            26,182
1997                  26.38          1,522,527            40,160
1996                  21.70          1,740,369            37,764
1995                  16.20          1,965,015            31,835
1994                  14.04          2,403,805            33,740
1993                  13.33          1,879,946            25,064
1992                  11.48            180,596            25,064
1991                  10.19             15,424             2,074
12/31/90               7.68                 --                --
------------------------------------------------------------------

                                       A6

HARD ASSETS
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   18.13            447,125      $      8,107
1998                  14.85            752,885            11,178
1997                  21.30          1,137,136            24,217
1996                  20.26          1,426,490            28,904
1995                  15.36          1,433,795            22,026
1994                  14.02          1,917,571            26,880
1993                  13.81          1,081,745            14,939
1992                   9.30             52,270               486
1991                  10.42             14,155               148
12/31/90              10.05                 --                --
------------------------------------------------------------------


DEVELOPING WORLD
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   11.70          21,139         $        247
1998                   7.31           4,598                   34
5/1/89                10.43              --                   --
------------------------------------------------------------------


EMERGING MARKETS
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   12.18          1,135,247      $     13,832
1998                   6.64          1,548,999            10,288
1997                   8.84          2,213,928            19,566
1996                   9.85          2,752,396            27,112
1995                   9.27          3,533,661            32,775
1994                  10.42          5,090,502            53,052
1993                  12.41          2,094,301            25,990
10/4/93               10.00                 --                --
------------------------------------------------------------------

                                       A7

PIMCO HIGH YIELD BOND
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   10.31          151,044        $      1,557
1998                  10.11          107,998               1,092
5/1/98                10.00               --                  --
------------------------------------------------------------------


PIMCO STOCKSPLUS
GROWTH AND INCOME
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999              $   13.22          116,144        $      1,535
1998                  11.14          160,283               1,786
5/1/98                10.00               --                  --
------------------------------------------------------------------

                                       A8

                             ING VARIABLE ANNUITIES

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
 Golden American Life Insurance Company is a stock company domiciled in Delaware

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

106956                                                                  05/01/00

ING  VARIABLE  ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
                                   PROFILE OF
                           GOLDENSELECT DVA SERIES 100
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                   MAY 1, 2000

     ---------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before investing additional premium payments in the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ---------------------------------------------------------------------
--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract described in this prospectus is a deferred variable annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in one or more of 22 mutual fund investment portfolios through our Separate Account B listed on the next page. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will generally determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

DVA SERIES 100 PROFILE                                   PROSPECTUS BEGINS AFTER
                                                          PAGE 7 OF THIS PROFILE

---------------------------------------------------------------------------------------------------
                                 ANNUITY OPTIONS
---------------------------------------------------------------------------------------------------
     Option 1    Income for a         Payments are made for a specified number of years to you
                 fixed period         or your beneficiary.
---------------------------------------------------------------------------------------------------
     Option 2    Income for           Payments are made for the rest of your life or longer
                 life with a          for a specified period such as 10 or 20 years or until the
                 period certain       total amount used to buy this option has been repaid. This option comes with an added guarantee that payments will
                                      continue to your beneficiary for the remainder of such
                                      period if you should die during the period.
---------------------------------------------------------------------------------------------------
     Option 3    Joint life income    Payments are made for your life and the life of another
                                      person (usually your spouse).
---------------------------------------------------------------------------------------------------
     Option 4    Annuity plan         Any other annuitization plan that we choose to offer on the annuity start date.
---------------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You purchased the Contract with an initial payment of $25,000 or more for qualified and non-qualified contracts up to and including age 85. We will only accept a rollover contribution of $25,000 or more for qualified plans. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.

Who may purchase this Contract? The Contract is no longer being offered. It was available to be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").


IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.


The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 22 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust and the PIMCO Variable Insurance Trust. Keep in mind that your investment in any of the investment portfolios, depending on market conditions, may cause you to make or lose money:

                                        2                 DVA SERIES 100 PROFILE

     THE GCG TRUST
          Liquid Asset Series             Rising Dividends Series       Small Cap Series
          Limited Maturity Bond Series    Managed Global Series         Growth Series
          Global Fixed Income Series      Research Series               Real Estate Series
          Fully Managed Series            Strategic Equity Series       Hard Assets Series
          Total Return Series             Capital Appreciation Series   Developing World Series
          Equity Income Series            Capital Growth Series         Emerging Markets Series
          Value Equity Series             Mid-Cap Growth Series

     THE PIMCO VARIABLE INSURANCE TRUST
          PIMCO High Yield Bond Portfolio
          PIMCO StocksPLUS Growth and Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the mortality and expense risk charge is 1.25%. The asset-based administrative charge is 0.10% annually.

         Mortality & Expense Risk Charge............    1.25%
         Asset-Based Administrative Charge..........    0.10%
                                                        -----
              Total.................................    1.35%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.56% to 1.75% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a distribution fee (annual sales load) in an annual amount of 0.65% of each premium at the end of each contract year for a period of 10 years from the date we receive and accept each premium payment.

We deduct a withdrawal charge for each regular withdrawal after the first in a contract year. The withdrawal charge is the lesser of $25 or 2% of each withdrawal.

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge and the asset-based administrative charge. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses during 1999. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. The 1 Year and 10 Year Examples above include the 0.65% distribution fee (annual sales load). For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

                                        3                 DVA SERIES 100 PROFILE

----------------------------------------------------------------------------------------------
                                         TOTAL ANNUAL                      EXAMPLES:
                            TOTAL ANNUAL  INVESTMENT    TOTAL              ---------
                             INSURANCE     PORTFOLIO    ANNUAL    TOTAL CHARGES AT THE END OF:
INVESTMENT PORTFOLIO          CHARGES       CHARGES     CHARGES      1 YEAR       10 YEARS
----------------------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                   1.35%         0.56%       1.91%        $ 26          $282
Limited Maturity Bond          1.35%         0.57%       1.92%        $ 26          $283
Global Fixed Income            1.35%         1.60%       2.95%        $ 36          $383
Fully Managed                  1.35%         0.97%       2.32%        $ 30          $323
Total Return                   1.35%         0.91%       2.26%        $ 29          $317
Equity Income                  1.35%         0.96%       2.31%        $ 30          $322
Value Equity                   1.35%         0.96%       2.31%        $ 30          $322
Rising Dividends               1.35%         0.96%       2.31%        $ 30          $322
Managed Global                 1.35%         1.25%       2.60%        $ 33          $350
Research                       1.35%         0.91%       2.26%        $ 29          $317
Capital Appreciation           1.35%         0.96%       2.31%        $ 30          $322
Capital Growth                 1.35%         1.05%       2.40%        $ 31          $331
Strategic Equity               1.35%         0.96%       2.31%        $ 30          $322
Mid-Cap Growth                 1.35%         0.91%       2.26%        $ 29          $317
Small Cap                      1.35%         0.96%       2.31%        $ 30          $322
Growth                         1.35%         1.04%       2.39%        $ 31          $330
Real Estate                    1.35%         0.96%       2.31%        $ 30          $322
Hard Assets                    1.35%         0.96%       2.31%        $ 30          $322
Developing World               1.35%         1.75%       3.10%        $ 38          $396
Emerging Markets               1.35%         1.75%       3.10%        $ 38          $396

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond          1.35%         0.75%       2.10%        $ 28          $301
PIMCO StocksPLUS
   Growth and Income           1.35%         0.65%       2.00%        $ 27          $291
----------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" reflect reflect actual expenses for the year ended December 31, 1999. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.


6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. If you take more than one withdrawal (other than a systematic withdrawal) during a contract year, we impose a charge of the lesser of $25 and 2.0% of

                                        4                 DVA SERIES 100 PROFILE
the amount withdrawn for each additional withdrawal. In no event may a withdrawal or a combination of regular withdrawals and systematic withdrawals received or expected to be received during the contract year, exceed 25% of the accumulation value as of the date of the current withdrawal. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge and the asset-based administrative charge, but do not reflect deductions for the distribution fee (annual sales load) and any withdrawal charges. If withdrawal charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 CALENDAR YEAR
INVESTMENT PORTFOLIO                          1999      1998      1997     1996     1995     1994      1993   1992    1991     1990
------------------------------------------------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
       Capital Appreciation(1)               22.96%    11.16%    27.21%   18.62%   28.41%   -2.92%     6.85%    --      --       --
       Strategic Equity(2)                   54.13%    -0.52%    21.49%   17.77%      --       --      --       --      --       --
------------------------------------------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
       Capital Growth(2)                     23.86%    10.46%    23.46%      --       --       --      --       --      --       --
------------------------------------------------------------------------------------------------------------------------------------

Managed by Baring International Investment Limited
       Developing World(2)                   59.48%       --        --       --       --       --      --       --      --       --
       Emerging Markets(4)                   82.81%   -25.12%   -10.60%    5.82%  -11.32%  -16.32%     --       --      --       --
       Global Fixed Income                   -9.85%    10.32%    -0.69%    3.58%   14.83%      --      --       --      --       --
       Hard Assets(2)                        21.70%   -30.53%     4.73%   31.43%    9.20%    1.15%  47.90%  -11.03%   3.29%  -15.01%
------------------------------------------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
       Managed Global(3)                     61.10%    27.57%    10.66%   10.79%    5.87%  -13.87%   4.73%      --      --       --
       Small Cap(3)                          48.57%    19.35%     8.84%   18.48%      --       --      --       --      --       --

------------------------------------------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
       Value Equity                          -0.84%     0.18%    25.56%    9.12%   33.45%      --      --       --      --       --
------------------------------------------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
       Limited Maturity Bond                 -0.24%     5.42%     5.23%    2.90%   10.22%   -2.52%   4.77%    3.42%   9.77%    6.41%
       Liquid Asset                           3.32%     3.63%     3.67%    3.55%    4.10%    2.30%   1.25%    1.73%   4.23%    6.29%
------------------------------------------------------------------------------------------------------------------------------------
Managed by Janus Capital Corporation
       Growth(2)                             75.73%    25.11%    14.20%      --       --       --      --       --      --       --
------------------------------------------------------------------------------------------------------------------------------------
Managed by Kayne Anderson Investment Management, LLC
       Rising Dividends                      14.31%    12.59%    28.07%   19.01%   29.30%   -0.83%     --       --      --       --
------------------------------------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
       Mid-Cap Growth                        76.64%    21.15%    18.04%   19.04%   27.70%      --      --       --      --       --
       Research                              22.55%    21.39%    18.50%   21.66%   34.73%      --      --       --      --       --
       Total Return                           1.98%    10.08%    19.23%   12.14%   22.85%      --      --       --      --       --
------------------------------------------------------------------------------------------------------------------------------------
Managed by Prudential Real Estate Securities Investors
       Real Estate(5)                        -5.10%   -14.62%    21.13%   33.46%   15.02%    4.91%  15.69%   12.33%  32.26%  -21.85%
------------------------------------------------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
       Equity Income(2)                      -2.06%     6.80%    15.85%    7.29%   17.33%   -2.51%   9.63%    0.50%  18.41%    3.32%
       Fully Managed                         61.10%   -24.22%    13.79%   14.31%   19.59%   -8.52%   6.13%    4.79%  27.19%   -4.49%
------------------------------------------------------------------------------------------------------------------------------------
Managed by Pacific Investment Management Company
       PIMCO High Yield Bond                  1.63%       --        --       --       --       --      --       --      --       --
       PIMCO StocksPLUS Growth
            and Income                       18.23%       --        --      --       --        --      --      --       --       --
------------------------------------------------------------------------------------------------------------------------------------

-------------------------
     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.
     (4)  Prior to March 15, 2000, a different firm managed the Portfolio.
     (5)  Prior to May 1, 2000, a different firm managed the Portfolio.

                                        5                 DVA SERIES 100 PROFILE

9.   DEATH BENEFIT
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless the beneficiary is your surviving spouse and elects to continue the Contract.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

     1)   the contract value; and

     2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset investment portfolio will be the lesser of the 7% annual effective rate or the net rate of return for the portfolio during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

     1)   the cash surrender value; and

     2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of:
(1) the contract value: and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of: (1) the cash surrender value; and (2) the total premium payments made under the contract after subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

10.  OTHER INFORMATION
     FREE LOOK. You may cancel the Contract within 10 days after you receive it. If applicable state law requires a longer free look period, or the return of the premium paid, the Company will comply. If you exercise your right to cancel, we will return the greater of (a) the premium payments made, and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. You can make transfers among your investment as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. Currently there is no charge for transfers, and we do not limit the number or transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

                                        6                 DVA SERIES 100 PROFILE

     ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $10,000 or more in the Limited Maturity Bond or the Liquid Asset investment.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

                                        7                 DVA SERIES 100 PROFILE

                      This page intentionally left blank.

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                   MAY 1, 2000

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                           GOLDENSELECT DVA SERIES 100
--------------------------------------------------------------------------------

This prospectus describes GoldenSelect DVA Series 100, a group and individual deferred variable annuity contract (the "Contract") offered formerly by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 22 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:


     A I M CAPITAL MANAGEMENT, INC.                    JANUS CAPITAL CORPORATION
        Capital Appreciation Series                       Growth Series
        Strategic Equity Series
                                                       KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
     ALLIANCE CAPITAL MANAGEMENT L.P.                     Rising Dividends Series
        Capital Growth
                                                       MASSACHUSETTS FINANCIAL SERVICES COMPANY
     BARING INTERNATIONAL INVESTMENT LIMITED (AN          Mid-Cap Growth Series
     AFFILIATE)                                           Research Series
        Developing World Series                           Total Return Series
        Emerging Markets Series
        Hard Assets Series                             PRUDENTIAL REAL ESTATE SECURITIES INVESTORS
        Global Fixed Income Series                        Real Estate Series

     CAPITAL GUARDIAN TRUST COMPANY                    T. ROWE PRICE ASSOCIATES, INC.
        Managed Global Series                             Equity Income Series
        Small Cap Series                                  Fully Managed Series

     EAGLE ASSET MANAGEMENT, INC.                      PACIFIC INVESTMENT MANAGEMENT COMPANY
        Value Equity Series                               PIMCO High Yield Bond Portfolio
                                                          PIMCO StocksPLUS Growth and Income Portfolio
     ING  INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
        Limited Maturity Bond Series
        Liquid Asset Series


The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" in this prospectus.

You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 2000 has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE GCG TRUST OR THE PIMCO VARIABLE INSURANCE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST AND THE PIMCO VARIABLE INSURANCE TRUST.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
     Index of Special Terms.................................................   1
     Fees and Expenses......................................................   2
     Performance Information................................................   4
           Accumulation Unit................................................   4
           Net Investment Factor............................................   4
           Condensed Financial Information..................................   5
           Financial Statements.............................................   5
           Performance Information..........................................   5
     Golden American Life Insurance Company.................................   6
     The Trusts ............................................................   6
     Golden American Separate Account B.....................................   7
     The Investment Portfolios..............................................   7
           Investment Objectives............................................   7
           Investment Portfolio Management Fees.............................   9
     The Annuity Contract...................................................  10
           Contract Date and Contract Year .................................  10
           Annuity Start Date...............................................  10
           Contract Owner...................................................  10
           Annuitant........................................................  11
           Beneficiary......................................................  11
           Purchase and Availability of the Contract........................  11
           Crediting of Premium Payments....................................  12

           Administrative Procedures........................................  12

           Contract Value...................................................  12
           Cash Surrender Value.............................................  13
           Surrendering to Receive the Cash Surrender Value.................  13

           The Subaccounts..................................................  13

           Addition, Deletion or Substitution of Subaccounts and Other
              Changes.......................................................  13
           Other Contracts..................................................  13
           Other Important Provisions.......................................  14
     Withdrawals............................................................  14
           Regular Withdrawals..............................................  14
           Systematic Withdrawals...........................................  14
           IRA Withdrawals..................................................  15
     Transfers Among Your Investments.......................................  16
           Dollar Cost Averaging............................................  16
     Death Benefit..........................................................  17
           Death Benefit During the Accumulation Phase......................  17
           Death Benefit During the Income Phase............................  18
           Required Distributions upon Contract Owner's Death...............
     Charges and Fees.......................................................  18
           Charge Deduction Subaccount......................................  18
           Charges Deducted from the Contract Value.........................  18
                Distribution Fee............................................  18
                Premium Taxes...............................................  18
                Transfer Charge.............................................  18
           Withdrawal Charge................................................  18

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE
           Charges Deducted from the Subaccounts............................  18
                Mortality and Expense Risk Charge...........................  18
                Asset-Based Administrative Charge...........................  19
           Trust Expenses...................................................  19
     The Annuity Options....................................................  19
           Annuitization of Your Contract...................................  19
           Selecting the Annuity Start Date.................................  19
           Frequency of Annuity Payments....................................  20
           The Annuity Options..............................................  20
                Income for a Fixed Period...................................  20
                Income for Life with a Period Certain.......................  20
                Joint Life Income...........................................  20
                Annuity Plan................................................  20
           Payment When Named Person Dies...................................  20
     Other Contract Provisions..............................................  21
           Reports to Contract Owners.......................................  21
           Suspension of Payments...........................................  21
           In Case of Errors in Your Application............................  21
           Assigning the Contract as Collateral.............................  21
           Contract Changes-Applicable Tax Law..............................  21
           Free Look........................................................  21
           Group or Sponsored Arrangements..................................  22
           Selling the Contract.............................................  22
     Other Information......................................................  22
           Voting Rights....................................................  22
           State Regulation.................................................  23
           Legal Proceedings................................................  23
           Legal Matters....................................................  23
           Experts..........................................................  23
     Federal Tax Considerations.............................................  23
     Statement of Additional Information
           Table of Contents................................................  29
     Appendix A
           Condensed Financial Information..................................  A1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                 PAGE
Accumulation Unit                              4
Annuitant                                     11
Annuity Start Date                            10
Cash Surrender Value                          13
Contract Date                                 10
Contract Owner                                10
Contract Value                                12
Contract Year                                 10
Net Investment Factor                          4
Death Benefit                                 17


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Free Look Period                        Right to Examine Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSE

     Distribution Fee (annual sales load) as a percentage of the initial and each additional premium, deducted at the end of each contract year following receipt of each premium over a 10 year period from the date we receive and accept each premium payment............................................... 0.65%

CONTRACT OWNER TRANSACTION EXPENSES
      Transfer Charge..................................................... None*
     * We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
     Administrative Charge................................................    $0

WITHDRAWAL CHARGE (2% of the withdrawal for each additional regular withdrawal
after the first in a contract year) not to exceed ........................   $25

SEPARATE ACCOUNT ANNUAL CHARGES**

      Mortality and Expense Risk Charge..................    1.25%
      Asset-Based Administrative Charge..................    0.10%
                                                              -----
      Total Separate Account Charges.....................    1.35%
     **   As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                             MANAGEMENT    OTHER        TOTAL
    PORTFOLIO                                  FEE(1)   EXPENSES(2)  EXPENSES(3)
--------------------------------------------------------------------------------
    Liquid Asset                               0.56%       0.00%        0.56%
--------------------------------------------------------------------------------
    Limited Maturity Bond                      0.56%       0.01%        0.57%
--------------------------------------------------------------------------------
    Global Fixed Income                        1.60%       0.00%        1.60%
--------------------------------------------------------------------------------
    Fully Managed                              0.96%       0.01%        0.97%
--------------------------------------------------------------------------------
    Total Return                               0.91%       0.00%        0.91%
--------------------------------------------------------------------------------
    Equity Income                              0.96%       0.00%        0.96%
--------------------------------------------------------------------------------
    Value Equity                               0.96%       0.00%        0.96%
--------------------------------------------------------------------------------
    Rising Dividends                           0.96%       0.00%        0.96%
--------------------------------------------------------------------------------
    Managed Global                             1.25%       0.00%        1.25%
--------------------------------------------------------------------------------
    Research                                   0.91%       0.00%        0.91%
--------------------------------------------------------------------------------
    Capital Appreciation                       0.96%       0.00%        0.96%
--------------------------------------------------------------------------------
    Capital Growth                             1.04%       0.01%        1.05%
--------------------------------------------------------------------------------
    Strategic Equity                           0.96%       0.00%        0.96%
--------------------------------------------------------------------------------
    Mid-Cap Growth                             0.91%       0.00%        0.91%
--------------------------------------------------------------------------------
    Small Cap                                  0.96%       0.00%        0.96%
--------------------------------------------------------------------------------
    Growth                                     1.04%       0.00%        1.04%
--------------------------------------------------------------------------------
    Real Estate                                0.96%       0.00%        0.96%
--------------------------------------------------------------------------------
    Hard Assets                                0.96%       0.00%        0.96%
--------------------------------------------------------------------------------
    Developing World                           1.75%       0.00%        1.75%
--------------------------------------------------------------------------------
    Emerging Markets                           1.75%       0.00%        1.75%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.
     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for portfolios that commenced operations in 2000 where the charges have been estimated.
     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                            MANAGEMENT     OTHER        TOTAL
     PORTFOLIO                                FEE(1)    EXPENSES(1)  EXPENSES(1)
--------------------------------------------------------------------------------
     PIMCO High Yield Bond                     0.25%       0.50%        0.75%
--------------------------------------------------------------------------------
     PIMCO StocksPLUS Growth and Income        0.40%       0.25%        0.65%
--------------------------------------------------------------------------------

     (1) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% and 0.75% for the High Yield Bond and the StocksPLUS Growth and Income Portfolios, respectively, of average daily net assets. Without such reductions, total annual operating expenses for the fiscal year ended December 31, 1999 would have remained unchanged for both Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup any such waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fees expressed are restated as of April 1, 2000.


The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the example below.


EXAMPLE:
The following example is designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. The example reflects the deduction of a distribution fee, a mortality and expense risk charge and an asset-based administrative charge.

Whether you surrender or do not surrender your contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

     THE GCG TRUST                 1 YEAR      3 YEARS     5 YEARS    10 YEARS
     Liquid Asset................    $26       $    79     $   134      $282
     Limited Maturity Bond.......    $26       $    79     $   135      $283
     Global Fixed Income.........    $36       $   110     $   186      $383
     Fully Managed...............    $30       $    91     $   155      $323
     Total Return................    $29       $    90     $   152      $317
     Equity Income...............    $30       $    91     $   154      $322
     Value Equity................    $30       $    91     $   154      $322
     Rising Dividends............    $30       $    91     $   154      $322
     Managed Global..............    $33       $   100     $   169      $350
     Research....................    $29       $    90     $   152      $317
     Capital Appreciation........    $30       $    91     $   154      $322
     Capital Growth..............    $31       $    94     $   159      $331
     Strategic Equity............    $30       $    91     $   154      $322
     Mid-Cap Growth..............    $29       $    90     $   152      $317
     Small Cap...................    $30       $    91     $   154      $322
     Growth......................    $31       $    94     $   158      $330
     Real Estate.................    $30       $    91     $   154      $322
     Hard Assets.................    $30       $    91     $   154      $322
     Developing World............    $38       $   115     $   193      $396
     Emerging Markets............    $38       $   115     $   193      $396

     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO HIGH YIELD.BOND.......    $28       $    85     $   144      $301
     PIMCO StocksPLUS Growth
        and Income...............    $27       $    82     $   139      $291


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the subaccounts are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.


FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 1999 and the audited consolidated financial statements of Golden American for the years ended December 31, 1999, 1998 and 1997 are included in the Statement of Additional Information.




PERFORMANCE INFORMATION
>From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount has been in existence. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

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                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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                                   THE TRUSTS
--------------------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending Securities and Exchange Commission approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust and the PIMCO Variable Insurance Trust, Directed Services, Inc., Pacific Investment Management Company and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST AND THE PIMCO VARIABLE INSURANCE TRUST IN THE ACCOMPANYING TRUSTS' PROSPECTUSES. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

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                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust and the PIMCO Variable Insurance Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.

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                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the 22 investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST AND THE PIMCO VARIABLE INSURANCE TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

     -------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO                        INVESTMENT OBJECTIVE
     -------------------------------------------------------------------------------------
     THE GCG TRUST
     Liquid Asset             Seeks high level of current income consistent with the
                              preservation of capital and liquidity.

                              Invests primarily in obligations of the U.S. Government and its agencies and instrumentalities, bank obligations,
                              commercial paper and short-term corporate debt securities.
                              All securities will mature in less than one year.
                              ------------------------------------------------------------
     Limited Maturity Bond    Seeks highest current income consistent with low risk to
                              principal and liquidity. Also seeks to enhance its total
                              return through capital appreciation when market factors,
                              such as falling interest rates and rising bond prices,
                              indicate that capital appreciation may be available without significant risk to principal.
                              Invests primarily in diversified limited maturity debt
                              securities with average maturity dates of five years or
                              shorter and in no cases more than seven years.
                              ------------------------------------------------------------

                                       7

     -------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO                        INVESTMENT OBJECTIVE
     -------------------------------------------------------------------------------------
     Global Fixed Income      Seeks high total return.

                              Invests primarily in high-grade fixed income securities,
                              both foreign and domestic.
                              ------------------------------------------------------------
     Fully Managed            Seeks, over the long term, a high total investment return
                              consistent with the preservation of capital and with prudent investment risk.

                              Invests primarily in the common stocks of established
                              companies believed by the portfolio manager to have
                              above-average potential for capital growth.
                              ------------------------------------------------------------
     Total Return             Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.

                              Invests primarily in a combination of equity and fixed
                              income securities.
                              ------------------------------------------------------------
     Equity Income            Seeks substantial dividend income as well as long-term
                              growth of capital.

                              Invests primarily in common stocks of well-established
                              companies paying above-average dividends.
                              ------------------------------------------------------------
     Value Equity             Seeks capital appreciation. Dividend income is a secondary objective.

                              Invests primarily in common stocks of domestic and foreign issuers which meet quantitative standards relating to
                              financial soundness and high intrinsic value relative to
                              price.
                              ------------------------------------------------------------
     Rising Dividends         Seeks capital appreciation. A secondary objective is
                              dividend income.

                              Invests in equity securities that meet the following quality criteria: regular dividend increases; 35% of earnings
                              reinvested annually; and a credit rating of "A" to "AAA."
                              ------------------------------------------------------------
     Managed Global           Seeks capital appreciation. Current income is only an
                              incidental consideration.

                              Invests primarily in common stocks traded in securities
                              markets throughout the world.
                              ------------------------------------------------------------
     Research                 Seeks long-term growth of capital and future income.

                              Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                              ------------------------------------------------------------
     Capital Appreciation     Seeks long-term capital growth.

                              Invests primarily in equity securities believed by the
                              portfolio manager to be undervalued.
                              ------------------------------------------------------------
     Capital Growth           Seeks long-term total return.

                              Invests primarily in common stocks of companies where the
                              potential for change (earnings acceleration) is significant.
                              ------------------------------------------------------------
     Strategic Equity         Seeks capital appreciation.

                              Invests primarily in common stocks of medium- and
                              small-sized companies.
                              ------------------------------------------------------------
     Mid-Cap Growth           Seeks long-term growth of capital.

                              Invests primarily in equity securities of companies with
                              medium market capitalization which the portfolio manager
                              believes have above-average growth potential.
                              ------------------------------------------------------------

                                       8

     -------------------------------------------------------------------------------------
     INVESTMENT PORTFOLIO                        INVESTMENT OBJECTIVE
     -------------------------------------------------------------------------------------
     Small Cap                Seeks long-term capital appreciation.

                              Invests primarily in equity securities of companies that
                              have a total market capitalization within the range of
                              companies in the Russell 2000 Growth Index or the Standard &
                              Poor's Small-Cap 600 Index.
                              ------------------------------------------------------------
     Growth                   Seeks capital appreciation.

                              Invests primarily in common stocks of growth companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for
                              above-average returns.
                              ------------------------------------------------------------
     Real Estate              Seeks capital appreciation. Current income is a secondary
                              objective.

                              Invests primarily in publicly traded real estate equity
                              securities.
                              ------------------------------------------------------------
     Hard Assets              Seeks long-term capital appreciation.

                              Invests primarily in hard asset securities. Hard asset
                              companies produce a commodity which the portfolio manager is able to price on a daily or weekly basis.
                              ------------------------------------------------------------
     Developing World         Seeks capital appreciation.

                              Invests primarily in equity securities of companies in
                              developing or emerging countries.
                              ------------------------------------------------------------
     Emerging Markets         Seeks long-term capital appreciation.

                              Invests primarily in equity securities of companies in at
                              least six different emerging market countries.
                              ------------------------------------------------------------
     THE PIMCO VARIABLE INSURANCE TRUST
     PIMCO High Yield Bond    Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

                              Invests at least 65% of its assets in a diversified
                              portfolio of junk bonds rated at least B by Moody's Investor
                              Services, Inc. or Standard & Poor's or, if unrated,
                              determined by the portfolio manager to be of comparable
                              quality.
                              ------------------------------------------------------------
     PIMCO StocksPLUS
     Growth and Income        Seeks to achieve a total return which exceeds the total
                              return performance of the S&P 500.

                              Invests primarily in common stocks, options, futures,
                              options on futures and swaps.
                              ------------------------------------------------------------

INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rate of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


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                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred variable annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust and the PIMCO Variable Insurance Trust through by Account B.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you or the annuitant dies. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner or the annuitant dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $25,000 or more. You may make additional payments of at least $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.




IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.


CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. Once the completed application is received, we will allocate the payment to the subaccount(s) specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held with respect to the Contract. The net investment results of each subaccount vary with its investment performance.


ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.


CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers (and any related charges) to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, any distribution fee, and any charge for premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any incurred distribution fee (annual sales load), any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.


THE SUBACCOUNTS
Each of the 22 subaccounts of Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Account B invests in a corresponding portfolio of the GCG Trust or a corresponding portfolio of the PIMCO Variable Insurance Trust.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange Commission (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.


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                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If you take more than one regular withdrawal during a contract year, we impose a withdrawal charge for each additional withdrawal. See "Charges and Fees -- Withdrawal Charge."

You need to submit to us a written request specifying the subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $1,000. If you take more than one regular withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of each additional amount withdrawn. A regular withdrawal or a combination of a regular withdrawal or a combination of a regular withdrawal and systematic withdrawals received or expected to be received during the contract year may not exceed 25% of the contract value as of the date of the current withdrawal. Also, any combination of a regular withdrawal and IRA withdrawals received or expected to be received during a contract year may not exceed 25% of the contract value as of the date of the regular withdrawal.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on a monthly or quarterly basis from the contract value in the subaccounts in which you are invested. You may elect payments to start as early as 28 days after the contract date. You choose the date on which the withdrawals will be made but this date cannot be later than the 28th day of the month. If you do not choose a date, we will make the withdrawals on the same calendar day of each month as the contract date. Each withdrawal payment must be at least $100.

The amount of your withdrawal can either be a (i) fixed dollar amount, or (ii) an amount based on a percentage of the contract value from the subaccounts in which you are invested. Both options are subject to the following maximums:

              FREQUENCY             MAXIMUM PERCENTAGE
              Monthly                     1.25%
              Quarterly                   3.75%

If you select a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on the withdrawal date, we will reduce the amount withdrawn so that it equals such percentage. If you select a percentage and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we will increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the $100. If it is above the maximum percentage we will send the amount, and then cancel the option.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option commence in a contract year where a regular withdrawal has been taken, but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

In no event may a systematic partial withdrawal or a combination of a regular withdrawal and systematic partial withdrawals received or expected to be received during the contract year, exceed 25% of the accumulation value as of the date of the current withdrawal.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract, and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount.


To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.


DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $10,000 of contract value in the Limited Maturity Bond subaccount or the Liquid Asset subaccount. These subaccounts serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $250. If your source account is the Limited Maturity Bond subaccount or the Liquid Asset subaccount, the maximum amount that can be transferred each month is your contract value in such source account divided by 12.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

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                                  DEATH BENEFIT
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless the beneficiary is the surviving spouse and elects to continue the Contract. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

If the contract owner or the annuitant is not more than 75 years old (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

     1)   the contract value; and

     2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate for calculating the death benefit for the Liquid Asset subaccount will be the lesser of the 7% annual effective rate or the net rate of return for the subaccount during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

     1)   the cash surrender value; and

     2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of:
(1) the contract value: and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of: (1) the cash surrender value; and (2) the total premium payments made under the contract subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

HOW TO CLAIM PAYMENTS TO BENEFICIARY
We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

DEATH BENEFIT DURING THE INCOME PHASE
If the contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.


REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and
(ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

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                                CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.



CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     DISTRIBUTION FEE. We deduct a sales load in an annual amount of 0.65% of each premium at the end of each contract year for a period of 10 years from the date we receive and accept each premium payment.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 fee for each transfer after the twelfth transfer in a contract year. If such charge is assessed, we would deduct the charge from the subaccounts from which each such transfer is made in proportion to the amount being transferred from each such subaccount, unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging and confirm the automatic rebalancing is not available transfers we make to and from any subaccount specially designated by the Company for such purpose.

     WITHDRAWAL CHARGE. If you take more than one regular withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional regular withdrawal. The charge is deducted from the subaccounts from which each such regular withdrawal is made in proportion to the amount being withdrawn from each subaccount, unless you have chosen to use the Liquid Asset subaccount.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The daily charge is at the rate of 0.003446% (equivalent to an annual rate of 1.25%) of the assets you have in each subaccount.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.


Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date, but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax advisor for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in your Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.


SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the Securities and Exchange Commission so permits for the protection of security holders.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.


FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value, including a refund of any charges deducted. The Contract will be void as of the day we receive your Contract and your request. Some states require that we return the premium paid rather than the contract value. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). If you exercise your right to cancel, we will return the greater of (a) the premium invested and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees. We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. ("DSI") is principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay DSI for acting as principal underwriter under a distribution agreement who in turn pays the writing agent.

DSI enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. DSI receives commissions of up to 0.75% of average annual contact assets per year over the life of the contract, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.

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                            UNDERWRITER COMPENSATION
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      NAME OF PRINCIPAL          AMOUNT OF                   OTHER
         UNDERWRITER       COMMISSION TO BE PAID         COMPENSATION

   Directed Services, Inc.   Maximum of 0.75%        Reimbursement of any
                             of average annual   covered expenses incurred by
                              contract assets             registered
                                 per year             representatives in
                                 over the               connection with
                           life of the contract.       the distribution
                                                       of the Contracts.
   --------------------------------------------------------------------------

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed the above maximum).

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American and Account B appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.


ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA, if they are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. You should consult a competent tax adviser for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

          ITEM                                                              PAGE
     Introduction...........................................................   1
     Description of Golden American Life Insurance Company..................   1
     Safekeeping of Assets..................................................   1
     The Administrator......................................................   1
     Independent Auditors...................................................   1
     Distribution of Contracts..............................................   1
     Performance Information................................................   2
     IRA Partial Withdrawal Option..........................................   7
     Other Information......................................................   7
     Financial Statements of Separate Account B.............................   8
     Financial Statements of Golden American Life Insurance Company.........   8


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PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

106957  DVA 100  6.0%  05/00

                      This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table. The Managed Global subaccount commenced operations initially as a subaccount of another separate account, the Managed Global Account of Separate Account D of Golden American; however, at the time of conversion the value of an accumulation unit did not change). As of May 1, 1999, we no longer accept new allocations into the All-Growth and Growth Opportunities subaccounts.

LIQUID ASSET
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 14.85            65,836        $       978
1998                 14.83            50,601                727
1997                 13.87            37,946                526
1996                 13.38            19,543                262
1995                 12.92            70,999                917
1994                 12.41            71,013                881
1993                 12.13            11,507                140
12/31/92             11.98                --                 --
------------------------------------------------------------------


LIMITED MATURITY BOND
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 16.77            15,728        $       264
1998                 16.81            22,995                387
1997                 15.95            22,582                360
1996                 15.10            32,874                498
1995                 14.13            14,356                212
1994                 13.36            20,243                271
1993                 13.71            55,281                758
12/31/92             13.09                --                 --
------------------------------------------------------------------

                                       A1

GLOBAL FIXED INCOME
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $                                $
1998                   --                 --                 --
5/1/98               12.08                --                 --
------------------------------------------------------------------


FULLY MANAGED
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 21.73            28,071        $       610
1998                 20.61            33,313                686
1997                 19.72            36,340                717
1996                 17.33            21,625                375
1995                 15.10            29,312                443
1994                 12.68            32,224                410
1993                 13.86            38,509                534
12/31/92             13.06                --                 --
------------------------------------------------------------------


TOTAL RETURN
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 18.10            5,119         $        93
1998                 17.75            6,695                 119
1997                 16.12            4,909                  79
1/20/97              13.82               --                  --
------------------------------------------------------------------


EQUITY INCOME
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 21.56             52,427       $     1,130
1998                 22.01             64,749             1,425
1997                 20.61             86,050             1,773
1996                 17.79             99,857             1,777
1995                 16.58            140,336             2,327
1994                 14.13            136,683             1,933
1993                 14.50             36,280               527
12/31/92             13.22                 --                --
------------------------------------------------------------------

                                       A2

VALUE EQUITY
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 18.16            13,030        $       237
1998                 18.32            20,539                376
1997                 18.28            24,986                457
1996                 14.56            27,355                398
1995                 13.34            10,226                136
1/3/95               10.00                --                 --
------------------------------------------------------------------


RISING DIVIDENDS
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 25.88            62,149        $     1,608
1998                 22.64            92,161              2,086
1997                 20.11            85,890              1,727
1996                 15.70            77,854              1,222
1995                 13.19            50,637                668
1994                 10.20            45,055                460
1993                 10.28            11,960                123
10/4/93              10.00                --                 --
------------------------------------------------------------------


MANAGED GLOBAL
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 24.08             38,870       $       936
1998                 14.95             47,894               716
1997                 11.72             76,803               900
1996                 10.59             64,797               686
1995                  9.56             56,983               544
1994                  9.03             69,795               630
1993                 10.48             63,254               663
1992                 10.01            386,546            38,699
10/21/92             10.00                 --                --
------------------------------------------------------------------

                                       A3

RESEARCH
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 28.10            18,345        $       515
1998                 22.93            20,718                475
1997                 18.89            10,225                193
1/20/97              16.51                --                 --
------------------------------------------------------------------


STRATEGIC EQUITY
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 21.94             6,159        $       135
1998                 14.23            22,096                315
1997                 14.31            34,778                498
1996                 11.78            35,219                415
1995                 10.00            26,760                267
10/2/95              10.00                --                 --
------------------------------------------------------------------


CAPITAL APPRECIATION
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999                $ 30.18           29,781        $       899
1998                  24.55           49,076              1,205
1997                  22.08           46,932              1,036
1996                  17.36           35,436                615
1995                  14.63           26,783                392
1994                  11.40           31,314                357
1993                  11.74           48,394                568
12/31/92              10.99               --                 --
------------------------------------------------------------------


CAPITAL GROWTH
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 21.10            11,902        $       251
1998                 17.03             9,399                160
1997                 15.42             9,355                144
1996                 12.49             2,225                 28
9/3/96               10.95                --                 --
------------------------------------------------------------------

                                       A4

MID-CAP GROWTH
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 39.75             9,549        $       380
1998                 22.50            12,309                277
1997                 18.57             5,670                193
1996                 15.74            10,361                 89
9/3/96               14.69                --                 --
------------------------------------------------------------------


SMALL CAP
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 22.87            14,018        $       320
1998                 15.39            18,405                283
1997                 12.90            38,537                497
1996                 11.85            40,332                478
1/2/96               10.00                --                 --
------------------------------------------------------------------


GROWTH
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 28.67            28,942        $       830
1998                 16.31            11,112                181
1997                 13.04             2,137                 28
1/20/97              12.01                --                 --
------------------------------------------------------------------


REAL ESTATE
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 20.70             7,595        $       157
1998                 21.82             9,562                209
1997                 25.55            22,395                572
1996                 21.10            14,864                314
1995                 15.80            14,556                230
1994                 13.74            16,064                221
1993                 13.10             7,264                 95
12/31/92             11.32                --                 --
------------------------------------------------------------------

                                       A5

HARD ASSETS
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 17.44            21,674        $       378
1998                 14.33            23,997                344
1997                 20.63            32,428                669
1996                 19.70            36,118                712
1995                 14.99            19,158                287
1994                 13.73            22,343                307
1993                 13.57             3,478                 47
12/31/92              9.17                --                 --
------------------------------------------------------------------


DEVELOPING WORLD
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 11.64            27,991        $       326
1998                   --                 --                 --
5/1/98               10.42                --                 --
------------------------------------------------------------------


EMERGING MARKETS
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 11.92             19,565       $       233
1998                  6.52             23,813               155
1997                  8.71             34,350               299
1996                  9.74             28,101               274
1995                  9.20             30,591               281
1994                 10.38            219,810             2,281
1993                 12.40             52,093               646
10/4/93              10.00                 --                --
------------------------------------------------------------------


THE PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD BOND
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 10.25            951           $        10
5/1/99               10.00             --                    --
------------------------------------------------------------------

                                       A6

PIMCO STOCKSPLUS GROWTH AND INCOME
------------------------------------------------------------------

------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT          UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $ 13.14            292           $         4
5/1/99               10.00             --                    --
------------------------------------------------------------------

                                       A7

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
 GOLDEN AMERICAN LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED IN DELAWARE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

106957                                                                  05/01/00

                                  PART B

                       Statement of Additional Information

                                GOLDENSELECT DVA

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2000

                                TABLE OF CONTENTS

ITEM                                                                        PAGE

Introduction                                                                   1
Description of Golden American Life Insurance Company                          1
Safekeeping of Assets                                                          1
The Administrator                                                              1
Independent Auditors                                                           1
Distribution of Contracts                                                      1
Performance Information                                                        2
IRA Partial Withdrawal Option                                                  7
Other Information                                                              7
Financial Statements of Golden American Life Insurance Company                 8
Financial Statements of Separate Account B                                     8

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $495.0 billion in assets as of December 31, 1999.

As of December 31, 1999, Golden American had approximately $477.8 million in stockholder's equity and approximately $9.4 billion in total assets, including approximately $7.6 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), which is licensed to do variable annuity business in the states of New York and Delaware.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $364,086 and $892,903 pursuant to the service agreement in 1999 and 1998, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions, during the year ended December 31, 1997, through two broker/dealer institutions during the year ended December 31, 1998 and through two broker/dealer institutions during the year ended December 31, 1999. For the years ended 1999, 1998 and 1997 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $181,536,000, $117,470,000 and $36,350,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $10,136,000, $4,771,000 and $2,770,000 for the years ended 1999, 1998 and 1997, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [(Base Period Return) +1) ^ 365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1999 to December 31, 1999 were 4.54% and 4.64%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                    Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 P(1+T)^(n)=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges and the maximum mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for Periods Ending 12/31/99 - Standardized
----------------------------------------------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                           -3.36%         2.68%         2.84%*      3.23%*     1/25/89
Limited Maturity Bond                  -6.93%         3.74%         3.98%*      4.46%*     1/25/89
Global Fixed Income                   -16.58%         2.36%*         n/a        2.58%*     10/7/94
Fully Managed                          -1.20%        10.69%         7.37%*      6.97%*     1/25/89
Total Return                           -4.70%        12.38%*         n/a       11.50%*     10/7/94
Equity Income                          -8.76%         8.06%         6.79%*      6.94%*     1/25/89
Value Equity                           -7.54%          n/a           n/a       12.09%       1/1/95
Rising Dividends                        7.67%        19.97%          n/a       16.09%      10/4/93
Managed Global                         54.62%        20.99%*         n/a       12.34%*    10/21/92
Research                               15.94%        23.19%*         n/a       21.44%*     10/7/94
Capital Appreciation                   16.35%        21.01%          n/a       15.19%*      5/4/92
Capital Growth                         17.25%          n/a           n/a       21.29%       4/1/96
Strategic Equity                       47.63%          n/a           n/a       19.57%      10/2/95
Mid-Cap Growth                         70.22%        30.42%*         n/a       29.79%*     10/7/94
Small Cap                              42.05%          n/a           n/a       22.13%       1/2/96
Growth                                 69.30%          n/a           n/a       31.71%*      4/1/96
Real Estate                           -11.82%         7.86%         7.39%*      6.47%*     1/25/89
Hard Assets                            15.08%         4.04%         3.42%*      4.79%*     1/25/90
Developing World                       53.00%          n/a           n/a        5.37%      2/18/98
Emerging Markets                       76.41%         1.52%          n/a        2.02%      10/4/93

THE PIMCO TRUST
High Yield Bond                        -5.06%*         n/a           n/a       -1.78%*      5/1/98
StocksPLUS Growth and Income           11.60%*         n/a           n/a       14.85%*      5/1/98

-------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 P(1+T)^(n)]=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the death benefit and the administrative charges but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for Periods Ending 12/31/99 - Non-Standardized
--------------------------------------------------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                            3.69%         4.02%         3.76%*      4.05%*     1/25/89
Limited Maturity Bond                   0.12%         5.02%         4.84%*      5.22%*     1/25/89
Global Fixed Income                    -9.53%         3.63%*         n/a        3.61%*     10/7/94
Fully Managed                           5.85%        11.76%         8.17%*      7.74%*     1/25/89
Total Return                            2.34%        13.41%*         n/a       12.40%*     10/7/94
Equity Income                          -1.71%         9.19%         7.58%*      7.66%*     1/25/89
Value Equity                           -0.49%          n/a           n/a       13.08%       1/1/95
Rising Dividends                       14.72%        20.86%          n/a       16.86%      10/4/93
Managed Global                         61.67%        22.09%*         n/a       13.38%*    10/21/92
Research                               22.99%        24.05%*         n/a       22.25%*     10/7/94
Capital Appreciation                   23.40%        21.91%          n/a       15.92%*      5/4/92
Capital Growth                         24.30%          n/a           n/a       22.44%       4/1/96
Strategic Equity                       54.68%          n/a           n/a       20.74%      10/2/95
Mid-Cap Growth                         77.27%        31.31%*         n/a       30.62%*     10/7/94
Small Cap                              49.10%          n/a           n/a       23.42%       1/2/96
Growth                                 76.35%          n/a           n/a       32.86%*      4/1/96
Real Estate                            -4.77%         8.92%         8.19%*      7.26%*     1/25/89
Hard Assets                            22.13%         5.28%         4.40%*      5.59%*     1/25/90
Developing World                       60.05%          n/a           n/a        8.76%      2/18/98
Emerging Markets                       83.45%         3.17%          n/a        3.21%      10/4/93

THE PIMCO TRUST
High Yield Bond                         1.99%*         n/a           n/a        1.83%*      5/1/98
StocksPLUS Growth and Income           18.65%*         n/a           n/a       18.18%*      5/1/98

--------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF AUV
   EXAMPLE 1.

   1.   AUV, beginning of period                                        $10.00
   2.   Value of securities, beginning of period                        $10.00
   3.   Change in value of securities                                   $ 0.10
   4.   Gross investment return (3) divided by (2)                      $ 0.01
   5.   Less daily mortality and expense charge                      .00002342
   6.   Less asset based administrative charge                       .00000411
   7.   Net investment return (4) minus (5) minus (6)                .00997247
   8.   Net investment factor (1.000000) plus (7)                   1.00997247
   9.   AUV, end of period (1) multiplied by (8)                   $10.0997247


ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
   EXAMPLE 2.

   1.   Initial Premium Payment                                       $1000.00
   2.   AUV on effective date of purchase (see Example 1)               $10.00
   3.   Number of Units purchased [(1) divided by (2)]                     100
   4.   AUV for valuation date following purchase (see Example 1)  $10.0997247
   5.   Contract  Value in account for valuation date
        following purchase [(3) multiplied by (4)]                    $1009.97

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is notwithdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

The audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Consolidated Balance Sheets
          Consolidated Statements of Operations
          Consolidated Statements of Changes in Stockholder's Equity Consolidated Statements of Cash Flows
     Notes to Consolidated Financial Statements

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Net Assets as of December 31, 1999 Statements of Operations for the year ended December 31, 1999 Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
     Notes to Financial Statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------




REPORT OF INDEPENDENT AUDITORS


The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1999 and 1998, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997, and January 1, 1997 through October 24, 1997. These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, in conformity with accounting principles generally accepted in the United States.

                                                             s/Ernst & Young LLP

Des Moines, Iowa
February 4, 2000

                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               CONSOLIDATED BALANCE SHEETS
                      (Dollars in thousands, except per share data)

                                                            POST-MERGER
                                                   ---------------------------
                                                   December 31,   December 31,
                                                      1999           1998
                                                   ------------   ------------
    ASSETS

     Investments:
       Fixed maturities, available for sale,
         at fair value (Cost: 1999 - $858,052;
         1998 - $739,772).......................    $835,321       $741,985
       Equity securities, at fair value (cost:
         1999 - $14,952; 1998 - $14,437)........      17,330         11,514
       Mortgage loans on real estate............     100,087         97,322
       Policy loans.............................      14,157         11,772
       Short-term investments...................      80,191         41,152
                                                  ----------     ----------
    Total investments...........................   1,047,086        903,745

    Cash and cash equivalents...................      14,380          6,679

    Reinsurance recoverable.....................      14,834          7,586

    Due from affiliates.........................         637          2,983

    Accrued investment income...................      11,198          9,645

    Deferred policy acquisition costs...........     528,957        204,979

    Value of purchased insurance in force.......      31,727         35,977

    Current income taxes recoverable............          35            628

    Deferred income tax asset...................      21,943         31,477

    Property and equipment, less allowances for
       depreciation of $3,229 in 1999 and $801
       in 1998..................................      13,888          7,348

    Goodwill, less accumulated amortization of
       $8,186 in 1999 and $4,408 in 1998........     142,941        146,719

    Other assets................................       2,514            743

    Separate account assets.....................   7,562,717      3,396,114
                                                  ----------     ----------
    Total assets................................  $9,392,857     $4,754,623
                                                  ==========     ==========



                              See accompanying notes.

                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS - CONTINUED
                 (Dollars in thousands, except per share data)

                                                        POST-MERGER
                                              -----------------------------
                                                December 31,   December 31,
                                                    1999           1998
                                              --------------   ------------

LIABILITIES AND STOCKHOLDER'S EQUITY

Policy liabilities and accruals:
   Future policy benefits:
      Annuity and interest sensitive
        life products.......................     $1,033,701     $881,112
      Unearned revenue reserve..............          6,300        3,840
   Other policy claims and benefits.........              8           --
                                                 ----------   ----------
                                                  1,040,009      884,952

 Surplus notes..............................        245,000       85,000
 Revolving note payable.....................          1,400           --
 Due to affiliates..........................          9,547           --
 Other liabilities..........................         56,335       34,663
 Separate account liabilities...............      7,562,717    3,396,114
                                                 ----------   ----------
                                                  8,915,008    4,400,729

 Commitments and contingencies

 Stockholder's equity:
   Common stock, par value $10 per share,
      authorized, issued, and outstanding
      250,000 shares........................          2,500        2,500
   Additional paid-in capital...............        468,640      347,640
   Accumulated other comprehensive loss.....         (9,154)        (895)
   Retained earnings........................         15,863        4,649
                                                 ----------   ----------
 Total stockholder's equity.................        477,849      353,894
                                                 ----------   ----------
 Total liabilities and stockholder's equity.     $9,392,857   $4,754,623
                                                 ==========   ==========


                              See accompanying notes.


                             GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              CONSOLIDATED STATEMENTS OF OPERATIONS
                                     (Dollars in thousands)

                                                                                      POST-
                                                   POST-MERGER                    ACQUISITION
                                    --------------------------------------------|-------------
                                                                 For the period |or the period
                                                                    October 25, |  January 1,
                                     For the year  For the year       1997      |    1997
                                        ended         ended         through     |   hrough
                                     December 31,  December 31,   December 31,  |  October 24,
                                         1999          1998           1997      |     1997
                                    --------------------------------------------|--------------
Revenues                                                                        |
   Annuity and interest                                                         |
      sensitive life product                                                    |
      charges.......................  $ 82,935      $ 39,119        $ 3,834     |   $18,288
   Management fee revenue...........    10,136         4,771            508     |     2,262
   Net investment income............    59,169        42,485          5,127     |    21,656
   Realized gains (losses)                                                      |
      on investments................    (2,923)       (1,491)            15     |       151
   Other income.....................    10,827         5,569            236     |       426
                                      --------       -------        -------     |   -------
                                       160,144        90,453          9,720     |    42,783
                                                                                |
Insurance benefits and expenses:                                                |
   Annuity and interest sensitive                                               |
     life benefits:                                                             |
     Interest credited to account                                               |
       balances.....................   175,851        94,845          7,413     |    19,276
     Benefit claims incurred in                                                 |
       excess of account balances...     6,370         2,123             --     |       125
   Underwriting, acquisition, and                                               |
     insurance expenses:                                                        |
     Commissions....................   188,383       121,171          9,437     |    26,818
     General expenses...............    60,194        37,577          3,350     |    13,907
     Insurance taxes, state                                                     |
       licenses, and fees...........     3,976         4,140            450     |     1,889
     Policy acquisition costs                                                   |
       deferred.....................  (346,396)     (197,796)       (13,678)    |   (29,003)
     Amortization:                                                              |
      Deferred policy acquisition                                               |
        costs.......................    33,119         5,148            892     |     1,674
      Value of purchased insurance                                              |
        in force....................     6,238         4,724            948     |     5,225
      Goodwill......................     3,778         3,778            630     |     1,398
                                      --------       -------        -------     |   -------
                                       131,513        75,710          9,442     |    41,309
                                                                                |
Interest expense....................     8,894         4,390            557     |     2,082
                                      --------       -------        -------     |   -------
                                       140,407        80,100          9,999     |    43,391
                                      --------       -------        -------     |   -------
Income (loss) before income taxes...    19,737        10,353           (279)    |      (608)
                                                                                |
Income taxes........................     8,523         5,279            146     |    (1,337)
                                      --------       -------        -------     |   -------
                                                                                |
Net income (loss)...................  $ 11,214       $ 5,074        $  (425)    |   $   729
                                      ========       =======        =======     |   =======


                               See accompanying notes.


                           GOLDEN AMERICAN LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                   (Dollars in thousands)


                                                       Accumulated
                                         Additional       Other                    Total
                                 Common    Paid-in    Comprehensive  Retained   Stockholder's
                                  Stock    Capital    Income (Loss)  Earnings      Equity
                                ------------------------------------------------------------
                                                      PRE-ACQUISITION
                                ------------------------------------------------------------
Balance at January 1, 1997.....  $2,500   $137,372      $   262       $   350     $140,484
 Comprehensive income:
  Net income...................      --         --           --           729          729
  Change in net unrealized
   investment gains (losses)...      --         --        1,543            --        1,543
                                                                                  --------
 Comprehensive income...........                                                     2,272
 Contribution of Capital........     --      1,121           --            --        1,121
                                 ------   --------      -------       -------     --------
Balance at October 24, 1997....  $2,500   $138,493      $ 1,805       $ 1,079     $143,877
                                 ======   ========      =======       =======     ========

                                -----------------------------------------------------------
                                                     POST-MERGER
                                -----------------------------------------------------------
Balance at October 25, 1997....  $2,500   $224,997           --            --     $227,497
 Comprehensive income:
  Net loss.....................      --         --           --       $  (425)        (425)
  Change in net unrealized
     investment gains (losses).      --         --      $   241            --          241
                                                                                  --------
Comprehensive loss.............                                                       (184)
                                 ------   --------      -------       -------     --------
Balance at December 31,1997....   2,500    224,997          241          (425)    $227,313
 Comprehensive income:
  Net income...................      --         --           --         5,074        5,074
  Change in net unrealized
     investment gains (losses).      --         --       (1,136)           --       (1,136)
                                                                                  --------
 Comprehensive income..........                                                      3,938
 Contribution of Capital........     --    122,500           --            --      122,500
 Other..........................     --        143           --            --          143
                                 ------   --------      -------       -------     --------
Balance at December 31,1998....   2,500    224,997         (895)        4,649      353,894
Comprehensive income:
  Net income...................      --         --           --        11,214       11,214
  Change in net unrealized
     investment gains (losses).      --         --       (8,259)           --       (8,259)
                                                                                  --------
Comprehensive income...........                                                      2,955
 Contribution of Capital........     --    121,000           --            --      121,000
                                 ------   --------      -------       -------     --------
Balance at December 31,1999....  $2,500   $468,640      $(9,154)      $15,863     $477,849
                                 ======   ========      =======       =======     ========




                                  See accompanying notes.



                                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                             (Dollars in thousands)

                                                                                              |    POST-
                                                                  POST-MERGER                 | ACQUISITION
                                                   -------------------------------------------|---------------
                                                                               For the period | For the period
                                                                                 October 25,  |   January 1,
                                                   For the year  For the year      1997       |     1997
                                                      ended         ended         through     |    through
                                                   December 31,  December 31,    December 31, |   October 24,
                                                      1999          1998            1997      |      1997
                                                   ------------  ------------  -------------- | --------------
OPERATING ACTIVITIES                                                                          |
Net income (loss).................................   $11,214        $5,074          $(425)    |         $729
Adjustments to reconcile net income (loss) to net                                             |
  cash provided by (used in) operations:                                                      |
   Adjustments related to annuity and                                                         |
     interest sensitive life products:                                                        |
     Interest credited and other charges on                                                   |
       interest sensitive products................   175,851        94,845          7,413     |       19,276
     Charges for mortality and administration.....       524          (233)           (62)    |          (99)
     Change in unearned revenues..................     2,460         2,651          1,189     |        3,292
   Increase (decrease) in policy liabilities and                                              |
     accruals.....................................         8           (10)            10     |           --
   Decrease (increase) in accrued investment                                                  |
     income.......................................    (1,553)       (3,222)         1,205     |       (3,489)
   Policy acquisition costs deferred..............  (346,396)     (197,796)       (13,678)    |      (29,003)
   Amortization of deferred policy                                                            |
     acquisition costs............................    33,119         5,148            892     |        1,674
   Amortization of value of purchased                                                         |
     insurance in force...........................     6,238         4,724            948     |        5,225
   Change in other assets, due to/from                                                        |
     affiliates, other liabilities, and accrued                                               |
     income taxes.................................    24,845         9,979          4,205     |       (8,944)
   Provision for depreciation and amortization....     8,850         8,147          1,299     |        3,203
   Provision for deferred income taxes............     8,523         5,279            146     |          316
   Realized (gains) losses on investments.........     2,923         1,491            (15)    |         (151)
                                                    --------      --------        -------     |     ---------
Net cash provided by (used in) operating                                                      |
   activities.....................................   (73,394)      (63,923)         3,127     |       (7,971)
                                                                                              |
INVESTING ACTIVITIES                                                                          |
Sale, maturity, or repayment of investments:                                                  |
   Fixed maturities - available for sale..........   220,547       145,253          9,871     |       39,622
   Mortgage loans on real estate..................     6,572         3,791          1,644     |        5,828
   Short-term investments - net...................        --            --             --     |       11,415
                                                    --------      --------        -------     |     ---------
                                                     227,119       149,044         11,515     |       56,865
Acquisition of investments:                                                                   |
   Fixed maturities - available for sale..........  (344,587)     (476,523)       (29,596)    |     (155,173)
   Equity securities..............................        --       (10,000)            (1)    |       (4,865)
   Mortgage loans on real estate..................    (9,659)      (16,390)       (14,209)    |      (44,481)
   Policy loans - net.............................    (2,385)       (2,940)          (328)    |       (3,870)
   Short-term investments - net...................   (39,039)      (26,692)       (13,244)    |           --
                                                    --------      --------        -------     |     ---------
                                                    (395,670)     (532,545)       (57,378)    |     (208,389)
Net purchase of property and equipment............    (8,968)       (6,485)          (252)    |         (875)
                                                    --------      --------        -------     |     ---------
Net cash used in investing activities.............  (177,519)     (389,986)       (46,115)    |     (152,399)

                                            See accompanying notes.


                                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                                             (Dollars in thousands)

                                                                                       |    POST-
                                                           POST-MERGER                 | ACQUISITION
                                            -------------------------------------------|---------------
                                                                        For the period | For the period
                                                                          October 25,  |   January 1,
                                            For the year  For the year      1997       |     1997
                                               ended         ended         through     |    through
                                            December 31,  December 31,    December 31, |   October 24,
                                               1999          1998            1997      |      1997
                                            ------------  ------------  -------------- | --------------
FINANCING ACTIVITIES                                                                   |
Proceeds from reciprocal loan agreement                                                |
   borrowings..............................  $396,350       $500,722            --     |          --
Repayment of reciprocal loan agreement                                                 |
   borrowings..............................  (396,350)      (500,722)           --     |          --
Proceeds from revolving note payable.......   220,295        108,495            --     |          --
Repayment of revolving note payable........  (218,895)      (108,495)           --     |          --
Proceeds from surplus note.................   160,000         60,000            --     |          --
Proceeds from line of credit borrowings....        --             --       $10,119     |     $97,124
Repayment of line of credit borrowings.....        --         (5,309)       (2,207)    |     (80,977)
Receipts from annuity and interest                                                     |
   sensitive life policies credited to                                                 |
   account balances........................   773,685        593,428        62,306     |     261,549
Return of account balances on annuity                                                  |
   and interest sensitive life policies....  (147,201)       (72,649)       (6,350)    |     (13,931)
Net reallocations to separate accounts.....  (650,270)      (239,671)      (17,017)    |     (93,069)
Contributions of capital by parent.........   121,000        103,750            --     |       1,011
                                             --------      --------        -------     |   ---------
Net cash provided by financing activities..   258,614        439,549        46,851     |     171,707
                                             --------      --------        -------     |   ---------
                                                                                       |
Increase (decrease) in cash and cash                                                   |
   equivalents.............................     7,701        (14,360)        3,863     |      11,337
Cash and cash equivalents at                                                           |
   beginning of period.....................     6,679         21,039        17,176     |       5,839
                                             --------      --------        -------     |   ---------
Cash and cash equivalents at                                                           |
   end of period...........................   $14,380         $6,679       $21,039     |     $17,176
                                             ========      =========       =======     |   =========
                                                                                       |
SUPPLEMENTAL  DISCLOSURE                                                               |
 OF CASH FLOW  INFORMATION                                                             |
Cash paid during the period for:                                                       |
   Interest................................    $6,392         $4,305          $295     |      $1,912
   Income taxes............................        --             99            --     |         283
Non-cash financing activities:                                                         |
   Non-cash adjustment to additional                                                   |
     paid-in capital for adjusted merger                                               |
     costs.................................        --            143            --     |          --
   Contribution of property and                                                        |
     equipment from EIC Variable,                                                      |
     Inc. net of $353 of accumulated                                                   |
     depreciation..........................        --             --            --     |         110
   Contribution of capital from parent to                                              |
     repay line of credit borrowings.......        --         18,750            --     |          --


                                        See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES


CONSOLIDATION

The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION

Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. First Golden is licensed to sell insurance products in New York and Delaware. The Companies' products are marketed by broker/dealers, financial institutions, and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from
Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. ("BT Variable") was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements included for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting and for the period January 1, 1997 through October 24, 1997 are presented on the Post-Acquisition basis of accounting.

INVESTMENTS

Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for
Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 1999 and 1998, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


yield over the  securities'  expected  lives.  Amortization/accrual  of
premiums  and   discounts  on  mortgage   and  other   asset-backed   securities
incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans On Real Estate: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains And Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities, which consist of the Companies' investment in its registered separate accounts, are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business, have been deferred. Acquisition costs for variable insurance products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger and acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment, and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation.
Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS
Future policy benefits for divisions of the variable products with fixed interest guarantees are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 11.00% during 1999, 3.00% to 10.00% during 1998, and 3.30% to 8.25% during 1997. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable contracts. Contractholders, rather than the Companies, bear the investment risk for the variable insurance products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable insurance products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


Product charges recorded by the Companies from variable insurance products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration, and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2000, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
The Companies manage their business as one segment, the sale of variable insurance products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable insurance products are sold to consumers and corporations throughout the United States.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities), and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


regarding
all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS
Certain amounts for the periods ended in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 financial statement presentation.


2. BASIS OF FINANCIAL REPORTING


The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable insurance products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable insurance products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $85,578,000 in 1999, $68,002,000 in 1998, and $428,000
in 1997. Total statutory capital and surplus was $368,928,000 at December 31, 1999 and $183,045,000 at December 31, 1998.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


3. INVESTMENT OPERATIONS


INVESTMENT RESULTS
Major categories of net investment income are summarized below:

                                                   POST-MERGER                  |POST-ACQUISITION
                                     -------------------------------------------|----------------
                                                                 For the period | For the period
                                                                   October 25,  |   January 1,
                                     For the year  For the year      1997       |     1997
                                         ended         ended       through      |   through
                                     December 31,  December 31,   December 31,  |  October 24,
                                        1999          1998           1997       |      1997
                                     ------------  ------------  -------------- | --------------
                                                    (Dollars in thousands)
                                                                                |
 Fixed maturities...............        $50,352       $35,224        $ 4,443    |     $18,488
 Equity securities..............            515            --              3    |          --
 Mortgage loans on real estate..          7,074         6,616            879    |       3,070
 Policy loans...................            485           619             59    |         482
 Short-term investments.........          2,583         1,311            129    |         443
 Other, net.....................            388           246           (154)   |          24
                                        -------       -------        -------    |     -------
 Gross investment income........         61,397        44,016          5,359    |      22,507
 Less investment expenses.......         (2,228)       (1,531)          (232)   |        (851)
                                        -------       -------        -------    |     -------
 Net investment income..........        $59,169       $42,485        $ 5,127    |     $21,656
                                        =======       =======        =======    |     =======

Realized gains (losses) on investments follows:

                                                   POST-MERGER                  |POST-ACQUISITION
                                     -------------------------------------------|----------------
                                                                 For the period | For the period
                                                                   October 25,  |   January 1,
                                     For the year  For the year      1997       |     1997
                                         ended         ended       through      |   through
                                     December 31,  December 31,   December 31,  |  October 24,
                                        1999          1998           1997       |      1997
                                     ------------  ------------  -------------- | --------------
                                                  (Dollars in thousands)
                                                                                |
  Fixed maturities, available for                                               |
    sale..........................      $(2,910)      $(1,428)       $    25    |     $    151
  Mortgage loans on real estate...          (13)          (63)           (10)   |           --
                                        -------       -------        -------    |      -------
  Realized gains (losses) on                                                    |
    investments...................      $(2,923)      $(1,491)           $15    |         $151
                                        =======       =======        =======    |     ========


The change in unrealized appreciation (depreciation) of securities at fair value follows:

                                                   POST-MERGER                  |POST-ACQUISITION
                                     -------------------------------------------|----------------
                                                                 For the period | For the period
                                                                   October 25,  |   January 1,
                                     For the year  For the year      1997       |     1997
                                         ended         ended       through      |   through
                                     December 31,  December 31,   December 31,  |  October 24,
                                        1999          1998           1997       |      1997
                                     ------------  ------------  -------------- | --------------
                                                  (Dollars in thousands)
                                                                                |
                                                                                |
  Fixed maturities, available for                                               |
    sale...........................     $(24,944)     $  1,100       $ (3,494)  |     $  4,197
  Equity securities................        5,301        (2,390)           (68)  |         (462)
                                        --------      --------       --------   |     --------
  Unrealized appreciation                                                       |
     (depreciation) of securities..     $(19,643)     $ (1,290)      $ (3,562)  |     $  3,735
                                        ========      ========       ========   |     ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


3. INVESTMENT OPERATIONS (continued)


At December 31, 1999 and December 31, 1998, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                       POST-MERGER
                                    ---------------------------------------------------
                                                    Gross       Gross      Estimated
                                     Amortized    Unrealized  Unrealized      Fair
                                        Cost         Gains      Losses       Value
                                    ----------    ----------  ----------   ---------
                                                  (Dollars in thousands)
    December 31, 1999
    -----------------------------
    U.S. government and
       governmental agencies
       and authorities............     $ 21,363          --     $   (260)   $ 21,103
    Public utilities..............       53,754      $   25       (2,464)     51,315
    Corporate securities..........      396,494          53      (12,275)    384,272
    Other asset-backed securities.      207,044         850       (4,317)    203,577
    Mortgage-backed securities....      179,397          39       (4,382)    175,054
                                       --------      ------     --------    --------
    Total.........................     $858,052      $  967     $(23,698)   $835,321
                                       ========      ======     ========    ========

    December 31, 1998
    -----------------------------
    U. S. government and
       governmental agencies
       and authorities............     $ 13,568      $  182     $    (8)    $ 13,742
    Foreign governments...........        2,028           8          --        2,036
    Public utilities..............       67,710         546        (447)      67,809
    Corporate securities..........      365,569       4,578       (2,658)    367,489
    Other asset-backed securities.       99,877         281       (1,046)     99,112
    Mortgage-backed securities....      191,020       1,147         (370)    191,797
                                       --------      ------     --------    --------
    Total.........................     $739,772      $6,742     $ (4,529)   $741,985
                                       ========      ======     ========    ========
   Foreign governments.......................
   .......

Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities. At December 31, 1999, net unrealized investment loss on fixed maturities designated as available for sale totaled $22,731,000. Depreciation of $6,955,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $1,785,000 to VPIF, $10,246,000 to DPAC, and $3,745,000 to
deferred income taxes). At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of adjustments of $203,000 to VPIF, $455,000 to DPAC, and $550,000 to deferred income taxes).

At December 31, 1999, net unrealized appreciation on equity securities was comprised entirely of gross appreciation of $2,378,000. At December 31, 1998, net unrealized depreciation of equity securities was comprised entirely of gross depreciation of $2,923,000.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1999 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


3. INVESTMENT OPERATIONS (continued)



                                                   POST-MERGER
                                            -------------------------
                                            Amortized      Estimated
December 31, 1999                              Cost       Fair Value
---------------------------------------------------------------------
                                              (Dollars in thousands)

Due within one year.....................    $ 25,317       $ 25,186
Due after one year through five years...     355,205        344,998
Due after five years through ten years..      83,004         78,976
Due after ten years.....................       8,085          7,530
                                            --------       --------
                                             471,611        456,690
Other asset-backed securities...........     207,044        203,577
Mortgage-backed securities..............     179,397        175,054
                                            --------       --------
Total...................................    $858,052       $835,321
                                            ========       ========


An analysis of sales, maturities, and principal repayments of the Companies' fixed maturities portfolio follows:

                                                        Gross      Gross     Proceeds
                                           Amortized  Realized   Realized      from
                                             Cost       Gains     Losses       Sale
                                           ---------  --------   --------    --------
                                                     (Dollars in thousands)
POST-MERGER:
For the year ended December 31, 1999:
Scheduled principal repayments, calls,
   and tenders..........................    $141,346     $216       $(174)   $141,388
Sales...................................      80,472      141      (1,454)     79,159
                                            --------     ----     -------    --------
Total...................................    $221,818     $357     $(1,628)   $220,547
                                            ========     ====     =======    ========

For the year ended December 31, 1998:
Scheduled principal repayments, calls,
   and tenders..........................    $102,504      $60         $(3)   $102,561
Sales...................................      43,204      518      (1,030)     42,692
                                            --------     ----     -------    --------
Total...................................    $145,708     $578     $(1,033)   $145,253
                                            ========     ====     =======    ========

For the period October 25, 1997 through
   December 31, 1997:
Scheduled principal repayments, calls,
   and tenders..........................      $6,708       $2          --      $6,710
Sales...................................       3,138       23          --       3,161
                                            --------     ----     -------    --------
Total...................................      $9,846      $25          --      $9,871
                                            ========     ====     =======    ========

POST-ACQUISITION:

For the period January 1, 1997 through
   October 24, 1997:
Scheduled principal repayments, calls,
   and tenders..........................     $25,419       --          --     $25,419
Sales...................................      14,052     $153         $(2)     14,203
                                            --------     ----     -------    --------
Total...................................     $39,471     $153         $(2)    $39,622
                                            ========     ====     =======    ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


3. INVESTMENT OPERATIONS (continued)


Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000. During 1997, no investments were identified as having an other than temporary impairment.

Investments on Deposit: At December 31, 1999 and 1998, affidavits of deposits covering bonds with a par value of $6,470,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1999 and December 31, 1998. Fixed maturities included investments in basic industrials (29% in 1999, 26% in 1998), conventional mortgage-backed securities (22% in 1999, 25% in 1998), financial companies (16% in 1999, 19% in 1998), and other asset-backed securities (19% in 1999, 11% in 1998). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1999 and 1998), Utah (10% in 1999, 11% in
1998), and Georgia (9% in 1999, 10% in 1998). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 1999 and 1998. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (34% in 1999, 36% in 1998), industrial buildings (33% in 1999, 32% in 1998), retail facilities (19% in 1999, 20% in 1998), and multi-family apartments (10% in 1999, 8% in 1998). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1999.


4. COMPREHENSIVE INCOME


Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Total comprehensive income (loss) for the Companies includes $(452,000) for the year ended December 31, 1999 for First Golden ($1,015,000 for the year ended December 31, 1998 and $159,000, and $536,000, respectively, for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997). Other comprehensive income excludes net investment gains (losses) included in net income, which merely represent transfers from unrealized to realized gains and losses. These amounts total $(1,468,000) in 1999 and $(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(1,441,000) in 1999 and $705,000 in 1998.


5. FAIR VALUES OF FINANCIAL INSTRUMENTS


SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


5. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)


company's  balance
sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the
Companies' investments, investment contracts, and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                               POST-MERGER
                                           -----------------------------------------------
                                              December 31, 1999        December 31, 1998
                                           ----------------------    ---------------------
                                                        Estimated                Estimated
                                            Carrying      Fair        Carrying     Fair
                                             Value       Value         Value      Value
                                            --------    ---------     --------   ---------
                                                     (Dollars in thousands)

ASSETS

   Fixed maturities, available for sale..  $  835,321   $  835,321  $  741,985  $  741,985
   Equity securities.....................      17,330       17,330      11,514      11,514
   Mortgage loans on real estate.........     100,087       95,524      97,322      99,762
   Policy loans..........................      14,157       14,157      11,772      11,772
   Short-term investments................      80,191       80,191      41,152      41,152
   Cash and cash equivalents.............      14,380       14,380       6,679       6,679
   Separate account assets...............   7,562,717    7,562,717   3,396,114   3,396,114

LIABILITIES

   Annuity products......................   1,017,105      953,546     869,009     827,597
   Surplus notes.........................     245,000      226,100      85,000      90,654
   Revolving note payable................       1,400        1,400          --          --
   Separate account liabilities..........   7,562,717    7,562,717   3,396,114   3,396,114

The following methods and assumptions were used by the Companies in estimating fair values.

Fixed  maturities:   Estimated  fair  values  of  conventional   mortgage-backed
securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing process. This pricing

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


5. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)


process uses a
matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy loans: Carrying values approximate the estimated fair value for policy loans.

Short-term investments and cash and cash equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

Revolving note payable: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.


6. MERGER


Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI, and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc.
("LSSI"), Equitable Investment Services, Inc. (subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II, and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


6. MERGER (continued)


Accounting Treatment: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Companies' DPAC, previous balance of VPIF, and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing VPIF was established for all policies in force at the merger date.

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the VPIF asset follows:

                                                                   POST-MERGER
                                              -------------------------------------------------
                                                                                 For the period
                                              For the year     For the year    October 25, 1997
                                                  ended            ended           through
                                              December 31,     December 31,    December 31, 1997
                                              -------------------------------------------------
                                                            (Dollars in thousands)

   Beginning balance........................     $35,977          $43,174          $44,297
                                                 -------          -------          -------

   Imputed interest.........................       2,373            2,802            1,004
   Amortization.............................      (7,930)          (7,753)          (1,952)
   Changes in assumptions of timing of
     gross profits..........................        (681)             227               --
                                                 -------          -------          -------
   Net amortization.........................      (6,238)          (4,724)            (948)
   Adjustment for unrealized gains (losses)
     on available for sale securities.......       1,988              (28)            (175)
   Adjustment for other receivables and
     merger costs...........................          --           (2,445)              --
                                                 -------          -------          -------
   Ending balance...........................     $31,727          $35,977          $43,174
                                                 =======          =======          =======

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


6. MERGER (continued)


Interest is imputed on the unamortized balance of VPIF at a rate of 7.33% for the year ended December 31, 1999, 7.38% for the year ended December 31, 1998, and 7.03% for the period October 25, 1997 through December 31, 1997. In 1999, VPIF was adjusted to increase amortization by $681,000 to reflect changes in the assumptions related to the timing of estimated gross profits. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 during 1998 to adjust the value of other receivables and increased $219,000 in 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $3,958,000 in 2000, $3,570,000 in 2001, $3,322,000 in
2002,  $2,807,000 in 2003, and $2,292,000 in 2004. Actual  amortization may vary based upon changes in assumptions and experience.


7. ACQUISITION


Transaction: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

Accounting Treatment: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI, and Golden American. The allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF, and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

Value of Purchased Insurance In Force: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


7. ACQUISITION (continued)


An analysis of the VPIF asset follows:

                                              POST-ACQUISITION
                                              ----------------
                                               For the period
                                              January 1, 1997
                                                  through
                                              October 24, 1997
                                              ----------------
                                          (Dollars in thousands)

             Beginning balance............        $ 83,051
                                                  --------

             Imputed interest.............           5,138
             Amortization.................         (12,656)
             Changes in assumption of
               timing of gross profits....           2,293
                                                  --------
             Net amortization.............          (5,225)
             Adjustment for unrealized
               gains on available for
               sale securities............            (373)
                                                  --------
             Ending balance...............        $ 77,453
                                                  ========

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period January 1, 1997 through October 24, 1997. The amortization of VPIF, net of imputed interest, was charged to expense. VPIF was also adjusted for the unrealized gains on available for sale securities; such changes were included directly in stockholder's equity.


8. INCOME TAXES


Golden American files a consolidated federal income tax return. Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of the Parent's consolidated tax return for 5 years.

At December 31, 1999, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $161,799,000. Approximately $5,094,000, $3,354,000, $53,310,000, and $100,041,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012, 2013, and 2014, respectively.

INCOME TAX EXPENSE (BENEFIT)
Income tax expense (benefit) included in the consolidated financial statements follows:

                               POST-MERGER                    |POST-ACQUISITION
                  --------------------------------------------|----------------
                                               For the period | For the period
                                                 October 25,  |    January 1,
                  For the year  For the year       1997       |     1997
                      ended         ended        through      |   through
                  December 31,  December 31,     December 31, |   October 24,
                     1999          1998             1997      |     1997
                  ------------  ------------   -------------- | --------------
                                   (Dollars in thousands)
                                                              |
   Current                --           --             --      |    $    12
   Deferred          $8,523       $5,279           $146       |     (1,349)
                      ------       ------           ----      |    -------
                      $8,523       $5,279           $146      |    $(1,337)
                      ======       ======           ====      |    =======

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


8. INCOME TAXES (continued)


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

                                                        POST-MERGER                    |POST-ACQUISITION
                                          ---------------------------------------------|-----------------
                                                                        For the period | For the period
                                                                          October 25,  |    January 1,
                                          For the year   For the year        1997      |      1997
                                             ended          ended          through     |    through
                                          December 31,   December 31,     December 31, |  October 24,
                                             1999           1998             1997      |     1997
                                          ------------   ------------   -------------- |  -------------
                                                                (Dollars in thousands)
                                                                                       |
   Income (loss) before income taxes..       $19,737        $10,353            $(279)  |      $  (608)
                                             =======        =======            =====          =======
                                                                                       |
   Income tax (benefit) at federal                                                     |
     statutory  rate.........................$ 6,908        $ 3,624            $ (98)  |      $  (213)
   Tax effect (decrease) of:                                                           |
     Goodwill amortization............         1,322          1,322              220   |           --
     Compensatory stock option and
       restricted stock expense.......            --             --               --   |        (1,011)
     Meals and entertainment..........           199            157               23   |            53
     Other items......................            94            176                1   |          (166)
                                             -------        -------          -------   |      --------
   Income tax expense (benefit).......       $ 8,523        $ 5,279             $146   |      $ (1,337)
                                             =======        =======          =======   |      ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


8. INCOME TAXES (continued)


DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 1999 and 1998 follows:


                                                           POST-MERGER
                                                    ----------------------------
                                                    December 31,    December 31,
                                                       1999            1998
                                                    ------------    ------------
                                                        (Dollars in thousands)

  Deferred tax assets:
     Net unrealized depreciation of securities
       at fair value............................            --         $1,023
     Net unrealized depreciation of available
       for sale fixed maturities................        $3,745             --
     Future policy benefitS.....................       133,494         66,273
     Goodwill...................................        16,323         16,323
     Net operating loss carryforwards...........        56,630         17,821
     Other......................................         1,333          1,272
                                                       -------        -------
                                                       211,525        102,712
  Deferred tax liabilities:
    Net unrealized appreciation of securities
       at fair value............................          (832)            --
     Net unrealized appreciation of available
       for sale fixed maturities................            --           (332)
     Fixed maturity securities..................       (17,774)        (1,034)
     Deferred policy acquisition costs..........      (154,706)       (55,520)
     Mortgage loans on real estate..............          (715)          (845)
     Value of purchased insurance in force......       (10,462)       (12,592)
     Other......................................        (1,348)          (912)
                                                       -------        -------
                                                      (185,837)       (71,235)
                                                       -------        -------
  Valuation allowance...........................        (3,745)            --
                                                       -------        -------
  Deferred income tax asset.....................       $21,943        $31,477
                                                       =======        =======


At December 31, 1999, the Company reported, for financial statement purposes, unrealized losses on certain investments which have not been recognized for tax purposes. The Companies have established a valuation allowance against the deferred income tax assets associated with unrealized depreciation on fixed maturities available for sale as the Companies are uncertain as to whether their capital losses, if ever realized, could be utilized to offset future capital gains.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


9. RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION


DEFINED BENEFIT PLANS

In 1999 and 1998, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k).

The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1999:

                                                   1999        1998
                                          -----------------------------------
                                                (Dollars in thousands)

    Change in benefit obligation:
      Benefit obligation at January 1...          $ 4,454       $956
      Service cost......................            1,500      1,138
      Interest cost.....................              323         97
      Actuarial (gain) loss.............           (2,056)     2,266
      Benefit payments..................               --         (3)
                                                  -------    -------
      Benefit obligation at December 31.          $ 4,221    $ 4,454
                                                  =======    =======

    Funded status:
      Funded status at December 31......          $(4,221)   $(4,454)
      Unrecognized net loss.............              210      2,266
                                                  -------    -------
      Net amount recognized.............          $(4,011)   $(2,188)
                                                  =======    =======

The Companies' plan assets were held by Equitable Life, an affiliate. During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation follows:

    December 31                             1999      1998
-----------------------------------------------------------------

    Discount rate....................       8.00%     6.75%
    Expected return on plan assets...       9.25      9.50
    Rate of compensation increase....       5.00      4.00

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


9. RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION (continued)


The following table provides the net periodic benefit cost for the fiscal years 1999, 1998, and 1997:

                                               POST-MERGER                     |POST-ACQUISITION
                                 ----------------------------------------------|---------------------
                                 For the year  For the year     For the period | For the period
                                    ended         ended       October 25, 1997 | January 1, 1997
                                 December 31,  December 31,       through      |    through
                                    1999          1998       December 31, 1997 |October 24, 1997
                                 ----------------------------------------------|---------------------
                                            (Dollars in thousands)
                                                                               |
    Service cost................    $1,500        $1,138            $114 |           $568
    Interest cost...............       323            97              10 |             15
    Amortization of net loss....        --            --              -- |              1
                                    ------        ------            ---- |           ----
    Net periodic benefit cost...    $1,823        $1,235            $124 |           $584
                                    ======        ======            ==== |           ====

There were no gains or losses resulting from curtailments or settlements during 1999, 1998, or 1997.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,221,000, $2,488,000, and $0, respectively, as of December 31, 1999 and $4,454,000, $3,142,000, and $0, respectively, as of December 31,
1998.

During 1997, ING approved the 1997 Phantom Plan for certain key employees. The Phantom Plan is similar to a standard stock option plan; however, the phantom share option entitles the holder to a cash benefit in Dutch Guilders linked to the rise in value of ING ordinary shares on the Amsterdam Stock Exchange. The plan participants are entitled to any appreciation in the value of ING ordinary shares over the Phantom Plan option price (strike price) of 53.85 Euros for options issued on July 1, 1999, 140.40 Dutch Guilders for options issued on May 26, 1998, and 85.10 Dutch Guilders for options issued on May 23, 1997, not the ordinary shares themselves.

Options are granted at fair value on the date of grant. Options in the Phantom Plan are subject to forfeiture to ING should the individuals terminate their relationship with ING before the three-year initial retention period has elapsed. All options expire five years from the date of grant.

On July 1, 1999, ING issued 34,750 options to employees of Golden American related to this plan at a strike price of 53.85 Euros.

On May 26, 1998, ING issued 42,400 options related to this plan at a strike price of 140.40 Dutch Guilders. Since the strike price at December 31, 1998 was higher than the ING share price, there was no compensation expense related to these options in 1998.

On May 23, 1997, ING issued 3,500 options related to this plan at a strike price of 85.10 Dutch Guilders. Since the strike price was lower than the ING share price at December 31, 1998, Golden American incurred $46,000 of compensation expense related to these options during 1998.

No expense was recognized in 1999 related to the above options. As of December 31, 1999, 58,250 options remain outstanding.


10. RELATED PARTY TRANSACTIONS


Operating Agreements: DSI, an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


10. RELATED PARTY TRANSACTIONS (continued)


distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $181,536,000, $117,470,000, $9,931,000, and $26,419,000,
respectively.

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $10,136,000, $4,771,000,
$508,000, and $2,262,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 1999 and 1998, the Companies incurred fees of $2,227,000 and $1,504,000, respectively, under this agreement.

Prior to 1998, the Companies had a service  agreement with Equitable  Investment
Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000 and $768,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1999 or in 1998.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $6,107,000 and $5,833,000 for the years ended December 31, 1999 and 1998, respectively ($1,338,000 and $2,992,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,251,000 and $1,058,000 for the years ended December 31, 1999 and 1998, respectively ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $387,000 in 1999 and $75,000 in 1998.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $244,000 in 1999.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


10. RELATED PARTY TRANSACTIONS (continued)


Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $460,000 in 1999.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $216,000 in 1999.

The  Companies  provide  resources  and  services to  Southland  Life  Insurance
Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $103,000 in 1999.

In 1999, 1998, and 1997, the Companies received 10.0%, 9.6%, and 5.1% of total premiums, net of reinsurance, for variable products sold through five affiliates as noted in the following table:

                                                            POST-MERGER                   |POST-ACQUISITION
                                            ----------------------------------------------|-----------------
                                                                                          |
                                            For the year   For the year    For the period | For the period
                                               ended          ended      October 25, 1997 |January 1, 1997
                                            December 31,   December 31,       through     |    through
                                                    1999           1998  December 31, 1997|October 24, 1997
                                            ------------   ------------  -----------------|----------------
                                                                (Dollars in millions)
                                                                                          |
   LSSI..................................          $168.5        $122.9          $9.3     |       $16.9
   Vestax Securities Corporation.........            88.1          44.9           1.9     |         1.2
   DSI...................................             2.5          13.6           2.1     |         0.4
   Multi-Financial Securities Corporation            44.1          13.4            --     |          --
   IFG Network Securities, Inc...........            25.8           3.7            --     |          --
                                                   ------        ------         -----     |       -----
   Total.................................          $329.0        $198.5         $13.3     |       $18.5
                                                   ======        ======         =====     |       =====

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $815,000 in 1999 and $1,765,000 in 1998. At December 31, 1999 and 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Line of Credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997 and $362,000 for the period January 1, 1997 through October 24, 1997). The outstanding balance was paid by a capital contribution and with funds borrowed from ING AIH.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


10. RELATED PARTY TRANSACTIONS (continued)


Surplus Notes:  On December 30, 1999,  Golden  American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred no interest in 1999.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American paid no interest in 1999.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $1,469,000 in 1999. On December 30, 1999, ING AIH assigned the note to Equitable Life.

On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,350,000 in 1999. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1999, unchanged from 1998 ($344,000 and $1,720,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock).

Stockholder'S Equity: During 1999 and 1998, Golden American received capital contributions from its Parent of $121,000,000 and $122,500,000, respectively.


11. COMMITMENTS AND CONTINGENCIES


Reinsurance: At December 31, 1999, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. Golden American remains liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $119,575,000 and $111,552,000 at December 31, 1999 and 1998, respectively. At
December 31, 1999 and 1998, the Companies have a net receivable of $14,834,000 and $7,586,000, respectively, for reserve credits, reinsurance claims, or

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


11. COMMITMENTS AND CONTINGENCIES (continued)


other
receivables from these reinsurers comprised of $493,000 and $439,000, respectively, for claims recoverable from reinsurers, $1,201,000 and $543,000, respectively, for a payable for reinsurance premiums, and $15,542,000 and $7,690,000, respectively, for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $9,883,000, $4,797,000, $326,000, and $1,871,000 and net policy benefits recoveries of $3,059,000,  $2,170,000, $461,000, and $1,021,000 for the
years ended December 31, 1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,729,000, $1,022,000, $265,000, and $335,000 for the years ended December 31,
1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively.

The reinsurance treaties that covered the nonstandard minimum guaranteed death benefits for new business have been terminated for business issued after December 31, 1999. The Companies are currently pursuing alternative reinsurance arrangements for new business issued after December 31, 1999. There can be no assurance that such alternative arrangements will be available. The reinsurance covering business in force at December 31, 1999 will continue to apply in the future.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $3,000 and $1,123,000 for the years ended December 31, 1999 and 1998, respectively, $141,000 for the period October 25, 1997 through December 31, 1997 and $446,000 for the period January 1, 1997 through October 24, 1997. At December 31, 1999 and 1998, the Companies have an undiscounted reserve of $2,444,000 and $2,446,000, respectively, to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $618,000 and $586,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact to the Companies' financial condition. Two broker/dealers, each having at least ten percent of total sales, generated 28% of the Companies' sales in 1999

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


11. COMMITMENTS AND CONTINGENCIES (continued)


(26% and 53% by two broker/dealers
during 1998 and 1997, respectively). The Premium Plus product generated 79% of the Companies' sales during 1999 (63% during 1998 and 11% during 1997).

Leases: The Companies lease their home office space, certain other equipment, and capitalized computer software under operating leases which expire through 2018. During the years ended December 31, 1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, rent expense totaled $2,273,000, $1,241,000, $39,000, and $331,000, respectively. At December 31, 1999, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 2000
- $3,596,000;  2001 - $3,403,000;  2002 - $2,859,000;  2003 - $2,486,000; 2004 -
$2,419,000, and 2005 and thereafter - $42,852,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. As of July 31, 1999, the SunTrust Bank, Atlanta revolving note facility was extended to July 31, 2000. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or
(2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the years ended December 31, 1999 and 1998, the Companies incurred interest expense of $198,000 and $352,000, respectively.

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999
                       WITH REPORT OF INDEPENDENT AUDITORS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                              FINANCIAL STATEMENTS



                          YEAR ENDED DECEMBER 31, 1999



                                TABLE OF CONTENTS




Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Net Assets.......................................................2
Statements of Operations......................................................3
Statements of Changes in Net Assets..........................................10
Notes to Financial Statements................................................17

                         Report of Independent Auditors



The Board of Directors
Golden American Life Insurance Company



We have audited the accompanying statement of net assets of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity
Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Money Market, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions) as of December 31, 1999, and the related statements of operations and changes in net assets for in the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1999, and the results of its operations and changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 25, 2000




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                       STATEMENT OF NET ASSETS
                                                          DECEMBER 31, 1999
                                                       (DOLLARS IN THOUSANDS)

ASSETS                                                                                                              COMBINED
                                                                                                                ----------------
   Investments at net asset value:
    The GCG Trust:
      Liquid Asset Series, 522,325,545 shares (cost - $522,326)...........................................           $522,326
      Limited Maturity Bond Series, 14,433,887 shares (cost - $154,603)...................................            150,401
      Hard Assets Series, 3,310,341 shares (cost - $37,918)...............................................             38,929
      All-Growth Series, 5,797,423 shares (cost - $94,713)................................................            145,863
      Real Estate Series, 4,593,787 shares (cost - $70,855)...............................................             55,677
      Fully Managed Series, 17,755,369 shares (cost - $265,708)...........................................            267,218
      Equity Income Series, 24,135,542 shares (cost - $297,021)...........................................            271,284
      Capital Appreciation Series, 20,078,304 shares (cost - $350,171)....................................            401,967
      Rising Dividends Series, 32,733,235 shares (cost - $673,802)........................................            813,094
      Emerging Markets Series, 2,895,632 shares (cost - $27,343)..........................................             35,472
      Market Manager Series, 377,319 shares (cost - $4,795)...............................................              7,320
      Value Equity Series, 8,851,843 shares (cost - $143,594).............................................            137,380
      Strategic Equity Series, 9,901,055 shares (cost - $141,166).........................................            197,526
      Small Cap Series, 13,840,816 shares (cost - $249,047)...............................................            324,429
      Managed Global Series, 9,085,422 shares (cost - $154,794)...........................................            181,345
      Mid-Cap Growth Series, 18,222,880 shares (cost - $408,884)..........................................            539,215
      Capital Growth Series, 23,231,448 shares (cost - $371,151)..........................................            430,246
      Research Series, 25,665,469 shares (cost - $520,404)................................................            636,760
      Total Return Series, 28,821,536 shares (cost - $458,931)............................................            455,380
      Growth Series, 43,852,669 shares (cost - $866,601)..................................................          1,205,510
      Global Fixed Income Series, 2,113,119 shares (cost - $21,930).......................................             21,258
      Developing World Series, 4,470,012 shares (cost - $44,018)..........................................             51,673
      Growth Opportunities Series, 598,117 shares (cost - $6,203).........................................              6,663
    PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 15,910,545 shares (cost - $150,798)................................            146,059
      PIMCO StocksPLUS Growth and Income Portfolio, 16,314,904 shares (cost - $215,031)...................            221,230
    Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 42,012 shares (cost - $864).................................................                983
    Travelers Series Fund Inc.:
      Smith Barney High Income Portfolio, 45,269 shares (cost - $600).....................................                547
      Smith Barney Large Cap Value Portfolio, 32,943 shares (cost - $680).................................                643
      Smith Barney International Equity Portfolio, 23,358 shares (cost - $330)............................                537
      Smith Barney Money Market Portfolio, 579,382 shares (cost - $579)...................................                579
    Warburg Pincus Trust:
      International Equity Portfolio, 10,513,073 shares (cost - $149,816).................................            175,569
    The Galaxy VIP Fund:
      Asset Allocation Portfolio, 7,851 shares (cost - $132)..............................................                133
      Equity Portfolio, 13,379 shares (cost - $292).......................................................                297
      Growth & Income Portfolio, 9,830 shares (cost - $105)...............................................                107
      High Quality Bond Portfolio, 2,818 shares (cost - $27)..............................................                 27
                                                                                                                ----------------
      TOTAL ASSETS (cost - $6,405,232)....................................................................          7,443,647
LIABILITY
   Payable to Golden American Life Insurance Company (all pertaining to Market Manager Division)..........                236
                                                                                                                ----------------
     TOTAL NET ASSETS.....................................................................................         $7,443,411
                                                                                                                ================

NET ASSETS
   For variable annuity insurance contracts...............................................................         $7,446,504
   Retained in Separate Account B by Golden American Life Insurance Company...............................              3,093
                                                                                                                ----------------
     TOTAL NET ASSETS.....................................................................................         $7,443,411
                                                                                                                ================



                                                                  2



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                                    LIMITED
                                                        LIQUID      MATURITY         HARD           ALL-           REAL
                                                         ASSET        BOND          ASSETS         GROWTH         ESTATE
                                                       DIVISION     DIVISION       DIVISION       DIVISION       DIVISION
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $15,368        $5,178           $257        $22,107        $2,278
    Capital gains distributions ................            --            --             --          5,823         1,527
                                                     ---------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        15,368         5,178            257         27,930         3,805

   Expenses:
    Mortality and expense risk and other charges         4,755         1,698            494          1,297           818
    Annual administrative charges ..............            94            37             16             46            27
    Minimum death benefit guarantee charges ....             8             1              1              1             1
    Contingent deferred sales charges ..........         3,171           129            119             89           112
    Other contract charges .....................             7             3              2              3             1
    Amortization of deferred charges related to:
      Deferred sales load ......................           553           275             85            326           159
      Premium taxes ............................            18             2             --              2             1
                                                     ---------------------------------------------------------------------
   TOTAL EXPENSES ..............................         8,606         2,145            717          1,764         1,119
                                                     ---------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................         6,762         3,033           (460)        26,166         2,686

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....            --          (153)        (9,098)        12,611           452
    Net unrealized appreciation (depreciation)
      of investments ...........................            --        (3,486)        15,365         41,917        (6,895)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................        $6,762         $(606)        $5,807        $80,694       $(3,757)
                                                     =====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 3



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                        FULLY         EQUITY        CAPITAL        RISING       EMERGING
                                                       MANAGED        INCOME      APPRECIATION    DIVIDENDS     MARKETS
                                                       DIVISION      DIVISION       DIVISION      DIVISION      DIVISION
                                                      --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $10,485        $13,369         $6,809        $4,048          $350
    Capital gains distributions ................         9,191         14,763         35,936        16,664            --
                                                      --------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        19,676         28,132         42,745        20,712           350

   Expenses:
    Mortality and expense risk and other charges         3,284          3,262          3,945         9,409           321
    Annual administrative charges ..............           102            143            113           209            14
    Minimum death benefit guarantee charges ....             1              6              1             1             1
    Contingent deferred sales charges ..........           170            137            246           725            27
    Other contract charges .....................             6              9              8            13             1
    Amortization of deferred charges related to:
      Deferred sales load ......................           570          1,165            763           776           100
      Premium taxes ............................             2              2              3             3             1
                                                      --------------------------------------------------------------------
   TOTAL EXPENSES ..............................         4,135          4,724          5,079        11,136           465
                                                      --------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................        15,541         23,408         37,666         9,576          (115)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....         4,586            604         12,525        12,658          (839)
    Net unrealized appreciation (depreciation)
      of investments ...........................        (8,712)       (30,854)        16,816        60,461        17,638
                                                      --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................       $11,415        $(6,842)       $67,007       $82,695       $16,684
                                                      ====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.




See accompanying notes.
                                                                 4



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                       MARKET         VALUE        STRATEGIC        SMALL         MANAGED
                                                       MANAGER        EQUITY         EQUITY          CAP           GLOBAL
                                                      DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                      ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................          $110         $1,231           $211         $6,243        $9,130
    Capital gains distributions ................           973          2,440            549          2,817        15,707
                                                      ---------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................         1,083          3,671            760          9,060        24,837

   Expenses:
    Mortality and expense risk and other charges            --          1,869          1,454          2,692         1,667
    Annual administrative charges ..............            --             52             29             57            54
    Minimum death benefit guarantee charges ....            --             --             --             --             1
    Contingent deferred sales charges ..........            --            129            252            157           195
    Other contract charges .....................            --              2              1              2             4
    Amortization of deferred charges related to:
      Deferred sales load ......................            40            151             75             82           397
      Premium taxes ............................            --             --              1              1             1
                                                      ---------------------------------------------------------------------
   TOTAL EXPENSES ..............................            40          2,203          1,812          2,991         2,319
                                                      ---------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................         1,043          1,468         (1,052)         6,069        22,518

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....           861          5,066          5,704         30,614        42,644
    Net unrealized appreciation (depreciation)
      of investments ...........................          (880)        (9,606)        54,916         54,213         6,404
                                                      ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................        $1,024        $(3,072)       $59,568        $90,896       $71,566
                                                      =====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 5



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                       MID-CAP       CAPITAL                      TOTAL
                                                        GROWTH        GROWTH      RESEARCH       RETURN         GROWTH
                                                      DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                      ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $41,872       $22,161        $7,421       $12,635        $12,825
    Capital gains distributions ................         2,355           669         2,686         1,756          1,124
                                                      ------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        44,227        22,830        10,107        14,391         13,949

   Expenses:
    Mortality and expense risk and other charges         3,582         4,167         6,574         5,403          7,294
    Annual administrative charges ..............            59            91           117           106            102
    Minimum death benefit guarantee charges ....            --            --            --            --              1
    Contingent deferred sales charges ..........           244           294           380           297            405
    Other contract charges .....................             2             1             3             1              3
    Amortization of deferred charges related to:
      Deferred sales load ......................            68            68           110            83             95
      Premium taxes ............................             1            --             1             1              1
                                                      ------------------------------------------------------------------
   TOTAL EXPENSES ..............................         3,956         4,621         7,185         5,891          7,901
                                                      ------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................        40,271        18,209         2,922         8,500          6,048

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....        27,166         3,969         2,750           531         46,796
    Net unrealized appreciation (depreciation)
      of investments ...........................       122,970        50,167        99,090        (4,991)       324,922
                                                      ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................      $190,407       $72,345      $104,762        $4,040       $377,766
                                                      ==================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 6



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                                                   PIMCO         PIMCO
                                                         GLOBAL                                    HIGH        STOCKSPLUS
                                                         FIXED      DEVELOPING      GROWTH         YIELD       GROWTH AND
                                                        INCOME         WORLD     OPPORTUNITIES     BOND          INCOME
                                                       DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                       -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................          $345         $1,400          $162        $8,321        $12,203
    Capital gains distributions ................            --             --           130            --          6,865
                                                       -------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................           345          1,400           292         8,321         19,068

   Expenses:
    Mortality and expense risk and other charges           237            260            95         1,537          2,030
    Annual administrative charges ..............             3              4             1            19             20
    Minimum death benefit guarantee charges ....            --             --            --            --             --
    Contingent deferred sales charges ..........            22             11             2            68             95
    Other contract charges .....................            --             --            --            --             --
    Amortization of deferred charges related to:
      Deferred sales load ......................             2             --             1            13             16
      Premium taxes ............................            --             --            --            --             --
                                                       -------------------------------------------------------------------
   TOTAL EXPENSES ..............................           264            275            99         1,637          2,161
                                                       -------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................            81          1,125           193         6,684         16,907

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....          (939)         2,134           732          (974)         4,397
    Net unrealized appreciation (depreciation)
      of investments ...........................          (662)         7,506           111        (4,721)         1,944
                                                       -------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................       $(1,520)       $10,765        $1,036          $989        $23,248
                                                       ===================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 7



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                        SMITH         SMITH           SMITH         SMITH
                                                                        BARNEY        BARNEY          BARNEY        BARNEY
                                                                         HIGH        LARGE CAP    INTERNATIONAL     MONEY
                                                       APPRECIATION     INCOME         VALUE          EQUITY        MARKET
                                                         DIVISION      DIVISION      DIVISION        DIVISION      DIVISION
                                                       ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................            $7           $53            $10             $1            $11
    Capital gains distributions ................            17            --             21             --             --
                                                       --------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................            24            53             31              1             11

   Expenses:
    Mortality and expense risk and other charges            14             9             10              5              3
    Annual administrative charges ..............             1             1              1             --             --
    Minimum death benefit guarantee charges ....            --            --             --             --             --
    Contingent deferred sales charges ..........             2            --              1             --             --
    Other contract charges .....................            --            --             --             --             --
    Amortization of deferred charges related to:
      Deferred sales load ......................            --            --             --             --             --
      Premium taxes ............................            --            --             --             --             --
                                                       --------------------------------------------------------------------
   TOTAL EXPENSES ..............................            17            10             12              5              3
                                                       --------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................             7            43             19             (4)             8

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....            23           (48)            10             20             --
    Net unrealized appreciation (depreciation)
      of investments ...........................            76            10            (47)           214             --
                                                       --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................          $106            $5           $(18)          $230             $8
                                                       ====================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 8



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF OPERATIONS
                                  FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                      INTERNATIONAL      ASSET                  GROWTH &   HIGH QUALITY
                                                         EQUITY       ALLOCATION    EQUITY       INCOME        BOND
                                                        DIVISION      DIVISION(b) DIVISION(b)  DIVISION(a)  DIVISION(c)   COMBINED
                                                      ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ......................................      $1,432            $1           --           --         --       $218,034
    Capital gains distributions ....................          --             1           $7           $1         --        122,022
                                                      ------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .........................       1,432             2            7            1         --        340,056

   Expenses:
    Mortality and expense risk and other charges ...       1,371            --           --           --         --         69,556
    Annual administrative charges ..................          21            --           --           --         --          1,539
    Minimum death benefit guarantee charges ........          --            --           --           --         --             24
    Contingent deferred sales charges ..............          87            --           --           --         --          7,566
    Other contract charges .........................          --            --           --           --         --             72
    Amortization of deferred charges related to:
      Deferred sales load ..........................          --            --           --           --         --          5,973
      Premium taxes ................................           1            --           --           --         --             42
                                                      ------------------------------------------------------------------------------
   TOTAL EXPENSES ..................................       1,480            --           --           --         --         84,772
                                                      ------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ....................         (48)            2            7            1         --        255,284

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ........      30,975            --           --           --        $(1)       235,776
    Net unrealized appreciation (depreciation)
      of investments ...............................      24,199             1            5            2         --        828,093
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................     $55,126            $3          $12           $3        $(1)    $1,319,153
                                                      ==============================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 9



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                  (DOLLARS IN THOUSANDS)



                                                                      LIMITED
                                                        LIQUID        MATURITY         HARD           ALL-            REAL
                                                         ASSET          BOND          ASSETS         GROWTH          ESTATE
                                                       DIVISION       DIVISION       DIVISION       DIVISION        DIVISION
                                                      -----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................       $57,254        $52,467        $45,503        $71,738        $74,700
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         3,131          1,782          2,033           (905)         8,244
    Net realized gain (loss) on investments .....            --            872         (6,941)           330          3,708
    Net unrealized appreciation (depreciation)
      of investments ............................            --            739         (8,620)         6,240        (24,689)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         3,131          3,393        (13,528)         5,665        (12,737)

  Changes from principal transactions:
    Purchase payments ...........................       227,924         42,180          7,508         15,762         24,639
    Contract distributions and terminations .....       (38,803)        (9,265)        (4,524)        (9,206)        (6,988)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................       (73,759)        14,051         (5,266)        (2,159)       (10,631)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....            12              6             10              7             12
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............       115,374         46,972         (2,272)         4,404          7,032
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................       118,505         50,365        (15,800)        10,069         (5,705)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............       175,759        102,832         29,703         81,807         68,995

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         6,762          3,033           (460)        26,166          2,686
    Net realized gain (loss) on investments .....            --           (153)        (9,098)        12,611            452
    Net unrealized appreciation (depreciation)
      of investments ............................            --         (3,486)        15,365         41,917         (6,895)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         6,762           (606)         5,807         80,694         (3,757)

  Changes from principal transactions:
    Purchase payments ...........................       466,501         67,604          7,898          9,526          9,108
    Contract distributions and terminations .....      (123,045)       (15,384)        (5,361)       (15,134)        (9,074)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................        (3,655)        (4,046)           881        (11,033)        (9,597)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             4              1              1              3              2
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............       339,805         48,175          3,419        (16,638)        (9,561)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................       346,567         47,569          9,226         64,056        (13,318)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............      $522,326       $150,401        $38,929       $145,863        $55,677
                                                      ======================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 10



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         FULLY         EQUITY        CAPITAL         RISING        EMERGING
                                                        MANAGED        INCOME      APPRECIATION     DIVIDENDS      MARKETS
                                                       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                       ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................      $158,650       $261,869       $187,817       $215,943        $34,501
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................        15,626         23,815         18,956         12,920           (524)
    Net realized gain (loss) on investments .....         1,704          2,288          6,551          3,842         (3,524)
    Net unrealized appreciation (depreciation)
      of investments ............................       (10,501)       (10,125)        (3,987)        17,344         (4,266)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         6,829         15,978         21,520         34,106         (8,314)

  Changes from principal transactions:
    Purchase payments ...........................        74,467         34,793         63,892        216,682          2,520
    Contract distributions and terminations .....       (19,367)       (39,339)       (26,711)       (26,449)        (2,973)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         5,756            581         10,035         60,274         (3,483)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company.....            31             28             25             60              3
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        60,887         (3,937)        47,241        250,567         (3,933)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................        67,716         12,041         68,761        284,673        (12,247)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............       226,366        273,910        256,578        500,616         22,254

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................        15,541         23,408         37,666          9,576           (115)
    Net realized gain (loss) on investments .....         4,586            604         12,525         12,658           (839)
    Net unrealized appreciation (depreciation)
      of investments ............................        (8,712)       (30,854)        16,816         60,461         17,638
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................        11,415         (6,842)        67,007         82,695         16,684

  Changes from principal transactions:
    Purchase payments ...........................        62,680         62,880        107,357        245,047          1,445
    Contract distributions and terminations .....       (30,839)       (54,241)       (44,732)       (59,723)        (3,546)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................        (2,413)        (4,436)        15,746         44,445         (1,366)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             9             13             11             14              1
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        29,437          4,216         78,382        229,783         (3,466)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................        40,852         (2,626)       145,389        312,478         13,218
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............      $267,218       $271,284       $401,967       $813,094        $35,472
                                                      ======================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 11



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         MARKET         VALUE          STRATEGIC         SMALL          MANAGED
                                                         MANAGER        EQUITY           EQUITY           CAP            GLOBAL
                                                        DIVISION       DIVISION         DIVISION        DIVISION        DIVISION
                                                     -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................         $6,716         $77,025         $50,437         $52,725        $104,681
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................            299           1,994           3,586          (1,343)          3,296
    Net realized gain (loss) on investments .....            135           1,237           1,365           2,148           7,634
    Net unrealized appreciation (depreciation)
      of investments ............................          1,090          (4,208)         (6,078)         15,952          16,611
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................          1,524            (977)         (1,127)         16,757          27,541

  Changes from principal transactions:
    Purchase payments ...........................            (36)         51,484          25,972          44,851          11,958
    Contract distributions and terminations .....           (188)         (7,869)         (5,201)         (6,104)        (13,329)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................           (309)          6,521           1,265          16,010            (176)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              10               2               6               9
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............           (533)         50,146          22,038          54,763          (1,538)
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................            991          49,169          20,911          71,520          26,003
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............          7,707         126,194          71,348         124,245         130,684

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................          1,043           1,468          (1,052)          6,069          22,518
    Net realized gain (loss) on investments .....            861           5,066           5,704          30,614          42,644
    Net unrealized appreciation (depreciation)
      of investments ............................           (880)         (9,606)         54,916          54,213           6,404
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................          1,024          (3,072)         59,568          90,896          71,566

  Changes from principal transactions:
    Purchase payments ...........................             77          33,542          56,281          94,650           8,846
    Contract distributions and terminations .....         (1,399)        (13,124)        (11,518)        (11,971)        (21,244)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................           (325)         (6,161)         21,844          26,607          (8,510)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --               1               3               2               3
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         (1,647)         14,258          66,610         109,288         (20,905)
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................           (623)         11,186         126,178         200,184          50,661
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............         $7,084        $137,380        $197,526        $324,429        $181,345
                                                     ============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 12



                                              GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         MID-CAP         CAPITAL                          TOTAL
                                                         GROWTH          GROWTH         RESEARCH         RETURN          GROWTH
                                                        DIVISION        DIVISION        DIVISION        DIVISION        DIVISION
                                                     ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................        $20,361         $44,922         $34,402         $26,231         $23,178
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................          3,991           2,904          10,068           9,099           4,697
    Net realized gain (loss) on investments .....            899             911             972             185            (807)
    Net unrealized appreciation (depreciation)
      of investments ............................          6,574           7,679          16,878           1,028          15,417
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         11,464          11,494          27,918          10,312          19,307

  Changes from principal transactions:
    Purchase payments ...........................         66,121         105,760         167,295         156,492          77,977
    Contract distributions and terminations .....         (3,065)         (7,503)         (6,740)         (7,889)         (3,834)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         21,962          24,270          60,643          42,666          26,430
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....              1               7              11              23              10
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         85,019         122,534         221,209         191,292         100,583
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................         96,483         134,028         249,127         201,604         119,890
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............        116,844         178,950         283,529         227,835         143,068

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         40,271          18,209           2,922           8,500           6,048
    Net realized gain (loss) on investments .....         27,166           3,969           2,750             531          46,796
    Net unrealized appreciation (depreciation)
      of investments ............................        122,970          50,167          99,090          (4,991)        324,922
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................        190,407          72,345         104,762           4,040         377,766

  Changes from principal transactions:
    Purchase payments ...........................        167,461         158,765         232,103         191,000         444,759
    Contract distributions and terminations .....        (15,116)        (16,970)        (24,594)        (22,055)        (28,748)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         79,613          37,151          40,954          54,551         268,657
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....              6               5               6               9               8
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        231,964         178,951         248,469         223,505         684,676
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................        422,371         251,296         353,231         227,545       1,062,442
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............       $539,215        $430,246        $636,760        $455,380      $1,205,510
                                                     ============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 13



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                   SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                                                                          PIMCO          PIMCO
                                                          GLOBAL                                          HIGH         STOCKSPLUS
                                                           FIXED        DEVELOPING        GROWTH          YIELD        GROWTH AND
                                                          INCOME          WORLD        OPPORTUNITIES      BOND           INCOME
                                                         DIVISION       DIVISION(a)     DIVISION(a)    DIVISION(c)     DIVISION(b)
                                                       ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................           $206              --              --              --              --
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................            174            $(22)            $(8)           $817            $814
    Net realized gain (loss) on investments .....            216            (266)           (235)           (318)            (97)
    Net unrealized appreciation (depreciation)
      of investments ............................             --             149             349             (18)          4,255
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................            390            (139)            106             481           4,972

  Changes from principal transactions:
    Purchase payments ...........................          5,820           2,757           4,097          32,399          29,368
    Contract distributions and terminations .....           (219)            (34)            (45)           (912)           (361)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................          3,331           1,928             (27)         14,150          17,822
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --               1
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............          8,932           4,651           4,025          45,637          46,830
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................          9,322           4,512           4,131          46,118          51,802
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............          9,528           4,512           4,131          46,118          51,802

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................             81           1,125             193           6,684          16,907
    Net realized gain (loss) on investments .....           (939)          2,134             732            (974)          4,397
    Net unrealized appreciation (depreciation)
      of investments ............................           (662)          7,506             111          (4,721)          1,944
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         (1,520)         10,765           1,036             989          23,248

  Changes from principal transactions:
    Purchase payments ...........................         10,947          14,639           1,833          73,017         122,580
    Contract distributions and terminations .....         (1,341)           (740)           (256)         (6,247)         (5,161)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................          3,644          22,497             (81)         32,181          28,758
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --               1               3
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         13,250          36,396           1,496          98,952         146,180
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................         11,730          47,161           2,532          99,941         169,428
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............        $21,258         $51,673          $6,663        $146,059        $221,230
                                                       ===========================================================================


(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 14



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                   SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                                          SMITH          SMITH            SMITH          SMITH
                                                                          BARNEY         BARNEY           BARNEY         BARNEY
                                                                           HIGH         LARGE CAP      INTERNATIONAL     MONEY
                                                        APPRECIATION      INCOME         VALUE            EQUITY         MARKET
                                                          DIVISION       DIVISION       DIVISION         DIVISION       DIVISION
                                                       ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................           $263            $209            $215             $96            $181
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................             30              36              14              (3)             14
    Net realized gain (loss) on investments .....              3               8               2              (1)             --
    Net unrealized appreciation (depreciation)
      of investments ............................             52             (66)              3              (2)             --
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................             85             (22)             19              (6)             14

  Changes from principal transactions:
    Purchase payments ...........................            595             530             429             178             565
    Contract distributions and terminations .....            (21)            (15)             (5)             (4)            (25)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................             52             104              43              62            (417)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --              --
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............            626             619             467             236             123
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................            711             597             486             230             137
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............            974             806             701             326             318

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................              7              43              19              (4)              8
    Net realized gain (loss) on investments .....             23             (48)             10              20              --
    Net unrealized appreciation (depreciation)
      of investments ............................             76              10             (47)            214              --
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................            106               5             (18)            230               8

  Changes from principal transactions:
    Purchase payments ...........................             40               3              42              18             210
    Contract distributions and terminations .....           (149)            (77)            (59)             (5)            (11)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................             12            (190)            (23)            (32)             54
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --              --
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............            (97)           (264)            (40)            (19)            253
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................              9            (259)            (58)            211             261
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............           $983            $547            $643            $537            $579
                                                       ===========================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 15



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)


                                                                                                                HIGH
                                                      INTERNATIONAL     ASSET                   GROWTH &      QUALITY
                                                          EQUITY      ALLOCATION     EQUITY      INCOME         BOND
                                                         DIVISION     DIVISION(e)  DIVISION(e)  DIVISION(d)  DIVISION(f)  COMBINED
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 .....................       $1,981            --           --           --           --    $1,604,271
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ..................         (179)           --           --           --           --       125,356
    Net realized gain (loss) on investments .......         (556)           --           --           --           --        22,265
    Net unrealized appreciation (depreciation)
      of investments ..............................        1,647            --           --           --           --        39,447
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ...................          912            --           --           --           --       187,068

  Changes from principal transactions:
    Purchase payments .............................       41,775            --           --           --           --     1,536,754
    Contract distributions and terminations .......         (940)           --           --           --           --      (247,928)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .........................        6,037            --           --           --           --       237,766
    Addition to assets retained in the Account by
     Golden American Life Insurance Company .......           --            --           --           --           --           274
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .................       46,872            --           --           --           --     1,526,866
                                                     -------------------------------------------------------------------------------
  Total increase (decrease) .......................       47,784            --           --           --           --     1,713,934
                                                     -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 .................       49,765            --           --           --           --     3,318,205

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ..................          (48)           $2           $7           $1           --       255,284
    Net realized gain (loss) on investments .......       30,975            --           --           --          $(1)      235,776
    Net unrealized appreciation (depreciation)
      of investments ..............................       24,199             1            5            2           --       828,093
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ...................       55,126             3           12            3           (1)    1,319,153

  Changes from principal transactions:
    Purchase payments .............................       55,479           127          281           98          127     2,706,971
    Contract distributions and terminations .......       (3,729)           --           --           --           (4)     (545,597)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .........................       18,928             3            4            6          (95)      644,573
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ......           --            --           --           --           --           106
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .................       70,678           130          285          104           28     2,806,053
                                                     -------------------------------------------------------------------------------
  Total increase (decrease) .......................      125,804           133          297          107           27     4,125,206
                                                     -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 .................     $175,569          $133         $297         $107          $27    $7,443,411
                                                     ===============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 16

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1999, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1999 include DVA 100, DVA Series 100, DVA Plus, Access, Premium Plus, ESII, and Value. During 1999, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1999, the Account had, under GoldenSelect Contracts, thirty-one investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income (formerly Multiple Allocation), Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth (formerly Growth & Income), Research, Total Return, Growth (formerly Value + Growth), Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, PIMCO Variable Insurance Trust, Greenwich Street Series Fund Inc., Travelers Series Fund Inc., Warburg Pincus Trust, or The Galaxy VIP Fund (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:

   Equi-Select Series Trust                  The GCG Trust
     Investment Division                   Investment Division
-------------------------------  ----------------------------------------------

International Fixed Income           Global Fixed Income
OTC                                  Mid-Cap Growth
Research                             Research
Total Return                         Total Return
Value + Growth                       Growth (formerly Value + Growth)
Growth & Income                      Capital Growth (formerly Growth & Income)

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES

DVA Plus, Access, and the Premium Plus each have three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

    SERIES                                                       ANNUAL RATES
    ---------                                                    ------------
    DVA 80..................................................          0.80%
    DVA 100.................................................          0.90
    DVA Series 100..........................................          1.25
    DVA Plus - Standard.....................................          1.10
    DVA Plus - Annual Ratchet...............................          1.25
    DVA Plus - 5.5% Solution................................          1.25
    DVA Plus - 7% Solution..................................          1.40
    Access - Standard.......................................          1.25
    Access - Annual Ratchet.................................          1.40
    Access - 5.5% Solution..................................          1.40
    Access - 7% Solution....................................          1.55
    Premium Plus - Standard.................................          1.25
    Premium Plus - Annual Ratchet...........................          1.40
    Premium Plus - 5.5% Solution............................          1.40
    Premium Plus - 7% Solution..............................          1.55
    ESII....................................................          1.25
    Granite PrimElite - Standard............................          1.10
    Granite PrimElite - Annual Ratchet......................          1.25
    Value...................................................          0.75

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES: An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II and Value contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA Plus, Premium Plus, ES II, Value, and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.


      Complete Years Elapsed
      Since Premium Payment                                              Surrender Charge
--------------------------------------------------------------------------------------------------------------------------------
                                      DVA PLUS        PREMIUM PLUS          ES II              VALUE         GRANITE PRIMELITE
                                      --------        ------------          -----              -----         -----------------
              0.............              7%               8%                 8%                 6%                  7%
              1.............              7                8                  7                  6                   7
              2.............              6                8                  6                  6                   6
              3.............              5                8                  5                  5                   5
              4.............              4                7                  4                  4                   4
              5.............              3                6                  3                  3                   3
              6.............              1                5                  2                  1                   1
              7.............             --                3                  1                 --                  --
              8.............             --                1                 --                 --                  --
              9+............             --               --                 --                 --                  --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                         YEAR ENDED DECEMBER 31
                                                              --------------------------------------------
                                                                      1999                    1998
                                                              --------------------     -------------------
                                                                         (DOLLARS IN THOUSANDS)

Balance at beginning of year............................                $9,003                 $17,009
Sales load advanced.....................................                   105                     274
Amortization of deferred sales load and premium tax.....                (6,015)                 (8,280)
                                                              --------------------     -------------------
Balance at end of year..................................                $3,093                  $9,003
                                                              ====================     ===================

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                     YEAR ENDED DECEMBER 31
                                                                ----------------------------------------------------------------
                                                                            1999                              1998
                                                                ----------------------------     -------------------------------
                                                                  PURCHASES       SALES              PURCHASES         SALES
                                                                ----------------------------     -------------------------------
                                                                                     (DOLLARS IN THOUSANDS)
The GCG Trust:
     Liquid Asset Series..................................       $1,632,496    $1,285,868              $570,537        $452,115
     Limited Maturity Bond Series.........................           81,290        30,122                71,742          22,970
     Hard Assets Series...................................           41,433        38,490                17,730          17,975
     All-Growth Series....................................           46,095        36,607                16,647          13,146
     Real Estate Series...................................           20,497        27,401                29,007          13,733
     Fully Managed Series.................................           68,756        23,879                83,688           7,148
     Equity Income Series.................................           70,767        43,280                52,037          32,159
     Capital Appreciation Series..........................          148,975        33,036                83,259          17,034
     Rising Dividends Series..............................          261,711        22,554               270,955           7,361
     Emerging Markets Series..............................            9,244        12,838                 2,644           7,107
     Market Manager Series................................            1,084         1,813                   342             292
     Value Equity Series..................................           43,808        28,137                58,297           6,136
     Strategic Equity Series..............................           90,233        24,704                31,008           5,375
     Small Cap Series.....................................          225,813       110,509                63,182           9,735
     Managed Global Series................................          178,228       176,669                41,119          39,355
     Mid-Cap Growth Series................................          391,543       119,357                97,494           8,444
     Capital Growth Series................................          220,384        23,307               132,350           6,850
     Research Series......................................          270,703        19,426               237,915           6,540
     Total Return Series..................................          236,379         4,467               202,032           1,560
     Growth Series........................................          860,731       170,066               119,241          13,912
     Global Fixed Income Series...........................           26,185        12,857                14,270           5,161
     Developing World Series..............................           58,318        20,799                 7,293           2,662
     Growth Opportunities Series..........................            7,288         5,600                 7,214           3,196
PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio......................          124,005        18,385                52,726           6,256
     PIMCO StocksPLUS Growth and Income Portfolio.........          188,819        25,749                49,898           2,237
Greenwich Street Series Fund Inc.:
     Appreciation Portfolio...............................              111           202                   739              82
Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio...................               98           320                   878             222
     Smith Barney Large Cap Value Portfolio...............              167           189                   513              32
     Smith Barney International Equity Portfolio..........               44            67                   245              12
     Smith Barney Money Market Portfolio..................              483           222                   630             494
Warburg Pincus Trust:
     International Equity Portfolio.......................          696,223       625,613               370,938         324,226
The Galaxy VIP Fund:
     Asset Allocation Portfolio...........................              141             9                    --              --
     Equity Portfolio.....................................              292            --                    --              --
     Growth & Income Portfolio............................              105            --                    --              --
     High Quality Bond Portfolio..........................              127            99                    --              --
                                                                ----------------------------------------------------------------
COMBINED..................................................       $6,002,576    $2,942,641            $2,686,570      $1,033,527
                                                                ================================================================



                                                                 20

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new
Contract). All of the purchases transactions for the Market Manager Division resulted from such updates.

                                                                                 YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------------------------------
                                                                      1999                                     1998
                                                       ----------------------------------       ----------------------------------
                                                           PURCHASES          SALES                PURCHASES           SALES
                                                       ----------------------------------       ----------------------------------
Liquid Asset Division............................          124,478,649       101,109,842            46,713,872       38,496,936
Limited Maturity Bond Division...................            6,043,778         3,110,174             5,263,273        2,390,944
Hard Assets Division.............................            2,900,594         2,714,660             1,390,271        1,503,254
All-Growth Division..............................            1,593,344         2,299,652             1,876,296        1,557,867
Real Estate Division.............................            1,107,500         1,561,932             1,269,259        1,003,769
Fully Managed Division...........................            3,844,658         2,421,187             4,432,536        1,393,191
Equity Income Division...........................            4,105,827         3,799,977             2,439,316        2,628,892
Capital Appreciation Division....................            6,021,915         3,037,582             3,704,327        1,712,022
Rising Dividends Division........................           12,519,925         3,029,038            13,285,423        1,798,264
Emerging Markets Division........................            1,467,567         1,902,732               737,697        1,279,884
Market Manager Division..........................                  435            75,755                16,579           26,443
Value Equity Division............................            2,852,986         2,154,579             3,639,566          936,377
Strategic Equity Division........................            6,344,054         2,305,045             2,329,825          828,876
Small Cap Division...............................           14,347,399         8,174,181             5,737,867        1,727,666
Managed Global Division..........................            9,633,015        10,824,049             3,637,963        3,808,355
Mid-Cap Growth Division..........................           14,316,514         5,846,579             5,201,859        1,073,702
Capital Growth Division..........................           12,561,878         2,575,149             8,700,243        1,061,928
Research Division................................           12,204,579         1,771,319            11,776,149        1,145,700
Total Return Division............................           13,447,324           976,323            11,841,572          542,519
Growth Division..................................           46,544,853        13,013,005             8,862,606        1,834,396
Global Fixed Income Division.....................            2,406,215         1,322,576             1,199,981          486,199
Developing World Division........................            6,615,294         2,774,781             1,034,819          414,729
Growth Opportunities Division....................              726,528           570,950               801,993          373,469
PIMCO High Yield Bond Division...................           12,707,468         2,989,676             5,575,890          995,489
PIMCO StocksPLUS Growth and
   Income Division...............................           15,418,741         3,191,901             5,235,676          567,893
Appreciation Division............................                5,856            11,558                45,518            5,062
Smith Barney High Income Division................                3,730            23,271                59,777           15,706
Smith Barney Large Cap Value Division............                6,907             9,522                25,818            1,496
Smith Barney International Equity Division.......                2,838             2,934                13,627              659
Smith Barney Money Market Division...............               40,398            19,082                55,074           43,687
International Equity Division....................           63,405,114        56,947,666            34,755,360       31,779,305
Asset Allocation Division........................               13,289               844                    --               --
Equity Division..................................               26,039               835                    --               --
Growth & Income Division.........................               11,266             1,139                    --               --
High Quality Bond Division.......................               12,671             9,915                    --               --
                                                       ----------------------------------       ----------------------------------
COMBINED.........................................          397,739,148       240,579,410           191,660,032      101,434,679
                                                       ==================================       ==================================

NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American for charges and fees at December 31, 1999 consisted of the following:

                                                          LIMITED
                                           LIQUID         MATURITY         HARD           ALL-             REAL             FULLY
                                            ASSET           BOND          ASSETS         GROWTH           ESTATE           MANAGED
                                          DIVISION        DIVISION       DIVISION       DIVISION         DIVISION         DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $506,425        $133,838        $30,475        $47,531         $41,701          $197,026
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          15,901          20,765          7,443         47,182          29,154            68,682
Net unrealized appreciation
   (depreciation) of investments...              --          (4,202)         1,011         51,150         (15,178)            1,510
                                        --------------------------------------------------------------------------------------------
                                           $522,326        $150,401        $38,929       $145,863         $55,677          $267,218
                                        ============================================================================================

                                            EQUITY        CAPITAL          RISING        EMERGING         MARKET           VALUE
                                            INCOME      APPRECIATION      DIVIDENDS      MARKETS          MANAGER          EQUITY
                                           DIVISION       DIVISION        DIVISION       DIVISION        DIVISION         DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $138,807        $225,256       $624,736        $43,209            $595          $123,500
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         158,214         124,915         49,066        (15,866)          3,964            20,094
Net unrealized appreciation
   (depreciation) of investments...         (25,737)         51,796        139,292          8,129           2,525            (6,214)
                                        --------------------------------------------------------------------------------------------
                                           $271,284        $401,967       $813,094        $35,472          $7,084          $137,380
                                        ============================================================================================

                                           STRATEGIC        SMALL          MANAGED       MID-CAP           CAPITAL
                                            EQUITY           CAP           GLOBAL         GROWTH            GROWTH         RESEARCH
                                           DIVISION        DIVISION       DIVISION       DIVISION          DIVISION        DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $128,188        $212,831        $69,455       $335,683           $341,923       $502,872
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          12,978          36,216         85,339         73,201             29,228         17,532
Net unrealized appreciation
   (depreciation) of investments...          56,360          75,382         26,551        130,331             59,095        116,356
                                        --------------------------------------------------------------------------------------------
                                           $197,526        $324,429       $181,345       $539,215           $430,246       $636,760
                                        ============================================================================================

                                                                                                                            PIMCO
                                                                           GLOBAL                                           HIGH
                                             TOTAL                          FIXED       DEVELOPING         GROWTH           YIELD
                                            RETURN          GROWTH         INCOME          WORLD        OPPORTUNITIES        BOND
                                           DIVISION        DIVISION       DIVISION       DIVISION         DIVISION        DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $439,911        $809,489        $22,390        $41,047            $5,521        $144,589
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          19,020          57,112           (460)         2,971               682           6,209
Net unrealized appreciation
   (depreciation) of investments...          (3,551)        338,909           (672)         7,655               460          (4,739)
                                        --------------------------------------------------------------------------------------------
                                           $455,380      $1,205,510        $21,258        $51,673            $6,663        $146,059
                                        ============================================================================================



                                                                 22


                                              PIMCO                            SMITH         SMITH           SMITH          SMITH
                                            STOCKSPLUS                         BARNEY        BARNEY          BARNEY         BARNEY
                                            GROWTH AND                          HIGH        LARGE CAP    INTERNATIONAL      MONEY
                                              INCOME         APPRECIATION      INCOME         VALUE          EQUITY         MARKET
                                             DIVISION          DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                         -------------------------------------------------------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
Unit transactions...................          $193,010             $785          $561           $636             $318          $557
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments.......            22,021               79            39             44               12            22
Net unrealized appreciation
   (depreciation) of investments....             6,199              119           (53)           (37)             207            --
                                         -------------------------------------------------------------------------------------------
                                              $221,230             $983          $547           $643             $537          $579
                                         ===========================================================================================

                                           INTERNATIONAL        ASSET                       GROWTH &     HIGH QUALITY
                                              EQUITY          ALLOCATION      EQUITY         INCOME          BOND
                                             DIVISION          DIVISION      DIVISION       DIVISION       DIVISION      COMBINED
                                         -------------------------------------------------------------------------------------------
                                                                             (DOLLARS IN THOUSANDS)
Unit transactions...................          $119,555             $130          $285           $104           $28        $5,482,967
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments.......            30,261                2             7              1            (1)          922,029
Net unrealized appreciation
   (depreciation) of investments....            25,753                1             5              2            --         1,038,415
                                         -------------------------------------------------------------------------------------------
                                              $175,569             $133          $297           $107           $27        $7,443,411
                                         ===========================================================================================

NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding, by Contract type, as of December 31, 1999 follows:

                                                                                                    UNIT             EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

LIQUID ASSET
Currently payable annuity products:
   DVA 80.................................................................              2,484      $15.78                 $39
   DVA 100................................................................              3,692       15.44                  57
Contracts in accumulation period:
   DVA 80.................................................................            428,664       15.78               6,766
   DVA 100................................................................          2,108,284       15.44              32,553
   DVA Series 100.........................................................             65,836       14.85                 978
   DVA Plus - Standard....................................................            683,989       15.04              10,287
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................         13,701,797       14.79             202,706
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          7,668,618       14.55             111,594
   Access - 7% Solution, Premium Plus - 7% Solution.......................         11,002,421       14.29             157,230
   Value..................................................................              7,391       15.61                 116
                                                                                                             -------------------
                                                                                                                      522,326



                                                                 23



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

LIMITED MATURITY BOND
Currently payable annuity products:
   DVA 80.................................................................              5,775      $17.82                $103
   DVA 100................................................................             13,160       17.44                 229
Contracts in accumulation period:
   DVA 80.................................................................             55,752       17.82                 994
   DVA 100................................................................          1,611,603       17.44              28,100
   DVA Series 100.........................................................             15,728       16.77                 264
   DVA Plus - Standard....................................................            279,468       17.00               4,751
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,938,050       16.72              49,127
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,835,680       16.45              30,192
   Access - 7% Solution, Premium Plus - 7% Solution.......................          2,267,799       16.15              36,630
   Value..................................................................                655       17.65                  11
                                                                                                             -------------------
                                                                                                                      150,401
HARD ASSETS
Currently payable annuity products:
   DVA 80.................................................................                 64       18.54                   1
   DVA 100................................................................              4,504       18.13                  82
Contracts in accumulation period:
   DVA 80.................................................................             47,623       18.54                 883
   DVA 100................................................................            442,621       18.13               8,025
   DVA Series 100.........................................................             21,674       17.44                 378
   DVA Plus - Standard....................................................            112,564       17.66               1,988
   DVA Plus - Annual Ratchet & 5.5% Solution, Access-
     Standard, Premium Plus - Standard, ES II.............................            355,052       17.37               6,168
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            696,931       17.09              11,909
   Access - 7% Solution, Premium Plus - 7% Solution.......................            565,255       16.78               9,486
   Value..................................................................                497       18.33                   9
                                                                                                             -------------------
                                                                                                                       38,929





                                                                 24



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)
ALL-GROWTH
Currently payable annuity products:
   DVA 100................................................................             10,034      $33.33                $334
Contracts in accumulation period:
   DVA 80.................................................................             30,780       34.07               1,049
   DVA 100................................................................          1,659,536       33.33              55,306
   DVA Series 100.........................................................             17,272       32.06                 554
   DVA Plus - Standard....................................................            177,295       32.46               5,755
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            680,978       31.93              21,744
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,363,281       31.41              42,819
   Access - 7% Solution, Premium Plus - 7% Solution.......................            593,365       30.85              18,302
                                                                                                             -------------------
                                                                                                                      145,863
REAL ESTATE
Currently payable annuity products:
   DVA 80.................................................................                337       22.00                   7
   DVA 100................................................................              4,675       21.52                 101
Contracts in accumulation period:
   DVA 80.................................................................             17,562       22.00                 387
   DVA 100................................................................            698,949       21.52              15,043
   DVA Series 100.........................................................              7,595       20.70                 157
   DVA Plus - Standard....................................................            136,122       20.96               2,854
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            534,577       20.62              11,024
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            742,363       20.28              15,059
   Access - 7% Solution, Premium Plus - 7% Solution.......................            554,454       19.92              11,045
                                                                                                             -------------------
                                                                                                                       55,677
FULLY MANAGED
Currently payable annuity products:
   DVA 80.................................................................              1,025       23.10                  24
   DVA 100................................................................             42,440       22.59                 959
Contracts in accumulation period:
   DVA 80.................................................................             55,124       23.10               1,273
   DVA 100................................................................          2,723,900       22.59              61,541
   DVA Series 100.........................................................             28,071       21.73                 610
   DVA Plus - Standard....................................................            549,088       22.01              12,084
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,546,588       21.65              55,126
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,304,306       21.29              70,358
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,118,319       20.91              65,207
   Value..................................................................              1,564       22.85                  36
                                                                                                             -------------------
                                                                                                                      267,218



                                                                 25



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT             EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)
EQUITY INCOME
Currently payable annuity products:
   DVA 80.................................................................             10,512      $22.91                $241
   DVA 100................................................................             54,038       22.41               1,211
Contracts in accumulation period:
   DVA 80.................................................................            217,136       22.91               4,975
   DVA 100................................................................          4,960,030       22.41             111,166
   DVA Series 100.........................................................             52,427       21.56               1,130
   DVA Plus - Standard....................................................            381,468       21.83               8,327
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,014,453       21.47              43,259
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,523,887       21.12              53,311
   Access - 7% Solution, Premium Plus - 7% Solution.......................          2,294,950       20.74              47,606
   Value..................................................................              2,555       22.66                  58
                                                                                                             -------------------
                                                                                                                      271,284
CAPITAL APPRECIATION
Currently payable annuity products:
   DVA 100................................................................             34,146       31.01               1,059
Contracts in accumulation period:
   DVA 80.................................................................             54,304       31.50               1,710
   DVA 100................................................................          3,000,104       31.01              93,047
   DVA Series 100.........................................................             29,781       30.18                 899
   DVA Plus - Standard....................................................            431,150       30.46              13,132
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,412,721       30.11              72,649
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,839,680       29.77             114,290
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,574,164       29.38             104,999
   Value..................................................................              5,832       31.26                 182
                                                                                                             -------------------
                                                                                                                      401,967
RISING DIVIDENDS
Currently payable annuity products:
   DVA 80.................................................................              2,751       26.79                  74
   DVA 100................................................................             11,516       26.46                 305
Contracts in accumulation period:
   DVA 80.................................................................             45,744       26.79               1,225
   DVA 100................................................................          3,156,396       26.46              83,505
   DVA Series 100.........................................................             62,149       25.88               1,608
   DVA Plus - Standard....................................................          1,251,144       26.07              32,623
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          7,496,161       25.83             193,646
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........         10,160,317       25.59             260,024
   Access - 7% Solution, Premium Plus - 7% Solution.......................          9,473,482       25.31             239,807
   Value..................................................................             10,416       26.62                 277
                                                                                                             -------------------
                                                                                                                      813,094




                                                                 26



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

EMERGING MARKETS
Currently payable annuity products:
   DVA 100................................................................             20,476      $12.18                $249
Contracts in accumulation period:
   DVA 80.................................................................             66,912       12.34                 826
   DVA 100................................................................          1,114,771       12.18              13,583
   DVA Series 100.........................................................             19,565       11.92                 233
   DVA Plus - Standard....................................................            359,966       12.01               4,323
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            272,783       11.90               3,246
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,053,099       11.79              12,412
   Access - 7% Solution, Premium Plus - 7% Solution.......................             51,466       11.66                 600
                                                                                                             -------------------
                                                                                                                       35,472
MARKET MANAGER
Contracts in accumulation period:
   DVA 100................................................................            265,157       27.61               7,320
                                                                                                             -------------------
                                                                                                                        7,320
VALUE EQUITY
Currently payable annuity products:
   DVA 80.................................................................                353       18.67                   7
   DVA 100................................................................              8,027       18.49                 148
Contracts in accumulation period:
   DVA 80.................................................................             16,820       18.67                 314
   DVA 100................................................................            642,103       18.49              11,870
   DVA Series 100.........................................................             13,030       18.16                 237
   DVA Plus - Standard....................................................            433,555       18.28               7,924
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          1,825,971       18.14              33,129
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,709,066       18.01              48,787
   Access - 7% Solution, Premium Plus - 7% Solution.......................          1,956,244       17.84              34,902
   Value..................................................................              3,333       18.58                  62
                                                                                                             -------------------
                                                                                                                      137,380
STRATEGIC EQUITY
Currently payable annuity products:
   DVA 100................................................................             31,558       22.27                 703
Contracts in accumulation period:
   DVA 80.................................................................             18,395       22.46                 413
   DVA 100................................................................            387,984       22.27               8,642
   DVA Series 100.........................................................              6,159       21.94                 135
   DVA Plus - Standard....................................................            455,696       22.06              10,053
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,450,796       21.92              53,725
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,655,079       21.78              57,835
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,050,564       21.61              65,934
   Value..................................................................              3,862       22.37                  86
                                                                                                             -------------------
                                                                                                                      197,526



                                                                 27



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

SMALL CAP
Currently payable annuity products:
   DVA 100................................................................              3,735      $23.19                 $87
Contracts in accumulation period:
   DVA 80.................................................................             21,044       23.38                 492
   DVA 100................................................................            502,932       23.19              11,664
   DVA Series 100.........................................................             14,018       22.87                 320
   DVA Plus - Standard....................................................            453,438       22.96              10,411
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,053,919       22.82             115,340
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          4,514,345       22.68             102,399
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,698,983       22.55              83,400
   Value..................................................................             13,606       23.28                 316
                                                                                                             -------------------
                                                                                                                      324,429
MANAGED GLOBAL
Currently payable annuity products:
   DVA 100................................................................             11,683       24.68                 288
Contracts in accumulation period:
   DVA 80.................................................................             33,553       25.04                 840
   DVA 100................................................................          2,703,999       24.68              66,747
   DVA Series 100.........................................................             38,870       24.08                 936
   DVA Plus - Standard....................................................            605,044       24.23              14,658
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            676,401       23.97              16,211
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,306,922       23.71              78,402
   Access - 7% Solution, Premium Plus - 7% Solution.......................            139,357       23.42               3,263
                                                                                                             -------------------
                                                                                                                      181,345
MID-CAP GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              5,425       40.92                 222
   DVA 100................................................................            328,684       40.50              13,310
   DVA Series 100.........................................................              9,549       39.75                 380
   DVA Plus - Standard....................................................            287,598       39.97              11,494
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,873,150       39.59             192,951
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,717,260       39.34             146,221
   Granite PrimElite - Standard...........................................              3,692       39.97                 148
   Granite PrimElite - Annual Ratchet.....................................             27,138       39.59               1,075
   Access - 7% Solution, Premium Plus - 7% Solution.......................          4,433,019       39.02             172,992
   Value..................................................................             10,373       40.71                 422
                                                                                                             -------------------
                                                                                                                      539,215



                                                                 28



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

CAPITAL GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              3,348      $21.54                 $72
   DVA 100................................................................            390,759       21.38               8,354
   DVA Series 100.........................................................             11,902       21.10                 251
   DVA Plus - Standard....................................................            598,663       21.18              12,678
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,870,532       21.06             123,629
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          6,210,698       20.94             130,038
   Access - 7% Solution, Premium Plus - 7% Solution.......................          7,450,249       20.82             155,103
   Value..................................................................              5,650       21.46                 121
                                                                                                             -------------------
                                                                                                                      430,246

RESEARCH
Contracts in accumulation period:
   DVA 80.................................................................              6,633       28.93                 192
   DVA 100................................................................            431,562       28.62              12,353
   DVA Series 100.........................................................             18,345       28.10                 515
   DVA Plus - Standard....................................................            565,925       28.25              15,988
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          6,431,948       28.04             180,345
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          7,240,463       27.80             201,318
   Granite PrimElite - Standard...........................................              2,544       28.25                  72
   Granite PrimElite - Annual Ratchet.....................................             37,387       28.04               1,048
   Access - 7% Solution, Premium Plus - 7% Solution.......................          8,143,207       27.58             224,622
   Value..................................................................             10,661       28.78                 307
                                                                                                             -------------------
                                                                                                                      636,760

TOTAL RETURN
Contracts in accumulation period:
   DVA 80.................................................................              9,043       18.64                 168
   DVA 100................................................................            399,197       18.44               7,361
   DVA Series 100.........................................................              5,119       18.10                  93
   DVA Plus - Standard....................................................            831,642       18.20              15,135
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          8,274,089       18.06             149,429
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          6,739,205       17.91             120,710
   Granite PrimElite - Standard...........................................              4,770       18.20                  87
   Granite PrimElite - Annual Ratchet.....................................             33,383       18.06                 603
   Access - 7% Solution, Premium Plus - 7% Solution.......................          9,101,947       17.77             161,738
   Value..................................................................              3,045       18.54                  56
                                                                                                             -------------------
                                                                                                                      455,380



                                                                 29



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

GROWTH
Contracts in accumulation period:
   DVA 80.................................................................             47,480      $29.27              $1,390
   DVA 100................................................................            818,663       29.05              23,785
   DVA Series 100.........................................................             28,942       28.67                 830
   DVA Plus - Standard....................................................            758,379       28.78              21,827
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................         14,289,972       28.62             408,990
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........         11,168,535       28.46             317,801
   Access - 7% Solution, Premium Plus - 7% Solution.......................         15,200,894       28.29             430,081
   Value..................................................................             27,642       29.16                 806
                                                                                                             -------------------
                                                                                                                    1,205,510
GLOBAL FIXED INCOME
Contracts in accumulation period:
   DVA 100................................................................             24,119       12.04                 291
   DVA Plus - Standard....................................................             35,081       11.88                 417
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            753,003       11.79               8,880
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            382,609       11.70               4,475
   Access - 7% Solution, Premium Plus - 7% Solution.......................            619,047       11.60               7,183
   Value..................................................................                982       12.11                  12
                                                                                                             -------------------
                                                                                                                       21,258
DEVELOPING WORLD
Contracts in accumulation period:
   DVA 80.................................................................                390       11.74                   5
   DVA 100................................................................             21,139       11.70                 247
   DVA Series 100.........................................................             27,991       11.64                 326
   DVA Plus - Standard....................................................                683       11.62                   8
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,133,907       11.61              24,775
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            926,115       11.58              10,722
   Access - 7% Solution, Premium Plus - 7% Solution.......................          1,344,878       11.54              15,526
   Value..................................................................              5,500       11.72                  64
                                                                                                             -------------------
                                                                                                                       51,673
GROWTH OPPORTUNITIES
Contracts in accumulation period:
   DVA 100................................................................             12,750       11.52                 147
   DVA Plus - Standard....................................................              9,739       11.47                 112
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            215,681       11.44               2,466
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            142,128       11.40               1,621
   Access - 7% Solution, Premium Plus - 7% Solution.......................            203,804       11.37               2,317
                                                                                                             -------------------
                                                                                                                        6,663



                                                                 30



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

PIMCO HIGH YIELD BOND
Contracts in accumulation period:
   DVA 80.................................................................              1,147      $10.34                 $12
   DVA 100................................................................            151,044       10.31               1,557
   DVA Series 100.........................................................                951       10.25                  10
   DVA Plus - Standard....................................................            400,821       10.27               4,115
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,053,973       10.24              51,749
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,194,935       10.21              32,631
   Access - 7% Solution, Premium Plus - 7% Solution.......................          5,486,600       10.19              55,895
   Value..................................................................              8,722       10.33                  90
                                                                                                             -------------------
                                                                                                                      146,059
PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
   DVA 80.................................................................                651       13.26                   9
   DVA 100................................................................            116,144       13.22               1,535
   DVA Series 100.........................................................                292       13.14                   4
   DVA Plus - Standard....................................................            284,260       13.16               3,742
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,797,771       13.13              62,999
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          4,371,570       13.10              57,257
   Access - 7% Solution, Premium Plus - 7% Solution.......................          7,320,301       13.06              95,636
   Value..................................................................              3,634       13.24                  48
                                                                                                             -------------------
                                                                                                                      221,230
APPRECIATION
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................                711       18.47                  13
   Granite PrimElite - Annual Ratchet.....................................             52,802       18.36                 970
                                                                                                             -------------------
                                                                                                                          983
SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              5,981       13.84                  83
   Granite PrimElite - Annual Ratchet.....................................             33,782       13.74                 464
                                                                                                             -------------------
                                                                                                                          547
SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              4,123       19.11                  79
   Granite PrimElite - Annual Ratchet.....................................             29,721       18.98                 564
                                                                                                             -------------------
                                                                                                                          643
SMITH BARNEY INTERNATIONAL EQUITY
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              2,572       23.78                  61
   Granite PrimElite - Annual Ratchet.....................................             20,133       23.61                 476
                                                                                                             -------------------
                                                                                                                          537
SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             10,885       11.82                 129
   Granite PrimElite - Annual Ratchet.....................................             38,389       11.74                 450
                                                                                                             -------------------
                                                                                                                          579





                                                                 31



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
------------------------------------------------------------------------------- ------------------------------------------------
                                                                                                             (IN THOUSANDS)

INTERNATIONAL EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,666,041      $15.57             $72,629
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,959,322       15.59              30,538
   Access - 7% Solution, Premium Plus - 7% Solution.......................          4,663,701       15.50              72,274
   Value..................................................................              8,033       15.97                 128
                                                                                                             -------------------
                                                                                                                      175,569
ASSET ALLOCATION
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              4,460       10.70                  48
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........                832       10.70                   9
   Access - 7% Solution, Premium Plus - 7% Solution.......................              7,153       10.70                  76
                                                                                                             -------------------
                                                                                                                          133
EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              8,936       11.79                 105
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........             11,848       11.79                 140
   Access - 7% Solution, Premium Plus - 7% Solution.......................              4,420       11.78                  52
                                                                                                             -------------------
                                                                                                                          297

GROWTH & INCOME
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              8,512       10.55                  90
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........              1,122       10.55                  12
   Access - 7% Solution, Premium Plus - 7% Solution.......................                493       10.54                   5
                                                                                                             -------------------
                                                                                                                          107
HIGH QUALITY BOND
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              2,756        9.93                  27
                                                                                                             -------------------
                                                                                                                           27
                                                                                ---------------              -------------------
COMBINED..................................................................        340,258,685                      $7,443,647
                                                                                ===============              ===================



                                                                 32

                       Statement of Additional Information

                           GOLDENSELECT DVA SERIES 100

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2000

                                TABLE OF CONTENTS

ITEM                                                                        PAGE

Introduction                                                                   1
Description of Golden American Life Insurance Company                          1
Safekeeping of Assets                                                          1
The Administrator                                                              1
Independent Auditors                                                           1
Distribution of Contracts                                                      1
Performance Information                                                        2
IRA Partial Withdrawal Option                                                  7
Other Information                                                              7
Financial Statements of Golden American Life Insurance Company                 8
Financial Statements of Separate Account B                                     8

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $495.0 billion in assets as of December 31, 1999.

As of December 31, 1999, Golden American had approximately $477.8 million in stockholder's equity and approximately $9.4 billion in total assets, including approximately $7.6 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), which is licensed to do variable annuity business in the states of New York and Delaware.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $364,086 and $892,903 pursuant to the service agreement in 1999 and 1998, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions, during the year ended December 31, 1997, through two broker/dealer institutions during the year ended December 31, 1998 and through two broker/dealer institutions during the year ended December 31, 1999. For the years ended 1999, 1998 and 1997 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $181,536,000, $117,470,000 and $36,350,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $10,136,000, $4,771,000 and $2,770,000 for the years ended 1999, 1998 and 1997, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [(Base Period Return) +1) ^ 365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1999 to December 31, 1999 were 4.19% and 4.28%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                    Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 P(1+T)^(n)=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the maximum mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Standardized
----------------------------------------------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                            3.32%         3.65%         3.40%*      3.68%*     1/25/89
Limited Maturity Bond                  -0.24%         4.65%         4.47%*      4.84%*     1/25/89
Global Fixed Income                    -9.85%         3.27%*         n/a        3.25%*     10/7/94
Fully Managed                           5.48%        11.37%         7.79%*      7.36%*     1/25/89
Total Return                            1.98%        13.00%*         n/a       12.00%*     10/7/94
Equity Income                          -2.06%         8.80%         7.20%*      7.28%*     1/25/89
Value Equity                           -0.84%          n/a           n/a       12.68%       1/1/95
Rising Dividends                       14.31%        20.44%          n/a       16.45%      10/4/93
Managed Global                         61.10%        21.65%*         n/a       12.99%*    10/21/92
Research                               22.55%        23.61%*         n/a       21.81%*     10/7/94
Capital Appreciation                   22.96%        21.48%          n/a       15.51%       5/4/92
Capital Growth                         23.86%          n/a           n/a       22.00%       4/1/96
Strategic Equity                       54.13%          n/a           n/a       20.31%      10/2/95
Mid-Cap Growth                         76.64%        30.84%*         n/a       30.16%*     10/7/94
Small Cap                              48.58%          n/a           n/a       22.99%       1/2/96
Growth                                 75.73%          n/a           n/a       32.39%       4/1/96
Real Estate                            -5.11%         8.53%         7.81%*      6.88%*     1/25/89
Hard Assets                            21.70%         4.90%         4.03%*      5.22%*     1/25/89
Developing World                       59.48%          n/a           n/a        8.37%      2/18/98
Emerging Markets                       82.81%         2.81%          n/a        2.85%     10/04/93

THE PIMCO TRUST
High Yield Bond                         1.63%*         n/a           n/a        1.48%*      5/1/98
StocksPLUS Growth and Income           18.23%*         n/a           n/a       17.76%*      5/1/98

----------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 P(1+T)^(n)]=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges but not the deduction of the sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge and the administrative charge for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 - Non-Standardized
--------------------------------------------------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                            3.32%         3.65%         3.40%*      3.68%*     1/25/89
Limited Maturity Bond                  -0.24%         4.65%         4.47%*      4.84%*     1/25/89
Global Fixed Income                    -9.85%         3.27%*         n/a        3.25%*     10/7/94
Fully Managed                           5.48%        11.37%         7.79%*      7.36%*     1/25/89
Total Return                            1.98%        13.00%*         n/a       12.00%*     10/7/94
Equity Income                          -2.06%         8.80%         7.20%*      7.28%*     1/25/89
Value Equity                           -0.84%          n/a           n/a       12.68%       1/1/95
Rising Dividends                       14.31%        20.44%          n/a       16.45%      10/4/93
Managed Global                         61.10%        21.65%*         n/a       12.99%*    10/21/92
Research                               22.55%        23.61%*         n/a       21.81%*     10/7/94
Capital Appreciation                   22.96%        21.48%          n/a       15.51%       5/4/92
Capital Growth                         23.86%          n/a           n/a       22.00%       4/1/96
Strategic Equity                       54.13%          n/a           n/a       20.31%      10/2/95
Mid-Cap Growth                         76.64%        30.84%*         n/a       30.16%*     10/7/94
Small Cap                              48.58%          n/a           n/a       22.99%       1/2/96
Growth                                 75.73%          n/a           n/a       32.39%       4/1/96
Real Estate                            -5.11%         8.53%         7.81%*      6.88%*     1/25/89
Hard Assets                            21.70%         4.90%         4.03%*      5.22%*     1/25/89
Developing World                       59.48%          n/a           n/a        8.37%      2/18/98
Emerging Markets                       82.81%         2.81%          n/a        2.85%     10/04/93

THE PIMCO TRUST
High Yield Bond                         1.63%*         n/a           n/a        1.48%*      5/1/98
StocksPLUS Growth and Income           18.23%*         n/a           n/a       17.76%*      5/1/98

--------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF AUV
   EXAMPLE 1.

   1.   AUV, beginning of period                                        $10.00
   2.   Value of securities, beginning of period                        $10.00
   3.   Change in value of securities                                     $.10
   4.   Gross investment return (3) divided by (2)                        $.01
   5.   Less daily mortality and expense charge                      .00003313
   6.   Less asset based administrative charge                        00000411
   7.   Net investment return (4) minus (5) minus (6)                .00996276
   8.   Net investment factor (1.000000) plus (7)                   1.00996276
   9.   AUV, end of period (1) multiplied by (8)                  $10.00996276

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
   EXAMPLE 2.

   1.   Initial Premium Payment                                      $1,000.00
   2.   AUV on effective date of purchase (see Example 1)               $10.00
   3.   Number of Units purchased [(1) divided by (2)]                     100
   4.   AUV for valuation date following purchase
        (see Example 1)                                            $10.0996276
   5.   Accumulation Value in account for valuation date
        following purchase [(3) multiplied by (4)]                   $1,009.96

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is notwithdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

The audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Consolidated Balance Sheets
          Consolidated Statements of Operations
          Consolidated Statements of Changes in Stockholder's Equity Consolidated Statements of Cash Flows
     Notes to Consolidated Financial Statements

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Net Assets as of December 31, 1999 Statements of Operations for the year ended December 31, 1999 Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
     Notes to Financial Statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------




REPORT OF INDEPENDENT AUDITORS


The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1999 and 1998, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997, and January 1, 1997 through October 24, 1997. These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for the years ended December 31, 1999 and 1998 and for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, in conformity with accounting principles generally accepted in the United States.

                                                             s/Ernst & Young LLP

Des Moines, Iowa
February 4, 2000

                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               CONSOLIDATED BALANCE SHEETS
                      (Dollars in thousands, except per share data)

                                                            POST-MERGER
                                                   ---------------------------
                                                   December 31,   December 31,
                                                      1999           1998
                                                   ------------   ------------
    ASSETS

     Investments:
       Fixed maturities, available for sale,
         at fair value (Cost: 1999 - $858,052;
         1998 - $739,772).......................    $835,321       $741,985
       Equity securities, at fair value (cost:
         1999 - $14,952; 1998 - $14,437)........      17,330         11,514
       Mortgage loans on real estate............     100,087         97,322
       Policy loans.............................      14,157         11,772
       Short-term investments...................      80,191         41,152
                                                  ----------     ----------
    Total investments...........................   1,047,086        903,745

    Cash and cash equivalents...................      14,380          6,679

    Reinsurance recoverable.....................      14,834          7,586

    Due from affiliates.........................         637          2,983

    Accrued investment income...................      11,198          9,645

    Deferred policy acquisition costs...........     528,957        204,979

    Value of purchased insurance in force.......      31,727         35,977

    Current income taxes recoverable............          35            628

    Deferred income tax asset...................      21,943         31,477

    Property and equipment, less allowances for
       depreciation of $3,229 in 1999 and $801
       in 1998..................................      13,888          7,348

    Goodwill, less accumulated amortization of
       $8,186 in 1999 and $4,408 in 1998........     142,941        146,719

    Other assets................................       2,514            743

    Separate account assets.....................   7,562,717      3,396,114
                                                  ----------     ----------
    Total assets................................  $9,392,857     $4,754,623
                                                  ==========     ==========



                              See accompanying notes.

                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS - CONTINUED
                 (Dollars in thousands, except per share data)

                                                        POST-MERGER
                                              -----------------------------
                                                December 31,   December 31,
                                                    1999           1998
                                              --------------   ------------

LIABILITIES AND STOCKHOLDER'S EQUITY

Policy liabilities and accruals:
   Future policy benefits:
      Annuity and interest sensitive
        life products.......................     $1,033,701     $881,112
      Unearned revenue reserve..............          6,300        3,840
   Other policy claims and benefits.........              8           --
                                                 ----------   ----------
                                                  1,040,009      884,952

 Surplus notes..............................        245,000       85,000
 Revolving note payable.....................          1,400           --
 Due to affiliates..........................          9,547           --
 Other liabilities..........................         56,335       34,663
 Separate account liabilities...............      7,562,717    3,396,114
                                                 ----------   ----------
                                                  8,915,008    4,400,729

 Commitments and contingencies

 Stockholder's equity:
   Common stock, par value $10 per share,
      authorized, issued, and outstanding
      250,000 shares........................          2,500        2,500
   Additional paid-in capital...............        468,640      347,640
   Accumulated other comprehensive loss.....         (9,154)        (895)
   Retained earnings........................         15,863        4,649
                                                 ----------   ----------
 Total stockholder's equity.................        477,849      353,894
                                                 ----------   ----------
 Total liabilities and stockholder's equity.     $9,392,857   $4,754,623
                                                 ==========   ==========


                              See accompanying notes.


                             GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              CONSOLIDATED STATEMENTS OF OPERATIONS
                                     (Dollars in thousands)

                                                                                      POST-
                                                   POST-MERGER                    ACQUISITION
                                    --------------------------------------------|-------------
                                                                 For the period |or the period
                                                                    October 25, |  January 1,
                                     For the year  For the year       1997      |    1997
                                        ended         ended         through     |   hrough
                                     December 31,  December 31,   December 31,  |  October 24,
                                         1999          1998           1997      |     1997
                                    --------------------------------------------|--------------
Revenues                                                                        |
   Annuity and interest                                                         |
      sensitive life product                                                    |
      charges.......................  $ 82,935      $ 39,119        $ 3,834     |   $18,288
   Management fee revenue...........    10,136         4,771            508     |     2,262
   Net investment income............    59,169        42,485          5,127     |    21,656
   Realized gains (losses)                                                      |
      on investments................    (2,923)       (1,491)            15     |       151
   Other income.....................    10,827         5,569            236     |       426
                                      --------       -------        -------     |   -------
                                       160,144        90,453          9,720     |    42,783
                                                                                |
Insurance benefits and expenses:                                                |
   Annuity and interest sensitive                                               |
     life benefits:                                                             |
     Interest credited to account                                               |
       balances.....................   175,851        94,845          7,413     |    19,276
     Benefit claims incurred in                                                 |
       excess of account balances...     6,370         2,123             --     |       125
   Underwriting, acquisition, and                                               |
     insurance expenses:                                                        |
     Commissions....................   188,383       121,171          9,437     |    26,818
     General expenses...............    60,194        37,577          3,350     |    13,907
     Insurance taxes, state                                                     |
       licenses, and fees...........     3,976         4,140            450     |     1,889
     Policy acquisition costs                                                   |
       deferred.....................  (346,396)     (197,796)       (13,678)    |   (29,003)
     Amortization:                                                              |
      Deferred policy acquisition                                               |
        costs.......................    33,119         5,148            892     |     1,674
      Value of purchased insurance                                              |
        in force....................     6,238         4,724            948     |     5,225
      Goodwill......................     3,778         3,778            630     |     1,398
                                      --------       -------        -------     |   -------
                                       131,513        75,710          9,442     |    41,309
                                                                                |
Interest expense....................     8,894         4,390            557     |     2,082
                                      --------       -------        -------     |   -------
                                       140,407        80,100          9,999     |    43,391
                                      --------       -------        -------     |   -------
Income (loss) before income taxes...    19,737        10,353           (279)    |      (608)
                                                                                |
Income taxes........................     8,523         5,279            146     |    (1,337)
                                      --------       -------        -------     |   -------
                                                                                |
Net income (loss)...................  $ 11,214       $ 5,074        $  (425)    |   $   729
                                      ========       =======        =======     |   =======


                               See accompanying notes.


                           GOLDEN AMERICAN LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                   (Dollars in thousands)


                                                       Accumulated
                                         Additional       Other                    Total
                                 Common    Paid-in    Comprehensive  Retained   Stockholder's
                                  Stock    Capital    Income (Loss)  Earnings      Equity
                                ------------------------------------------------------------
                                                      PRE-ACQUISITION
                                ------------------------------------------------------------
Balance at January 1, 1997.....  $2,500   $137,372      $   262       $   350     $140,484
 Comprehensive income:
  Net income...................      --         --           --           729          729
  Change in net unrealized
   investment gains (losses)...      --         --        1,543            --        1,543
                                                                                  --------
 Comprehensive income...........                                                     2,272
 Contribution of Capital........     --      1,121           --            --        1,121
                                 ------   --------      -------       -------     --------
Balance at October 24, 1997....  $2,500   $138,493      $ 1,805       $ 1,079     $143,877
                                 ======   ========      =======       =======     ========

                                -----------------------------------------------------------
                                                     POST-MERGER
                                -----------------------------------------------------------
Balance at October 25, 1997....  $2,500   $224,997           --            --     $227,497
 Comprehensive income:
  Net loss.....................      --         --           --       $  (425)        (425)
  Change in net unrealized
     investment gains (losses).      --         --      $   241            --          241
                                                                                  --------
Comprehensive loss.............                                                       (184)
                                 ------   --------      -------       -------     --------
Balance at December 31,1997....   2,500    224,997          241          (425)    $227,313
 Comprehensive income:
  Net income...................      --         --           --         5,074        5,074
  Change in net unrealized
     investment gains (losses).      --         --       (1,136)           --       (1,136)
                                                                                  --------
 Comprehensive income..........                                                      3,938
 Contribution of Capital........     --    122,500           --            --      122,500
 Other..........................     --        143           --            --          143
                                 ------   --------      -------       -------     --------
Balance at December 31,1998....   2,500    224,997         (895)        4,649      353,894
Comprehensive income:
  Net income...................      --         --           --        11,214       11,214
  Change in net unrealized
     investment gains (losses).      --         --       (8,259)           --       (8,259)
                                                                                  --------
Comprehensive income...........                                                      2,955
 Contribution of Capital........     --    121,000           --            --      121,000
                                 ------   --------      -------       -------     --------
Balance at December 31,1999....  $2,500   $468,640      $(9,154)      $15,863     $477,849
                                 ======   ========      =======       =======     ========




                                  See accompanying notes.



                                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                             (Dollars in thousands)

                                                                                              |    POST-
                                                                  POST-MERGER                 | ACQUISITION
                                                   -------------------------------------------|---------------
                                                                               For the period | For the period
                                                                                 October 25,  |   January 1,
                                                   For the year  For the year      1997       |     1997
                                                      ended         ended         through     |    through
                                                   December 31,  December 31,    December 31, |   October 24,
                                                      1999          1998            1997      |      1997
                                                   ------------  ------------  -------------- | --------------
OPERATING ACTIVITIES                                                                          |
Net income (loss).................................   $11,214        $5,074          $(425)    |         $729
Adjustments to reconcile net income (loss) to net                                             |
  cash provided by (used in) operations:                                                      |
   Adjustments related to annuity and                                                         |
     interest sensitive life products:                                                        |
     Interest credited and other charges on                                                   |
       interest sensitive products................   175,851        94,845          7,413     |       19,276
     Charges for mortality and administration.....       524          (233)           (62)    |          (99)
     Change in unearned revenues..................     2,460         2,651          1,189     |        3,292
   Increase (decrease) in policy liabilities and                                              |
     accruals.....................................         8           (10)            10     |           --
   Decrease (increase) in accrued investment                                                  |
     income.......................................    (1,553)       (3,222)         1,205     |       (3,489)
   Policy acquisition costs deferred..............  (346,396)     (197,796)       (13,678)    |      (29,003)
   Amortization of deferred policy                                                            |
     acquisition costs............................    33,119         5,148            892     |        1,674
   Amortization of value of purchased                                                         |
     insurance in force...........................     6,238         4,724            948     |        5,225
   Change in other assets, due to/from                                                        |
     affiliates, other liabilities, and accrued                                               |
     income taxes.................................    24,845         9,979          4,205     |       (8,944)
   Provision for depreciation and amortization....     8,850         8,147          1,299     |        3,203
   Provision for deferred income taxes............     8,523         5,279            146     |          316
   Realized (gains) losses on investments.........     2,923         1,491            (15)    |         (151)
                                                    --------      --------        -------     |     ---------
Net cash provided by (used in) operating                                                      |
   activities.....................................   (73,394)      (63,923)         3,127     |       (7,971)
                                                                                              |
INVESTING ACTIVITIES                                                                          |
Sale, maturity, or repayment of investments:                                                  |
   Fixed maturities - available for sale..........   220,547       145,253          9,871     |       39,622
   Mortgage loans on real estate..................     6,572         3,791          1,644     |        5,828
   Short-term investments - net...................        --            --             --     |       11,415
                                                    --------      --------        -------     |     ---------
                                                     227,119       149,044         11,515     |       56,865
Acquisition of investments:                                                                   |
   Fixed maturities - available for sale..........  (344,587)     (476,523)       (29,596)    |     (155,173)
   Equity securities..............................        --       (10,000)            (1)    |       (4,865)
   Mortgage loans on real estate..................    (9,659)      (16,390)       (14,209)    |      (44,481)
   Policy loans - net.............................    (2,385)       (2,940)          (328)    |       (3,870)
   Short-term investments - net...................   (39,039)      (26,692)       (13,244)    |           --
                                                    --------      --------        -------     |     ---------
                                                    (395,670)     (532,545)       (57,378)    |     (208,389)
Net purchase of property and equipment............    (8,968)       (6,485)          (252)    |         (875)
                                                    --------      --------        -------     |     ---------
Net cash used in investing activities.............  (177,519)     (389,986)       (46,115)    |     (152,399)

                                            See accompanying notes.


                                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                                             (Dollars in thousands)

                                                                                       |    POST-
                                                           POST-MERGER                 | ACQUISITION
                                            -------------------------------------------|---------------
                                                                        For the period | For the period
                                                                          October 25,  |   January 1,
                                            For the year  For the year      1997       |     1997
                                               ended         ended         through     |    through
                                            December 31,  December 31,    December 31, |   October 24,
                                               1999          1998            1997      |      1997
                                            ------------  ------------  -------------- | --------------
FINANCING ACTIVITIES                                                                   |
Proceeds from reciprocal loan agreement                                                |
   borrowings..............................  $396,350       $500,722            --     |          --
Repayment of reciprocal loan agreement                                                 |
   borrowings..............................  (396,350)      (500,722)           --     |          --
Proceeds from revolving note payable.......   220,295        108,495            --     |          --
Repayment of revolving note payable........  (218,895)      (108,495)           --     |          --
Proceeds from surplus note.................   160,000         60,000            --     |          --
Proceeds from line of credit borrowings....        --             --       $10,119     |     $97,124
Repayment of line of credit borrowings.....        --         (5,309)       (2,207)    |     (80,977)
Receipts from annuity and interest                                                     |
   sensitive life policies credited to                                                 |
   account balances........................   773,685        593,428        62,306     |     261,549
Return of account balances on annuity                                                  |
   and interest sensitive life policies....  (147,201)       (72,649)       (6,350)    |     (13,931)
Net reallocations to separate accounts.....  (650,270)      (239,671)      (17,017)    |     (93,069)
Contributions of capital by parent.........   121,000        103,750            --     |       1,011
                                             --------      --------        -------     |   ---------
Net cash provided by financing activities..   258,614        439,549        46,851     |     171,707
                                             --------      --------        -------     |   ---------
                                                                                       |
Increase (decrease) in cash and cash                                                   |
   equivalents.............................     7,701        (14,360)        3,863     |      11,337
Cash and cash equivalents at                                                           |
   beginning of period.....................     6,679         21,039        17,176     |       5,839
                                             --------      --------        -------     |   ---------
Cash and cash equivalents at                                                           |
   end of period...........................   $14,380         $6,679       $21,039     |     $17,176
                                             ========      =========       =======     |   =========
                                                                                       |
SUPPLEMENTAL  DISCLOSURE                                                               |
 OF CASH FLOW  INFORMATION                                                             |
Cash paid during the period for:                                                       |
   Interest................................    $6,392         $4,305          $295     |      $1,912
   Income taxes............................        --             99            --     |         283
Non-cash financing activities:                                                         |
   Non-cash adjustment to additional                                                   |
     paid-in capital for adjusted merger                                               |
     costs.................................        --            143            --     |          --
   Contribution of property and                                                        |
     equipment from EIC Variable,                                                      |
     Inc. net of $353 of accumulated                                                   |
     depreciation..........................        --             --            --     |         110
   Contribution of capital from parent to                                              |
     repay line of credit borrowings.......        --         18,750            --     |          --


                                        See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES


CONSOLIDATION

The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION

Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. First Golden is licensed to sell insurance products in New York and Delaware. The Companies' products are marketed by broker/dealers, financial institutions, and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from
Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. ("BT Variable") was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements included for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting and for the period January 1, 1997 through October 24, 1997 are presented on the Post-Acquisition basis of accounting.

INVESTMENTS

Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for
Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 1999 and 1998, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


yield over the  securities'  expected  lives.  Amortization/accrual  of
premiums  and   discounts  on  mortgage   and  other   asset-backed   securities
incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans On Real Estate: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains And Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities, which consist of the Companies' investment in its registered separate accounts, are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business, have been deferred. Acquisition costs for variable insurance products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger and acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment, and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation.
Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS
Future policy benefits for divisions of the variable products with fixed interest guarantees are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 11.00% during 1999, 3.00% to 10.00% during 1998, and 3.30% to 8.25% during 1997. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable contracts. Contractholders, rather than the Companies, bear the investment risk for the variable insurance products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable insurance products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


Product charges recorded by the Companies from variable insurance products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration, and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2000, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
The Companies manage their business as one segment, the sale of variable insurance products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable insurance products are sold to consumers and corporations throughout the United States.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities), and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES (continued)


regarding
all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS
Certain amounts for the periods ended in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 financial statement presentation.


2. BASIS OF FINANCIAL REPORTING


The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable insurance products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable insurance products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $85,578,000 in 1999, $68,002,000 in 1998, and $428,000
in 1997. Total statutory capital and surplus was $368,928,000 at December 31, 1999 and $183,045,000 at December 31, 1998.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


3. INVESTMENT OPERATIONS


INVESTMENT RESULTS
Major categories of net investment income are summarized below:

                                                   POST-MERGER                  |POST-ACQUISITION
                                     -------------------------------------------|----------------
                                                                 For the period | For the period
                                                                   October 25,  |   January 1,
                                     For the year  For the year      1997       |     1997
                                         ended         ended       through      |   through
                                     December 31,  December 31,   December 31,  |  October 24,
                                        1999          1998           1997       |      1997
                                     ------------  ------------  -------------- | --------------
                                                    (Dollars in thousands)
                                                                                |
 Fixed maturities...............        $50,352       $35,224        $ 4,443    |     $18,488
 Equity securities..............            515            --              3    |          --
 Mortgage loans on real estate..          7,074         6,616            879    |       3,070
 Policy loans...................            485           619             59    |         482
 Short-term investments.........          2,583         1,311            129    |         443
 Other, net.....................            388           246           (154)   |          24
                                        -------       -------        -------    |     -------
 Gross investment income........         61,397        44,016          5,359    |      22,507
 Less investment expenses.......         (2,228)       (1,531)          (232)   |        (851)
                                        -------       -------        -------    |     -------
 Net investment income..........        $59,169       $42,485        $ 5,127    |     $21,656
                                        =======       =======        =======    |     =======

Realized gains (losses) on investments follows:

                                                   POST-MERGER                  |POST-ACQUISITION
                                     -------------------------------------------|----------------
                                                                 For the period | For the period
                                                                   October 25,  |   January 1,
                                     For the year  For the year      1997       |     1997
                                         ended         ended       through      |   through
                                     December 31,  December 31,   December 31,  |  October 24,
                                        1999          1998           1997       |      1997
                                     ------------  ------------  -------------- | --------------
                                                  (Dollars in thousands)
                                                                                |
  Fixed maturities, available for                                               |
    sale..........................      $(2,910)      $(1,428)       $    25    |     $    151
  Mortgage loans on real estate...          (13)          (63)           (10)   |           --
                                        -------       -------        -------    |      -------
  Realized gains (losses) on                                                    |
    investments...................      $(2,923)      $(1,491)           $15    |         $151
                                        =======       =======        =======    |     ========


The change in unrealized appreciation (depreciation) of securities at fair value follows:

                                                   POST-MERGER                  |POST-ACQUISITION
                                     -------------------------------------------|----------------
                                                                 For the period | For the period
                                                                   October 25,  |   January 1,
                                     For the year  For the year      1997       |     1997
                                         ended         ended       through      |   through
                                     December 31,  December 31,   December 31,  |  October 24,
                                        1999          1998           1997       |      1997
                                     ------------  ------------  -------------- | --------------
                                                  (Dollars in thousands)
                                                                                |
                                                                                |
  Fixed maturities, available for                                               |
    sale...........................     $(24,944)     $  1,100       $ (3,494)  |     $  4,197
  Equity securities................        5,301        (2,390)           (68)  |         (462)
                                        --------      --------       --------   |     --------
  Unrealized appreciation                                                       |
     (depreciation) of securities..     $(19,643)     $ (1,290)      $ (3,562)  |     $  3,735
                                        ========      ========       ========   |     ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


3. INVESTMENT OPERATIONS (continued)


At December 31, 1999 and December 31, 1998, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                       POST-MERGER
                                    ---------------------------------------------------
                                                    Gross       Gross      Estimated
                                     Amortized    Unrealized  Unrealized      Fair
                                        Cost         Gains      Losses       Value
                                    ----------    ----------  ----------   ---------
                                                  (Dollars in thousands)
    December 31, 1999
    -----------------------------
    U.S. government and
       governmental agencies
       and authorities............     $ 21,363          --     $   (260)   $ 21,103
    Public utilities..............       53,754      $   25       (2,464)     51,315
    Corporate securities..........      396,494          53      (12,275)    384,272
    Other asset-backed securities.      207,044         850       (4,317)    203,577
    Mortgage-backed securities....      179,397          39       (4,382)    175,054
                                       --------      ------     --------    --------
    Total.........................     $858,052      $  967     $(23,698)   $835,321
                                       ========      ======     ========    ========

    December 31, 1998
    -----------------------------
    U. S. government and
       governmental agencies
       and authorities............     $ 13,568      $  182     $    (8)    $ 13,742
    Foreign governments...........        2,028           8          --        2,036
    Public utilities..............       67,710         546        (447)      67,809
    Corporate securities..........      365,569       4,578       (2,658)    367,489
    Other asset-backed securities.       99,877         281       (1,046)     99,112
    Mortgage-backed securities....      191,020       1,147         (370)    191,797
                                       --------      ------     --------    --------
    Total.........................     $739,772      $6,742     $ (4,529)   $741,985
                                       ========      ======     ========    ========
   Foreign governments.......................
   .......

Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities. At December 31, 1999, net unrealized investment loss on fixed maturities designated as available for sale totaled $22,731,000. Depreciation of $6,955,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $1,785,000 to VPIF, $10,246,000 to DPAC, and $3,745,000 to
deferred income taxes). At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of adjustments of $203,000 to VPIF, $455,000 to DPAC, and $550,000 to deferred income taxes).

At December 31, 1999, net unrealized appreciation on equity securities was comprised entirely of gross appreciation of $2,378,000. At December 31, 1998, net unrealized depreciation of equity securities was comprised entirely of gross depreciation of $2,923,000.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1999 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


3. INVESTMENT OPERATIONS (continued)



                                                   POST-MERGER
                                            -------------------------
                                            Amortized      Estimated
December 31, 1999                              Cost       Fair Value
---------------------------------------------------------------------
                                              (Dollars in thousands)

Due within one year.....................    $ 25,317       $ 25,186
Due after one year through five years...     355,205        344,998
Due after five years through ten years..      83,004         78,976
Due after ten years.....................       8,085          7,530
                                            --------       --------
                                             471,611        456,690
Other asset-backed securities...........     207,044        203,577
Mortgage-backed securities..............     179,397        175,054
                                            --------       --------
Total...................................    $858,052       $835,321
                                            ========       ========


An analysis of sales, maturities, and principal repayments of the Companies' fixed maturities portfolio follows:

                                                        Gross      Gross     Proceeds
                                           Amortized  Realized   Realized      from
                                             Cost       Gains     Losses       Sale
                                           ---------  --------   --------    --------
                                                     (Dollars in thousands)
POST-MERGER:
For the year ended December 31, 1999:
Scheduled principal repayments, calls,
   and tenders..........................    $141,346     $216       $(174)   $141,388
Sales...................................      80,472      141      (1,454)     79,159
                                            --------     ----     -------    --------
Total...................................    $221,818     $357     $(1,628)   $220,547
                                            ========     ====     =======    ========

For the year ended December 31, 1998:
Scheduled principal repayments, calls,
   and tenders..........................    $102,504      $60         $(3)   $102,561
Sales...................................      43,204      518      (1,030)     42,692
                                            --------     ----     -------    --------
Total...................................    $145,708     $578     $(1,033)   $145,253
                                            ========     ====     =======    ========

For the period October 25, 1997 through
   December 31, 1997:
Scheduled principal repayments, calls,
   and tenders..........................      $6,708       $2          --      $6,710
Sales...................................       3,138       23          --       3,161
                                            --------     ----     -------    --------
Total...................................      $9,846      $25          --      $9,871
                                            ========     ====     =======    ========

POST-ACQUISITION:

For the period January 1, 1997 through
   October 24, 1997:
Scheduled principal repayments, calls,
   and tenders..........................     $25,419       --          --     $25,419
Sales...................................      14,052     $153         $(2)     14,203
                                            --------     ----     -------    --------
Total...................................     $39,471     $153         $(2)    $39,622
                                            ========     ====     =======    ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


3. INVESTMENT OPERATIONS (continued)


Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000. During 1997, no investments were identified as having an other than temporary impairment.

Investments on Deposit: At December 31, 1999 and 1998, affidavits of deposits covering bonds with a par value of $6,470,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1999 and December 31, 1998. Fixed maturities included investments in basic industrials (29% in 1999, 26% in 1998), conventional mortgage-backed securities (22% in 1999, 25% in 1998), financial companies (16% in 1999, 19% in 1998), and other asset-backed securities (19% in 1999, 11% in 1998). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1999 and 1998), Utah (10% in 1999, 11% in
1998), and Georgia (9% in 1999, 10% in 1998). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 1999 and 1998. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (34% in 1999, 36% in 1998), industrial buildings (33% in 1999, 32% in 1998), retail facilities (19% in 1999, 20% in 1998), and multi-family apartments (10% in 1999, 8% in 1998). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1999.


4. COMPREHENSIVE INCOME


Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Total comprehensive income (loss) for the Companies includes $(452,000) for the year ended December 31, 1999 for First Golden ($1,015,000 for the year ended December 31, 1998 and $159,000, and $536,000, respectively, for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997). Other comprehensive income excludes net investment gains (losses) included in net income, which merely represent transfers from unrealized to realized gains and losses. These amounts total $(1,468,000) in 1999 and $(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(1,441,000) in 1999 and $705,000 in 1998.


5. FAIR VALUES OF FINANCIAL INSTRUMENTS


SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


5. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)


company's  balance
sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the
Companies' investments, investment contracts, and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                               POST-MERGER
                                           -----------------------------------------------
                                              December 31, 1999        December 31, 1998
                                           ----------------------    ---------------------
                                                        Estimated                Estimated
                                            Carrying      Fair        Carrying     Fair
                                             Value       Value         Value      Value
                                            --------    ---------     --------   ---------
                                                     (Dollars in thousands)

ASSETS

   Fixed maturities, available for sale..  $  835,321   $  835,321  $  741,985  $  741,985
   Equity securities.....................      17,330       17,330      11,514      11,514
   Mortgage loans on real estate.........     100,087       95,524      97,322      99,762
   Policy loans..........................      14,157       14,157      11,772      11,772
   Short-term investments................      80,191       80,191      41,152      41,152
   Cash and cash equivalents.............      14,380       14,380       6,679       6,679
   Separate account assets...............   7,562,717    7,562,717   3,396,114   3,396,114

LIABILITIES

   Annuity products......................   1,017,105      953,546     869,009     827,597
   Surplus notes.........................     245,000      226,100      85,000      90,654
   Revolving note payable................       1,400        1,400          --          --
   Separate account liabilities..........   7,562,717    7,562,717   3,396,114   3,396,114

The following methods and assumptions were used by the Companies in estimating fair values.

Fixed  maturities:   Estimated  fair  values  of  conventional   mortgage-backed
securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing process. This pricing

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


5. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)


process uses a
matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy loans: Carrying values approximate the estimated fair value for policy loans.

Short-term investments and cash and cash equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

Revolving note payable: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.


6. MERGER


Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI, and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc.
("LSSI"), Equitable Investment Services, Inc. (subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II, and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


6. MERGER (continued)


Accounting Treatment: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Companies' DPAC, previous balance of VPIF, and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing VPIF was established for all policies in force at the merger date.

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the VPIF asset follows:

                                                                   POST-MERGER
                                              -------------------------------------------------
                                                                                 For the period
                                              For the year     For the year    October 25, 1997
                                                  ended            ended           through
                                              December 31,     December 31,    December 31, 1997
                                              -------------------------------------------------
                                                            (Dollars in thousands)

   Beginning balance........................     $35,977          $43,174          $44,297
                                                 -------          -------          -------

   Imputed interest.........................       2,373            2,802            1,004
   Amortization.............................      (7,930)          (7,753)          (1,952)
   Changes in assumptions of timing of
     gross profits..........................        (681)             227               --
                                                 -------          -------          -------
   Net amortization.........................      (6,238)          (4,724)            (948)
   Adjustment for unrealized gains (losses)
     on available for sale securities.......       1,988              (28)            (175)
   Adjustment for other receivables and
     merger costs...........................          --           (2,445)              --
                                                 -------          -------          -------
   Ending balance...........................     $31,727          $35,977          $43,174
                                                 =======          =======          =======

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


6. MERGER (continued)


Interest is imputed on the unamortized balance of VPIF at a rate of 7.33% for the year ended December 31, 1999, 7.38% for the year ended December 31, 1998, and 7.03% for the period October 25, 1997 through December 31, 1997. In 1999, VPIF was adjusted to increase amortization by $681,000 to reflect changes in the assumptions related to the timing of estimated gross profits. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 during 1998 to adjust the value of other receivables and increased $219,000 in 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $3,958,000 in 2000, $3,570,000 in 2001, $3,322,000 in
2002,  $2,807,000 in 2003, and $2,292,000 in 2004. Actual  amortization may vary based upon changes in assumptions and experience.


7. ACQUISITION


Transaction: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

Accounting Treatment: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI, and Golden American. The allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF, and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

Value of Purchased Insurance In Force: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


7. ACQUISITION (continued)


An analysis of the VPIF asset follows:

                                              POST-ACQUISITION
                                              ----------------
                                               For the period
                                              January 1, 1997
                                                  through
                                              October 24, 1997
                                              ----------------
                                          (Dollars in thousands)

             Beginning balance............        $ 83,051
                                                  --------

             Imputed interest.............           5,138
             Amortization.................         (12,656)
             Changes in assumption of
               timing of gross profits....           2,293
                                                  --------
             Net amortization.............          (5,225)
             Adjustment for unrealized
               gains on available for
               sale securities............            (373)
                                                  --------
             Ending balance...............        $ 77,453
                                                  ========

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period January 1, 1997 through October 24, 1997. The amortization of VPIF, net of imputed interest, was charged to expense. VPIF was also adjusted for the unrealized gains on available for sale securities; such changes were included directly in stockholder's equity.


8. INCOME TAXES


Golden American files a consolidated federal income tax return. Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of the Parent's consolidated tax return for 5 years.

At December 31, 1999, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $161,799,000. Approximately $5,094,000, $3,354,000, $53,310,000, and $100,041,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012, 2013, and 2014, respectively.

INCOME TAX EXPENSE (BENEFIT)
Income tax expense (benefit) included in the consolidated financial statements follows:

                               POST-MERGER                    |POST-ACQUISITION
                  --------------------------------------------|----------------
                                               For the period | For the period
                                                 October 25,  |    January 1,
                  For the year  For the year       1997       |     1997
                      ended         ended        through      |   through
                  December 31,  December 31,     December 31, |   October 24,
                     1999          1998             1997      |     1997
                  ------------  ------------   -------------- | --------------
                                   (Dollars in thousands)
                                                              |
   Current                --           --             --      |    $    12
   Deferred          $8,523       $5,279           $146       |     (1,349)
                      ------       ------           ----      |    -------
                      $8,523       $5,279           $146      |    $(1,337)
                      ======       ======           ====      |    =======

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


8. INCOME TAXES (continued)


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

                                                        POST-MERGER                    |POST-ACQUISITION
                                          ---------------------------------------------|-----------------
                                                                        For the period | For the period
                                                                          October 25,  |    January 1,
                                          For the year   For the year        1997      |      1997
                                             ended          ended          through     |    through
                                          December 31,   December 31,     December 31, |  October 24,
                                             1999           1998             1997      |     1997
                                          ------------   ------------   -------------- |  -------------
                                                                (Dollars in thousands)
                                                                                       |
   Income (loss) before income taxes..       $19,737        $10,353            $(279)  |      $  (608)
                                             =======        =======            =====          =======
                                                                                       |
   Income tax (benefit) at federal                                                     |
     statutory  rate.........................$ 6,908        $ 3,624            $ (98)  |      $  (213)
   Tax effect (decrease) of:                                                           |
     Goodwill amortization............         1,322          1,322              220   |           --
     Compensatory stock option and
       restricted stock expense.......            --             --               --   |        (1,011)
     Meals and entertainment..........           199            157               23   |            53
     Other items......................            94            176                1   |          (166)
                                             -------        -------          -------   |      --------
   Income tax expense (benefit).......       $ 8,523        $ 5,279             $146   |      $ (1,337)
                                             =======        =======          =======   |      ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


8. INCOME TAXES (continued)


DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 1999 and 1998 follows:


                                                           POST-MERGER
                                                    ----------------------------
                                                    December 31,    December 31,
                                                       1999            1998
                                                    ------------    ------------
                                                        (Dollars in thousands)

  Deferred tax assets:
     Net unrealized depreciation of securities
       at fair value............................            --         $1,023
     Net unrealized depreciation of available
       for sale fixed maturities................        $3,745             --
     Future policy benefitS.....................       133,494         66,273
     Goodwill...................................        16,323         16,323
     Net operating loss carryforwards...........        56,630         17,821
     Other......................................         1,333          1,272
                                                       -------        -------
                                                       211,525        102,712
  Deferred tax liabilities:
    Net unrealized appreciation of securities
       at fair value............................          (832)            --
     Net unrealized appreciation of available
       for sale fixed maturities................            --           (332)
     Fixed maturity securities..................       (17,774)        (1,034)
     Deferred policy acquisition costs..........      (154,706)       (55,520)
     Mortgage loans on real estate..............          (715)          (845)
     Value of purchased insurance in force......       (10,462)       (12,592)
     Other......................................        (1,348)          (912)
                                                       -------        -------
                                                      (185,837)       (71,235)
                                                       -------        -------
  Valuation allowance...........................        (3,745)            --
                                                       -------        -------
  Deferred income tax asset.....................       $21,943        $31,477
                                                       =======        =======


At December 31, 1999, the Company reported, for financial statement purposes, unrealized losses on certain investments which have not been recognized for tax purposes. The Companies have established a valuation allowance against the deferred income tax assets associated with unrealized depreciation on fixed maturities available for sale as the Companies are uncertain as to whether their capital losses, if ever realized, could be utilized to offset future capital gains.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


9. RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION


DEFINED BENEFIT PLANS

In 1999 and 1998, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k).

The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1999:

                                                   1999        1998
                                          -----------------------------------
                                                (Dollars in thousands)

    Change in benefit obligation:
      Benefit obligation at January 1...          $ 4,454       $956
      Service cost......................            1,500      1,138
      Interest cost.....................              323         97
      Actuarial (gain) loss.............           (2,056)     2,266
      Benefit payments..................               --         (3)
                                                  -------    -------
      Benefit obligation at December 31.          $ 4,221    $ 4,454
                                                  =======    =======

    Funded status:
      Funded status at December 31......          $(4,221)   $(4,454)
      Unrecognized net loss.............              210      2,266
                                                  -------    -------
      Net amount recognized.............          $(4,011)   $(2,188)
                                                  =======    =======

The Companies' plan assets were held by Equitable Life, an affiliate. During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation follows:

    December 31                             1999      1998
-----------------------------------------------------------------

    Discount rate....................       8.00%     6.75%
    Expected return on plan assets...       9.25      9.50
    Rate of compensation increase....       5.00      4.00

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


9. RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION (continued)


The following table provides the net periodic benefit cost for the fiscal years 1999, 1998, and 1997:

                                               POST-MERGER                     |POST-ACQUISITION
                                 ----------------------------------------------|---------------------
                                 For the year  For the year     For the period | For the period
                                    ended         ended       October 25, 1997 | January 1, 1997
                                 December 31,  December 31,       through      |    through
                                    1999          1998       December 31, 1997 |October 24, 1997
                                 ----------------------------------------------|---------------------
                                            (Dollars in thousands)
                                                                               |
    Service cost................    $1,500        $1,138            $114 |           $568
    Interest cost...............       323            97              10 |             15
    Amortization of net loss....        --            --              -- |              1
                                    ------        ------            ---- |           ----
    Net periodic benefit cost...    $1,823        $1,235            $124 |           $584
                                    ======        ======            ==== |           ====

There were no gains or losses resulting from curtailments or settlements during 1999, 1998, or 1997.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,221,000, $2,488,000, and $0, respectively, as of December 31, 1999 and $4,454,000, $3,142,000, and $0, respectively, as of December 31,
1998.

During 1997, ING approved the 1997 Phantom Plan for certain key employees. The Phantom Plan is similar to a standard stock option plan; however, the phantom share option entitles the holder to a cash benefit in Dutch Guilders linked to the rise in value of ING ordinary shares on the Amsterdam Stock Exchange. The plan participants are entitled to any appreciation in the value of ING ordinary shares over the Phantom Plan option price (strike price) of 53.85 Euros for options issued on July 1, 1999, 140.40 Dutch Guilders for options issued on May 26, 1998, and 85.10 Dutch Guilders for options issued on May 23, 1997, not the ordinary shares themselves.

Options are granted at fair value on the date of grant. Options in the Phantom Plan are subject to forfeiture to ING should the individuals terminate their relationship with ING before the three-year initial retention period has elapsed. All options expire five years from the date of grant.

On July 1, 1999, ING issued 34,750 options to employees of Golden American related to this plan at a strike price of 53.85 Euros.

On May 26, 1998, ING issued 42,400 options related to this plan at a strike price of 140.40 Dutch Guilders. Since the strike price at December 31, 1998 was higher than the ING share price, there was no compensation expense related to these options in 1998.

On May 23, 1997, ING issued 3,500 options related to this plan at a strike price of 85.10 Dutch Guilders. Since the strike price was lower than the ING share price at December 31, 1998, Golden American incurred $46,000 of compensation expense related to these options during 1998.

No expense was recognized in 1999 related to the above options. As of December 31, 1999, 58,250 options remain outstanding.


10. RELATED PARTY TRANSACTIONS


Operating Agreements: DSI, an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


10. RELATED PARTY TRANSACTIONS (continued)


distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $181,536,000, $117,470,000, $9,931,000, and $26,419,000,
respectively.

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $10,136,000, $4,771,000,
$508,000, and $2,262,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 1999 and 1998, the Companies incurred fees of $2,227,000 and $1,504,000, respectively, under this agreement.

Prior to 1998, the Companies had a service  agreement with Equitable  Investment
Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000 and $768,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1999 or in 1998.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $6,107,000 and $5,833,000 for the years ended December 31, 1999 and 1998, respectively ($1,338,000 and $2,992,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,251,000 and $1,058,000 for the years ended December 31, 1999 and 1998, respectively ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $387,000 in 1999 and $75,000 in 1998.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $244,000 in 1999.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


10. RELATED PARTY TRANSACTIONS (continued)


Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $460,000 in 1999.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $216,000 in 1999.

The  Companies  provide  resources  and  services to  Southland  Life  Insurance
Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $103,000 in 1999.

In 1999, 1998, and 1997, the Companies received 10.0%, 9.6%, and 5.1% of total premiums, net of reinsurance, for variable products sold through five affiliates as noted in the following table:

                                                            POST-MERGER                   |POST-ACQUISITION
                                            ----------------------------------------------|-----------------
                                                                                          |
                                            For the year   For the year    For the period | For the period
                                               ended          ended      October 25, 1997 |January 1, 1997
                                            December 31,   December 31,       through     |    through
                                                    1999           1998  December 31, 1997|October 24, 1997
                                            ------------   ------------  -----------------|----------------
                                                                (Dollars in millions)
                                                                                          |
   LSSI..................................          $168.5        $122.9          $9.3     |       $16.9
   Vestax Securities Corporation.........            88.1          44.9           1.9     |         1.2
   DSI...................................             2.5          13.6           2.1     |         0.4
   Multi-Financial Securities Corporation            44.1          13.4            --     |          --
   IFG Network Securities, Inc...........            25.8           3.7            --     |          --
                                                   ------        ------         -----     |       -----
   Total.................................          $329.0        $198.5         $13.3     |       $18.5
                                                   ======        ======         =====     |       =====

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $815,000 in 1999 and $1,765,000 in 1998. At December 31, 1999 and 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Line of Credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997 and $362,000 for the period January 1, 1997 through October 24, 1997). The outstanding balance was paid by a capital contribution and with funds borrowed from ING AIH.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


10. RELATED PARTY TRANSACTIONS (continued)


Surplus Notes:  On December 30, 1999,  Golden  American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred no interest in 1999.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American paid no interest in 1999.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $1,469,000 in 1999. On December 30, 1999, ING AIH assigned the note to Equitable Life.

On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,350,000 in 1999. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1999, unchanged from 1998 ($344,000 and $1,720,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock).

Stockholder'S Equity: During 1999 and 1998, Golden American received capital contributions from its Parent of $121,000,000 and $122,500,000, respectively.


11. COMMITMENTS AND CONTINGENCIES


Reinsurance: At December 31, 1999, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. Golden American remains liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $119,575,000 and $111,552,000 at December 31, 1999 and 1998, respectively. At
December 31, 1999 and 1998, the Companies have a net receivable of $14,834,000 and $7,586,000, respectively, for reserve credits, reinsurance claims, or

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


11. COMMITMENTS AND CONTINGENCIES (continued)


other
receivables from these reinsurers comprised of $493,000 and $439,000, respectively, for claims recoverable from reinsurers, $1,201,000 and $543,000, respectively, for a payable for reinsurance premiums, and $15,542,000 and $7,690,000, respectively, for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $9,883,000, $4,797,000, $326,000, and $1,871,000 and net policy benefits recoveries of $3,059,000,  $2,170,000, $461,000, and $1,021,000 for the
years ended December 31, 1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,729,000, $1,022,000, $265,000, and $335,000 for the years ended December 31,
1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively.

The reinsurance treaties that covered the nonstandard minimum guaranteed death benefits for new business have been terminated for business issued after December 31, 1999. The Companies are currently pursuing alternative reinsurance arrangements for new business issued after December 31, 1999. There can be no assurance that such alternative arrangements will be available. The reinsurance covering business in force at December 31, 1999 will continue to apply in the future.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $3,000 and $1,123,000 for the years ended December 31, 1999 and 1998, respectively, $141,000 for the period October 25, 1997 through December 31, 1997 and $446,000 for the period January 1, 1997 through October 24, 1997. At December 31, 1999 and 1998, the Companies have an undiscounted reserve of $2,444,000 and $2,446,000, respectively, to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $618,000 and $586,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact to the Companies' financial condition. Two broker/dealers, each having at least ten percent of total sales, generated 28% of the Companies' sales in 1999

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 1999


11. COMMITMENTS AND CONTINGENCIES (continued)


(26% and 53% by two broker/dealers
during 1998 and 1997, respectively). The Premium Plus product generated 79% of the Companies' sales during 1999 (63% during 1998 and 11% during 1997).

Leases: The Companies lease their home office space, certain other equipment, and capitalized computer software under operating leases which expire through 2018. During the years ended December 31, 1999 and 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, rent expense totaled $2,273,000, $1,241,000, $39,000, and $331,000, respectively. At December 31, 1999, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 2000
- $3,596,000;  2001 - $3,403,000;  2002 - $2,859,000;  2003 - $2,486,000; 2004 -
$2,419,000, and 2005 and thereafter - $42,852,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. As of July 31, 1999, the SunTrust Bank, Atlanta revolving note facility was extended to July 31, 2000. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or
(2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the years ended December 31, 1999 and 1998, the Companies incurred interest expense of $198,000 and $352,000, respectively.

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999
                       WITH REPORT OF INDEPENDENT AUDITORS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                              FINANCIAL STATEMENTS



                          YEAR ENDED DECEMBER 31, 1999



                                TABLE OF CONTENTS




Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Net Assets.......................................................2
Statements of Operations......................................................3
Statements of Changes in Net Assets..........................................10
Notes to Financial Statements................................................17

                         Report of Independent Auditors



The Board of Directors
Golden American Life Insurance Company



We have audited the accompanying statement of net assets of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity
Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Money Market, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions) as of December 31, 1999, and the related statements of operations and changes in net assets for in the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1999, and the results of its operations and changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 25, 2000




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                       STATEMENT OF NET ASSETS
                                                          DECEMBER 31, 1999
                                                       (DOLLARS IN THOUSANDS)

ASSETS                                                                                                              COMBINED
                                                                                                                ----------------
   Investments at net asset value:
    The GCG Trust:
      Liquid Asset Series, 522,325,545 shares (cost - $522,326)...........................................           $522,326
      Limited Maturity Bond Series, 14,433,887 shares (cost - $154,603)...................................            150,401
      Hard Assets Series, 3,310,341 shares (cost - $37,918)...............................................             38,929
      All-Growth Series, 5,797,423 shares (cost - $94,713)................................................            145,863
      Real Estate Series, 4,593,787 shares (cost - $70,855)...............................................             55,677
      Fully Managed Series, 17,755,369 shares (cost - $265,708)...........................................            267,218
      Equity Income Series, 24,135,542 shares (cost - $297,021)...........................................            271,284
      Capital Appreciation Series, 20,078,304 shares (cost - $350,171)....................................            401,967
      Rising Dividends Series, 32,733,235 shares (cost - $673,802)........................................            813,094
      Emerging Markets Series, 2,895,632 shares (cost - $27,343)..........................................             35,472
      Market Manager Series, 377,319 shares (cost - $4,795)...............................................              7,320
      Value Equity Series, 8,851,843 shares (cost - $143,594).............................................            137,380
      Strategic Equity Series, 9,901,055 shares (cost - $141,166).........................................            197,526
      Small Cap Series, 13,840,816 shares (cost - $249,047)...............................................            324,429
      Managed Global Series, 9,085,422 shares (cost - $154,794)...........................................            181,345
      Mid-Cap Growth Series, 18,222,880 shares (cost - $408,884)..........................................            539,215
      Capital Growth Series, 23,231,448 shares (cost - $371,151)..........................................            430,246
      Research Series, 25,665,469 shares (cost - $520,404)................................................            636,760
      Total Return Series, 28,821,536 shares (cost - $458,931)............................................            455,380
      Growth Series, 43,852,669 shares (cost - $866,601)..................................................          1,205,510
      Global Fixed Income Series, 2,113,119 shares (cost - $21,930).......................................             21,258
      Developing World Series, 4,470,012 shares (cost - $44,018)..........................................             51,673
      Growth Opportunities Series, 598,117 shares (cost - $6,203).........................................              6,663
    PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 15,910,545 shares (cost - $150,798)................................            146,059
      PIMCO StocksPLUS Growth and Income Portfolio, 16,314,904 shares (cost - $215,031)...................            221,230
    Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 42,012 shares (cost - $864).................................................                983
    Travelers Series Fund Inc.:
      Smith Barney High Income Portfolio, 45,269 shares (cost - $600).....................................                547
      Smith Barney Large Cap Value Portfolio, 32,943 shares (cost - $680).................................                643
      Smith Barney International Equity Portfolio, 23,358 shares (cost - $330)............................                537
      Smith Barney Money Market Portfolio, 579,382 shares (cost - $579)...................................                579
    Warburg Pincus Trust:
      International Equity Portfolio, 10,513,073 shares (cost - $149,816).................................            175,569
    The Galaxy VIP Fund:
      Asset Allocation Portfolio, 7,851 shares (cost - $132)..............................................                133
      Equity Portfolio, 13,379 shares (cost - $292).......................................................                297
      Growth & Income Portfolio, 9,830 shares (cost - $105)...............................................                107
      High Quality Bond Portfolio, 2,818 shares (cost - $27)..............................................                 27
                                                                                                                ----------------
      TOTAL ASSETS (cost - $6,405,232)....................................................................          7,443,647
LIABILITY
   Payable to Golden American Life Insurance Company (all pertaining to Market Manager Division)..........                236
                                                                                                                ----------------
     TOTAL NET ASSETS.....................................................................................         $7,443,411
                                                                                                                ================

NET ASSETS
   For variable annuity insurance contracts...............................................................         $7,446,504
   Retained in Separate Account B by Golden American Life Insurance Company...............................              3,093
                                                                                                                ----------------
     TOTAL NET ASSETS.....................................................................................         $7,443,411
                                                                                                                ================



                                                                  2



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                                    LIMITED
                                                        LIQUID      MATURITY         HARD           ALL-           REAL
                                                         ASSET        BOND          ASSETS         GROWTH         ESTATE
                                                       DIVISION     DIVISION       DIVISION       DIVISION       DIVISION
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $15,368        $5,178           $257        $22,107        $2,278
    Capital gains distributions ................            --            --             --          5,823         1,527
                                                     ---------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        15,368         5,178            257         27,930         3,805

   Expenses:
    Mortality and expense risk and other charges         4,755         1,698            494          1,297           818
    Annual administrative charges ..............            94            37             16             46            27
    Minimum death benefit guarantee charges ....             8             1              1              1             1
    Contingent deferred sales charges ..........         3,171           129            119             89           112
    Other contract charges .....................             7             3              2              3             1
    Amortization of deferred charges related to:
      Deferred sales load ......................           553           275             85            326           159
      Premium taxes ............................            18             2             --              2             1
                                                     ---------------------------------------------------------------------
   TOTAL EXPENSES ..............................         8,606         2,145            717          1,764         1,119
                                                     ---------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................         6,762         3,033           (460)        26,166         2,686

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....            --          (153)        (9,098)        12,611           452
    Net unrealized appreciation (depreciation)
      of investments ...........................            --        (3,486)        15,365         41,917        (6,895)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................        $6,762         $(606)        $5,807        $80,694       $(3,757)
                                                     =====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 3



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                        FULLY         EQUITY        CAPITAL        RISING       EMERGING
                                                       MANAGED        INCOME      APPRECIATION    DIVIDENDS     MARKETS
                                                       DIVISION      DIVISION       DIVISION      DIVISION      DIVISION
                                                      --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $10,485        $13,369         $6,809        $4,048          $350
    Capital gains distributions ................         9,191         14,763         35,936        16,664            --
                                                      --------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        19,676         28,132         42,745        20,712           350

   Expenses:
    Mortality and expense risk and other charges         3,284          3,262          3,945         9,409           321
    Annual administrative charges ..............           102            143            113           209            14
    Minimum death benefit guarantee charges ....             1              6              1             1             1
    Contingent deferred sales charges ..........           170            137            246           725            27
    Other contract charges .....................             6              9              8            13             1
    Amortization of deferred charges related to:
      Deferred sales load ......................           570          1,165            763           776           100
      Premium taxes ............................             2              2              3             3             1
                                                      --------------------------------------------------------------------
   TOTAL EXPENSES ..............................         4,135          4,724          5,079        11,136           465
                                                      --------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................        15,541         23,408         37,666         9,576          (115)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....         4,586            604         12,525        12,658          (839)
    Net unrealized appreciation (depreciation)
      of investments ...........................        (8,712)       (30,854)        16,816        60,461        17,638
                                                      --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................       $11,415        $(6,842)       $67,007       $82,695       $16,684
                                                      ====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.




See accompanying notes.
                                                                 4



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                       MARKET         VALUE        STRATEGIC        SMALL         MANAGED
                                                       MANAGER        EQUITY         EQUITY          CAP           GLOBAL
                                                      DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                      ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................          $110         $1,231           $211         $6,243        $9,130
    Capital gains distributions ................           973          2,440            549          2,817        15,707
                                                      ---------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................         1,083          3,671            760          9,060        24,837

   Expenses:
    Mortality and expense risk and other charges            --          1,869          1,454          2,692         1,667
    Annual administrative charges ..............            --             52             29             57            54
    Minimum death benefit guarantee charges ....            --             --             --             --             1
    Contingent deferred sales charges ..........            --            129            252            157           195
    Other contract charges .....................            --              2              1              2             4
    Amortization of deferred charges related to:
      Deferred sales load ......................            40            151             75             82           397
      Premium taxes ............................            --             --              1              1             1
                                                      ---------------------------------------------------------------------
   TOTAL EXPENSES ..............................            40          2,203          1,812          2,991         2,319
                                                      ---------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................         1,043          1,468         (1,052)         6,069        22,518

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....           861          5,066          5,704         30,614        42,644
    Net unrealized appreciation (depreciation)
      of investments ...........................          (880)        (9,606)        54,916         54,213         6,404
                                                      ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................        $1,024        $(3,072)       $59,568        $90,896       $71,566
                                                      =====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 5



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                       MID-CAP       CAPITAL                      TOTAL
                                                        GROWTH        GROWTH      RESEARCH       RETURN         GROWTH
                                                      DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                      ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $41,872       $22,161        $7,421       $12,635        $12,825
    Capital gains distributions ................         2,355           669         2,686         1,756          1,124
                                                      ------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        44,227        22,830        10,107        14,391         13,949

   Expenses:
    Mortality and expense risk and other charges         3,582         4,167         6,574         5,403          7,294
    Annual administrative charges ..............            59            91           117           106            102
    Minimum death benefit guarantee charges ....            --            --            --            --              1
    Contingent deferred sales charges ..........           244           294           380           297            405
    Other contract charges .....................             2             1             3             1              3
    Amortization of deferred charges related to:
      Deferred sales load ......................            68            68           110            83             95
      Premium taxes ............................             1            --             1             1              1
                                                      ------------------------------------------------------------------
   TOTAL EXPENSES ..............................         3,956         4,621         7,185         5,891          7,901
                                                      ------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................        40,271        18,209         2,922         8,500          6,048

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....        27,166         3,969         2,750           531         46,796
    Net unrealized appreciation (depreciation)
      of investments ...........................       122,970        50,167        99,090        (4,991)       324,922
                                                      ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................      $190,407       $72,345      $104,762        $4,040       $377,766
                                                      ==================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 6



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                                                   PIMCO         PIMCO
                                                         GLOBAL                                    HIGH        STOCKSPLUS
                                                         FIXED      DEVELOPING      GROWTH         YIELD       GROWTH AND
                                                        INCOME         WORLD     OPPORTUNITIES     BOND          INCOME
                                                       DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                       -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................          $345         $1,400          $162        $8,321        $12,203
    Capital gains distributions ................            --             --           130            --          6,865
                                                       -------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................           345          1,400           292         8,321         19,068

   Expenses:
    Mortality and expense risk and other charges           237            260            95         1,537          2,030
    Annual administrative charges ..............             3              4             1            19             20
    Minimum death benefit guarantee charges ....            --             --            --            --             --
    Contingent deferred sales charges ..........            22             11             2            68             95
    Other contract charges .....................            --             --            --            --             --
    Amortization of deferred charges related to:
      Deferred sales load ......................             2             --             1            13             16
      Premium taxes ............................            --             --            --            --             --
                                                       -------------------------------------------------------------------
   TOTAL EXPENSES ..............................           264            275            99         1,637          2,161
                                                       -------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................            81          1,125           193         6,684         16,907

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....          (939)         2,134           732          (974)         4,397
    Net unrealized appreciation (depreciation)
      of investments ...........................          (662)         7,506           111        (4,721)         1,944
                                                       -------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................       $(1,520)       $10,765        $1,036          $989        $23,248
                                                       ===================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 7



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                        SMITH         SMITH           SMITH         SMITH
                                                                        BARNEY        BARNEY          BARNEY        BARNEY
                                                                         HIGH        LARGE CAP    INTERNATIONAL     MONEY
                                                       APPRECIATION     INCOME         VALUE          EQUITY        MARKET
                                                         DIVISION      DIVISION      DIVISION        DIVISION      DIVISION
                                                       ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................            $7           $53            $10             $1            $11
    Capital gains distributions ................            17            --             21             --             --
                                                       --------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................            24            53             31              1             11

   Expenses:
    Mortality and expense risk and other charges            14             9             10              5              3
    Annual administrative charges ..............             1             1              1             --             --
    Minimum death benefit guarantee charges ....            --            --             --             --             --
    Contingent deferred sales charges ..........             2            --              1             --             --
    Other contract charges .....................            --            --             --             --             --
    Amortization of deferred charges related to:
      Deferred sales load ......................            --            --             --             --             --
      Premium taxes ............................            --            --             --             --             --
                                                       --------------------------------------------------------------------
   TOTAL EXPENSES ..............................            17            10             12              5              3
                                                       --------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................             7            43             19             (4)             8

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....            23           (48)            10             20             --
    Net unrealized appreciation (depreciation)
      of investments ...........................            76            10            (47)           214             --
                                                       --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................          $106            $5           $(18)          $230             $8
                                                       ====================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 8



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF OPERATIONS
                                  FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                      INTERNATIONAL      ASSET                  GROWTH &   HIGH QUALITY
                                                         EQUITY       ALLOCATION    EQUITY       INCOME        BOND
                                                        DIVISION      DIVISION(b) DIVISION(b)  DIVISION(a)  DIVISION(c)   COMBINED
                                                      ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ......................................      $1,432            $1           --           --         --       $218,034
    Capital gains distributions ....................          --             1           $7           $1         --        122,022
                                                      ------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .........................       1,432             2            7            1         --        340,056

   Expenses:
    Mortality and expense risk and other charges ...       1,371            --           --           --         --         69,556
    Annual administrative charges ..................          21            --           --           --         --          1,539
    Minimum death benefit guarantee charges ........          --            --           --           --         --             24
    Contingent deferred sales charges ..............          87            --           --           --         --          7,566
    Other contract charges .........................          --            --           --           --         --             72
    Amortization of deferred charges related to:
      Deferred sales load ..........................          --            --           --           --         --          5,973
      Premium taxes ................................           1            --           --           --         --             42
                                                      ------------------------------------------------------------------------------
   TOTAL EXPENSES ..................................       1,480            --           --           --         --         84,772
                                                      ------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ....................         (48)            2            7            1         --        255,284

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ........      30,975            --           --           --        $(1)       235,776
    Net unrealized appreciation (depreciation)
      of investments ...............................      24,199             1            5            2         --        828,093
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................     $55,126            $3          $12           $3        $(1)    $1,319,153
                                                      ==============================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 9



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                  (DOLLARS IN THOUSANDS)



                                                                      LIMITED
                                                        LIQUID        MATURITY         HARD           ALL-            REAL
                                                         ASSET          BOND          ASSETS         GROWTH          ESTATE
                                                       DIVISION       DIVISION       DIVISION       DIVISION        DIVISION
                                                      -----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................       $57,254        $52,467        $45,503        $71,738        $74,700
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         3,131          1,782          2,033           (905)         8,244
    Net realized gain (loss) on investments .....            --            872         (6,941)           330          3,708
    Net unrealized appreciation (depreciation)
      of investments ............................            --            739         (8,620)         6,240        (24,689)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         3,131          3,393        (13,528)         5,665        (12,737)

  Changes from principal transactions:
    Purchase payments ...........................       227,924         42,180          7,508         15,762         24,639
    Contract distributions and terminations .....       (38,803)        (9,265)        (4,524)        (9,206)        (6,988)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................       (73,759)        14,051         (5,266)        (2,159)       (10,631)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....            12              6             10              7             12
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............       115,374         46,972         (2,272)         4,404          7,032
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................       118,505         50,365        (15,800)        10,069         (5,705)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............       175,759        102,832         29,703         81,807         68,995

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         6,762          3,033           (460)        26,166          2,686
    Net realized gain (loss) on investments .....            --           (153)        (9,098)        12,611            452
    Net unrealized appreciation (depreciation)
      of investments ............................            --         (3,486)        15,365         41,917         (6,895)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         6,762           (606)         5,807         80,694         (3,757)

  Changes from principal transactions:
    Purchase payments ...........................       466,501         67,604          7,898          9,526          9,108
    Contract distributions and terminations .....      (123,045)       (15,384)        (5,361)       (15,134)        (9,074)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................        (3,655)        (4,046)           881        (11,033)        (9,597)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             4              1              1              3              2
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............       339,805         48,175          3,419        (16,638)        (9,561)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................       346,567         47,569          9,226         64,056        (13,318)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............      $522,326       $150,401        $38,929       $145,863        $55,677
                                                      ======================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 10



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         FULLY         EQUITY        CAPITAL         RISING        EMERGING
                                                        MANAGED        INCOME      APPRECIATION     DIVIDENDS      MARKETS
                                                       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                       ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................      $158,650       $261,869       $187,817       $215,943        $34,501
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................        15,626         23,815         18,956         12,920           (524)
    Net realized gain (loss) on investments .....         1,704          2,288          6,551          3,842         (3,524)
    Net unrealized appreciation (depreciation)
      of investments ............................       (10,501)       (10,125)        (3,987)        17,344         (4,266)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         6,829         15,978         21,520         34,106         (8,314)

  Changes from principal transactions:
    Purchase payments ...........................        74,467         34,793         63,892        216,682          2,520
    Contract distributions and terminations .....       (19,367)       (39,339)       (26,711)       (26,449)        (2,973)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         5,756            581         10,035         60,274         (3,483)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company.....            31             28             25             60              3
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        60,887         (3,937)        47,241        250,567         (3,933)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................        67,716         12,041         68,761        284,673        (12,247)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............       226,366        273,910        256,578        500,616         22,254

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................        15,541         23,408         37,666          9,576           (115)
    Net realized gain (loss) on investments .....         4,586            604         12,525         12,658           (839)
    Net unrealized appreciation (depreciation)
      of investments ............................        (8,712)       (30,854)        16,816         60,461         17,638
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................        11,415         (6,842)        67,007         82,695         16,684

  Changes from principal transactions:
    Purchase payments ...........................        62,680         62,880        107,357        245,047          1,445
    Contract distributions and terminations .....       (30,839)       (54,241)       (44,732)       (59,723)        (3,546)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................        (2,413)        (4,436)        15,746         44,445         (1,366)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             9             13             11             14              1
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        29,437          4,216         78,382        229,783         (3,466)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................        40,852         (2,626)       145,389        312,478         13,218
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............      $267,218       $271,284       $401,967       $813,094        $35,472
                                                      ======================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 11



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         MARKET         VALUE          STRATEGIC         SMALL          MANAGED
                                                         MANAGER        EQUITY           EQUITY           CAP            GLOBAL
                                                        DIVISION       DIVISION         DIVISION        DIVISION        DIVISION
                                                     -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................         $6,716         $77,025         $50,437         $52,725        $104,681
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................            299           1,994           3,586          (1,343)          3,296
    Net realized gain (loss) on investments .....            135           1,237           1,365           2,148           7,634
    Net unrealized appreciation (depreciation)
      of investments ............................          1,090          (4,208)         (6,078)         15,952          16,611
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................          1,524            (977)         (1,127)         16,757          27,541

  Changes from principal transactions:
    Purchase payments ...........................            (36)         51,484          25,972          44,851          11,958
    Contract distributions and terminations .....           (188)         (7,869)         (5,201)         (6,104)        (13,329)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................           (309)          6,521           1,265          16,010            (176)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              10               2               6               9
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............           (533)         50,146          22,038          54,763          (1,538)
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................            991          49,169          20,911          71,520          26,003
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............          7,707         126,194          71,348         124,245         130,684

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................          1,043           1,468          (1,052)          6,069          22,518
    Net realized gain (loss) on investments .....            861           5,066           5,704          30,614          42,644
    Net unrealized appreciation (depreciation)
      of investments ............................           (880)         (9,606)         54,916          54,213           6,404
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................          1,024          (3,072)         59,568          90,896          71,566

  Changes from principal transactions:
    Purchase payments ...........................             77          33,542          56,281          94,650           8,846
    Contract distributions and terminations .....         (1,399)        (13,124)        (11,518)        (11,971)        (21,244)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................           (325)         (6,161)         21,844          26,607          (8,510)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --               1               3               2               3
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         (1,647)         14,258          66,610         109,288         (20,905)
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................           (623)         11,186         126,178         200,184          50,661
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............         $7,084        $137,380        $197,526        $324,429        $181,345
                                                     ============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 12



                                              GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         MID-CAP         CAPITAL                          TOTAL
                                                         GROWTH          GROWTH         RESEARCH         RETURN          GROWTH
                                                        DIVISION        DIVISION        DIVISION        DIVISION        DIVISION
                                                     ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................        $20,361         $44,922         $34,402         $26,231         $23,178
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................          3,991           2,904          10,068           9,099           4,697
    Net realized gain (loss) on investments .....            899             911             972             185            (807)
    Net unrealized appreciation (depreciation)
      of investments ............................          6,574           7,679          16,878           1,028          15,417
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         11,464          11,494          27,918          10,312          19,307

  Changes from principal transactions:
    Purchase payments ...........................         66,121         105,760         167,295         156,492          77,977
    Contract distributions and terminations .....         (3,065)         (7,503)         (6,740)         (7,889)         (3,834)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         21,962          24,270          60,643          42,666          26,430
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....              1               7              11              23              10
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         85,019         122,534         221,209         191,292         100,583
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................         96,483         134,028         249,127         201,604         119,890
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............        116,844         178,950         283,529         227,835         143,068

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         40,271          18,209           2,922           8,500           6,048
    Net realized gain (loss) on investments .....         27,166           3,969           2,750             531          46,796
    Net unrealized appreciation (depreciation)
      of investments ............................        122,970          50,167          99,090          (4,991)        324,922
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................        190,407          72,345         104,762           4,040         377,766

  Changes from principal transactions:
    Purchase payments ...........................        167,461         158,765         232,103         191,000         444,759
    Contract distributions and terminations .....        (15,116)        (16,970)        (24,594)        (22,055)        (28,748)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         79,613          37,151          40,954          54,551         268,657
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....              6               5               6               9               8
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        231,964         178,951         248,469         223,505         684,676
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................        422,371         251,296         353,231         227,545       1,062,442
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............       $539,215        $430,246        $636,760        $455,380      $1,205,510
                                                     ============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 13



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                   SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                                                                          PIMCO          PIMCO
                                                          GLOBAL                                          HIGH         STOCKSPLUS
                                                           FIXED        DEVELOPING        GROWTH          YIELD        GROWTH AND
                                                          INCOME          WORLD        OPPORTUNITIES      BOND           INCOME
                                                         DIVISION       DIVISION(a)     DIVISION(a)    DIVISION(c)     DIVISION(b)
                                                       ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................           $206              --              --              --              --
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................            174            $(22)            $(8)           $817            $814
    Net realized gain (loss) on investments .....            216            (266)           (235)           (318)            (97)
    Net unrealized appreciation (depreciation)
      of investments ............................             --             149             349             (18)          4,255
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................            390            (139)            106             481           4,972

  Changes from principal transactions:
    Purchase payments ...........................          5,820           2,757           4,097          32,399          29,368
    Contract distributions and terminations .....           (219)            (34)            (45)           (912)           (361)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................          3,331           1,928             (27)         14,150          17,822
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --               1
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............          8,932           4,651           4,025          45,637          46,830
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................          9,322           4,512           4,131          46,118          51,802
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............          9,528           4,512           4,131          46,118          51,802

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................             81           1,125             193           6,684          16,907
    Net realized gain (loss) on investments .....           (939)          2,134             732            (974)          4,397
    Net unrealized appreciation (depreciation)
      of investments ............................           (662)          7,506             111          (4,721)          1,944
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         (1,520)         10,765           1,036             989          23,248

  Changes from principal transactions:
    Purchase payments ...........................         10,947          14,639           1,833          73,017         122,580
    Contract distributions and terminations .....         (1,341)           (740)           (256)         (6,247)         (5,161)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................          3,644          22,497             (81)         32,181          28,758
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --               1               3
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         13,250          36,396           1,496          98,952         146,180
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................         11,730          47,161           2,532          99,941         169,428
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............        $21,258         $51,673          $6,663        $146,059        $221,230
                                                       ===========================================================================


(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 14



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                   SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                                          SMITH          SMITH            SMITH          SMITH
                                                                          BARNEY         BARNEY           BARNEY         BARNEY
                                                                           HIGH         LARGE CAP      INTERNATIONAL     MONEY
                                                        APPRECIATION      INCOME         VALUE            EQUITY         MARKET
                                                          DIVISION       DIVISION       DIVISION         DIVISION       DIVISION
                                                       ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................           $263            $209            $215             $96            $181
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................             30              36              14              (3)             14
    Net realized gain (loss) on investments .....              3               8               2              (1)             --
    Net unrealized appreciation (depreciation)
      of investments ............................             52             (66)              3              (2)             --
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................             85             (22)             19              (6)             14

  Changes from principal transactions:
    Purchase payments ...........................            595             530             429             178             565
    Contract distributions and terminations .....            (21)            (15)             (5)             (4)            (25)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................             52             104              43              62            (417)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --              --
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............            626             619             467             236             123
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................            711             597             486             230             137
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............            974             806             701             326             318

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................              7              43              19              (4)              8
    Net realized gain (loss) on investments .....             23             (48)             10              20              --
    Net unrealized appreciation (depreciation)
      of investments ............................             76              10             (47)            214              --
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................            106               5             (18)            230               8

  Changes from principal transactions:
    Purchase payments ...........................             40               3              42              18             210
    Contract distributions and terminations .....           (149)            (77)            (59)             (5)            (11)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................             12            (190)            (23)            (32)             54
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --              --
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............            (97)           (264)            (40)            (19)            253
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................              9            (259)            (58)            211             261
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............           $983            $547            $643            $537            $579
                                                       ===========================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 15



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)


                                                                                                                HIGH
                                                      INTERNATIONAL     ASSET                   GROWTH &      QUALITY
                                                          EQUITY      ALLOCATION     EQUITY      INCOME         BOND
                                                         DIVISION     DIVISION(e)  DIVISION(e)  DIVISION(d)  DIVISION(f)  COMBINED
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 .....................       $1,981            --           --           --           --    $1,604,271
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ..................         (179)           --           --           --           --       125,356
    Net realized gain (loss) on investments .......         (556)           --           --           --           --        22,265
    Net unrealized appreciation (depreciation)
      of investments ..............................        1,647            --           --           --           --        39,447
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ...................          912            --           --           --           --       187,068

  Changes from principal transactions:
    Purchase payments .............................       41,775            --           --           --           --     1,536,754
    Contract distributions and terminations .......         (940)           --           --           --           --      (247,928)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .........................        6,037            --           --           --           --       237,766
    Addition to assets retained in the Account by
     Golden American Life Insurance Company .......           --            --           --           --           --           274
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .................       46,872            --           --           --           --     1,526,866
                                                     -------------------------------------------------------------------------------
  Total increase (decrease) .......................       47,784            --           --           --           --     1,713,934
                                                     -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 .................       49,765            --           --           --           --     3,318,205

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ..................          (48)           $2           $7           $1           --       255,284
    Net realized gain (loss) on investments .......       30,975            --           --           --          $(1)      235,776
    Net unrealized appreciation (depreciation)
      of investments ..............................       24,199             1            5            2           --       828,093
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ...................       55,126             3           12            3           (1)    1,319,153

  Changes from principal transactions:
    Purchase payments .............................       55,479           127          281           98          127     2,706,971
    Contract distributions and terminations .......       (3,729)           --           --           --           (4)     (545,597)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .........................       18,928             3            4            6          (95)      644,573
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ......           --            --           --           --           --           106
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .................       70,678           130          285          104           28     2,806,053
                                                     -------------------------------------------------------------------------------
  Total increase (decrease) .......................      125,804           133          297          107           27     4,125,206
                                                     -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 .................     $175,569          $133         $297         $107          $27    $7,443,411
                                                     ===============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 16

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1999, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1999 include DVA 100, DVA Series 100, DVA Plus, Access, Premium Plus, ESII, and Value. During 1999, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1999, the Account had, under GoldenSelect Contracts, thirty-one investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income (formerly Multiple Allocation), Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth (formerly Growth & Income), Research, Total Return, Growth (formerly Value + Growth), Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, PIMCO Variable Insurance Trust, Greenwich Street Series Fund Inc., Travelers Series Fund Inc., Warburg Pincus Trust, or The Galaxy VIP Fund (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:

   Equi-Select Series Trust                  The GCG Trust
     Investment Division                   Investment Division
-------------------------------  ----------------------------------------------

International Fixed Income           Global Fixed Income
OTC                                  Mid-Cap Growth
Research                             Research
Total Return                         Total Return
Value + Growth                       Growth (formerly Value + Growth)
Growth & Income                      Capital Growth (formerly Growth & Income)

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES

DVA Plus, Access, and the Premium Plus each have three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

    SERIES                                                       ANNUAL RATES
    ---------                                                    ------------
    DVA 80..................................................          0.80%
    DVA 100.................................................          0.90
    DVA Series 100..........................................          1.25
    DVA Plus - Standard.....................................          1.10
    DVA Plus - Annual Ratchet...............................          1.25
    DVA Plus - 5.5% Solution................................          1.25
    DVA Plus - 7% Solution..................................          1.40
    Access - Standard.......................................          1.25
    Access - Annual Ratchet.................................          1.40
    Access - 5.5% Solution..................................          1.40
    Access - 7% Solution....................................          1.55
    Premium Plus - Standard.................................          1.25
    Premium Plus - Annual Ratchet...........................          1.40
    Premium Plus - 5.5% Solution............................          1.40
    Premium Plus - 7% Solution..............................          1.55
    ESII....................................................          1.25
    Granite PrimElite - Standard............................          1.10
    Granite PrimElite - Annual Ratchet......................          1.25
    Value...................................................          0.75

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES: An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II and Value contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA Plus, Premium Plus, ES II, Value, and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.


      Complete Years Elapsed
      Since Premium Payment                                              Surrender Charge
--------------------------------------------------------------------------------------------------------------------------------
                                      DVA PLUS        PREMIUM PLUS          ES II              VALUE         GRANITE PRIMELITE
                                      --------        ------------          -----              -----         -----------------
              0.............              7%               8%                 8%                 6%                  7%
              1.............              7                8                  7                  6                   7
              2.............              6                8                  6                  6                   6
              3.............              5                8                  5                  5                   5
              4.............              4                7                  4                  4                   4
              5.............              3                6                  3                  3                   3
              6.............              1                5                  2                  1                   1
              7.............             --                3                  1                 --                  --
              8.............             --                1                 --                 --                  --
              9+............             --               --                 --                 --                  --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                         YEAR ENDED DECEMBER 31
                                                              --------------------------------------------
                                                                      1999                    1998
                                                              --------------------     -------------------
                                                                         (DOLLARS IN THOUSANDS)

Balance at beginning of year............................                $9,003                 $17,009
Sales load advanced.....................................                   105                     274
Amortization of deferred sales load and premium tax.....                (6,015)                 (8,280)
                                                              --------------------     -------------------
Balance at end of year..................................                $3,093                  $9,003
                                                              ====================     ===================

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                     YEAR ENDED DECEMBER 31
                                                                ----------------------------------------------------------------
                                                                            1999                              1998
                                                                ----------------------------     -------------------------------
                                                                  PURCHASES       SALES              PURCHASES         SALES
                                                                ----------------------------     -------------------------------
                                                                                     (DOLLARS IN THOUSANDS)
The GCG Trust:
     Liquid Asset Series..................................       $1,632,496    $1,285,868              $570,537        $452,115
     Limited Maturity Bond Series.........................           81,290        30,122                71,742          22,970
     Hard Assets Series...................................           41,433        38,490                17,730          17,975
     All-Growth Series....................................           46,095        36,607                16,647          13,146
     Real Estate Series...................................           20,497        27,401                29,007          13,733
     Fully Managed Series.................................           68,756        23,879                83,688           7,148
     Equity Income Series.................................           70,767        43,280                52,037          32,159
     Capital Appreciation Series..........................          148,975        33,036                83,259          17,034
     Rising Dividends Series..............................          261,711        22,554               270,955           7,361
     Emerging Markets Series..............................            9,244        12,838                 2,644           7,107
     Market Manager Series................................            1,084         1,813                   342             292
     Value Equity Series..................................           43,808        28,137                58,297           6,136
     Strategic Equity Series..............................           90,233        24,704                31,008           5,375
     Small Cap Series.....................................          225,813       110,509                63,182           9,735
     Managed Global Series................................          178,228       176,669                41,119          39,355
     Mid-Cap Growth Series................................          391,543       119,357                97,494           8,444
     Capital Growth Series................................          220,384        23,307               132,350           6,850
     Research Series......................................          270,703        19,426               237,915           6,540
     Total Return Series..................................          236,379         4,467               202,032           1,560
     Growth Series........................................          860,731       170,066               119,241          13,912
     Global Fixed Income Series...........................           26,185        12,857                14,270           5,161
     Developing World Series..............................           58,318        20,799                 7,293           2,662
     Growth Opportunities Series..........................            7,288         5,600                 7,214           3,196
PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio......................          124,005        18,385                52,726           6,256
     PIMCO StocksPLUS Growth and Income Portfolio.........          188,819        25,749                49,898           2,237
Greenwich Street Series Fund Inc.:
     Appreciation Portfolio...............................              111           202                   739              82
Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio...................               98           320                   878             222
     Smith Barney Large Cap Value Portfolio...............              167           189                   513              32
     Smith Barney International Equity Portfolio..........               44            67                   245              12
     Smith Barney Money Market Portfolio..................              483           222                   630             494
Warburg Pincus Trust:
     International Equity Portfolio.......................          696,223       625,613               370,938         324,226
The Galaxy VIP Fund:
     Asset Allocation Portfolio...........................              141             9                    --              --
     Equity Portfolio.....................................              292            --                    --              --
     Growth & Income Portfolio............................              105            --                    --              --
     High Quality Bond Portfolio..........................              127            99                    --              --
                                                                ----------------------------------------------------------------
COMBINED..................................................       $6,002,576    $2,942,641            $2,686,570      $1,033,527
                                                                ================================================================



                                                                 20

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new
Contract). All of the purchases transactions for the Market Manager Division resulted from such updates.

                                                                                 YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------------------------------
                                                                      1999                                     1998
                                                       ----------------------------------       ----------------------------------
                                                           PURCHASES          SALES                PURCHASES           SALES
                                                       ----------------------------------       ----------------------------------
Liquid Asset Division............................          124,478,649       101,109,842            46,713,872       38,496,936
Limited Maturity Bond Division...................            6,043,778         3,110,174             5,263,273        2,390,944
Hard Assets Division.............................            2,900,594         2,714,660             1,390,271        1,503,254
All-Growth Division..............................            1,593,344         2,299,652             1,876,296        1,557,867
Real Estate Division.............................            1,107,500         1,561,932             1,269,259        1,003,769
Fully Managed Division...........................            3,844,658         2,421,187             4,432,536        1,393,191
Equity Income Division...........................            4,105,827         3,799,977             2,439,316        2,628,892
Capital Appreciation Division....................            6,021,915         3,037,582             3,704,327        1,712,022
Rising Dividends Division........................           12,519,925         3,029,038            13,285,423        1,798,264
Emerging Markets Division........................            1,467,567         1,902,732               737,697        1,279,884
Market Manager Division..........................                  435            75,755                16,579           26,443
Value Equity Division............................            2,852,986         2,154,579             3,639,566          936,377
Strategic Equity Division........................            6,344,054         2,305,045             2,329,825          828,876
Small Cap Division...............................           14,347,399         8,174,181             5,737,867        1,727,666
Managed Global Division..........................            9,633,015        10,824,049             3,637,963        3,808,355
Mid-Cap Growth Division..........................           14,316,514         5,846,579             5,201,859        1,073,702
Capital Growth Division..........................           12,561,878         2,575,149             8,700,243        1,061,928
Research Division................................           12,204,579         1,771,319            11,776,149        1,145,700
Total Return Division............................           13,447,324           976,323            11,841,572          542,519
Growth Division..................................           46,544,853        13,013,005             8,862,606        1,834,396
Global Fixed Income Division.....................            2,406,215         1,322,576             1,199,981          486,199
Developing World Division........................            6,615,294         2,774,781             1,034,819          414,729
Growth Opportunities Division....................              726,528           570,950               801,993          373,469
PIMCO High Yield Bond Division...................           12,707,468         2,989,676             5,575,890          995,489
PIMCO StocksPLUS Growth and
   Income Division...............................           15,418,741         3,191,901             5,235,676          567,893
Appreciation Division............................                5,856            11,558                45,518            5,062
Smith Barney High Income Division................                3,730            23,271                59,777           15,706
Smith Barney Large Cap Value Division............                6,907             9,522                25,818            1,496
Smith Barney International Equity Division.......                2,838             2,934                13,627              659
Smith Barney Money Market Division...............               40,398            19,082                55,074           43,687
International Equity Division....................           63,405,114        56,947,666            34,755,360       31,779,305
Asset Allocation Division........................               13,289               844                    --               --
Equity Division..................................               26,039               835                    --               --
Growth & Income Division.........................               11,266             1,139                    --               --
High Quality Bond Division.......................               12,671             9,915                    --               --
                                                       ----------------------------------       ----------------------------------
COMBINED.........................................          397,739,148       240,579,410           191,660,032      101,434,679
                                                       ==================================       ==================================

NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American for charges and fees at December 31, 1999 consisted of the following:

                                                          LIMITED
                                           LIQUID         MATURITY         HARD           ALL-             REAL             FULLY
                                            ASSET           BOND          ASSETS         GROWTH           ESTATE           MANAGED
                                          DIVISION        DIVISION       DIVISION       DIVISION         DIVISION         DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $506,425        $133,838        $30,475        $47,531         $41,701          $197,026
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          15,901          20,765          7,443         47,182          29,154            68,682
Net unrealized appreciation
   (depreciation) of investments...              --          (4,202)         1,011         51,150         (15,178)            1,510
                                        --------------------------------------------------------------------------------------------
                                           $522,326        $150,401        $38,929       $145,863         $55,677          $267,218
                                        ============================================================================================

                                            EQUITY        CAPITAL          RISING        EMERGING         MARKET           VALUE
                                            INCOME      APPRECIATION      DIVIDENDS      MARKETS          MANAGER          EQUITY
                                           DIVISION       DIVISION        DIVISION       DIVISION        DIVISION         DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $138,807        $225,256       $624,736        $43,209            $595          $123,500
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         158,214         124,915         49,066        (15,866)          3,964            20,094
Net unrealized appreciation
   (depreciation) of investments...         (25,737)         51,796        139,292          8,129           2,525            (6,214)
                                        --------------------------------------------------------------------------------------------
                                           $271,284        $401,967       $813,094        $35,472          $7,084          $137,380
                                        ============================================================================================

                                           STRATEGIC        SMALL          MANAGED       MID-CAP           CAPITAL
                                            EQUITY           CAP           GLOBAL         GROWTH            GROWTH         RESEARCH
                                           DIVISION        DIVISION       DIVISION       DIVISION          DIVISION        DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $128,188        $212,831        $69,455       $335,683           $341,923       $502,872
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          12,978          36,216         85,339         73,201             29,228         17,532
Net unrealized appreciation
   (depreciation) of investments...          56,360          75,382         26,551        130,331             59,095        116,356
                                        --------------------------------------------------------------------------------------------
                                           $197,526        $324,429       $181,345       $539,215           $430,246       $636,760
                                        ============================================================================================

                                                                                                                            PIMCO
                                                                           GLOBAL                                           HIGH
                                             TOTAL                          FIXED       DEVELOPING         GROWTH           YIELD
                                            RETURN          GROWTH         INCOME          WORLD        OPPORTUNITIES        BOND
                                           DIVISION        DIVISION       DIVISION       DIVISION         DIVISION        DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $439,911        $809,489        $22,390        $41,047            $5,521        $144,589
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          19,020          57,112           (460)         2,971               682           6,209
Net unrealized appreciation
   (depreciation) of investments...          (3,551)        338,909           (672)         7,655               460          (4,739)
                                        --------------------------------------------------------------------------------------------
                                           $455,380      $1,205,510        $21,258        $51,673            $6,663        $146,059
                                        ============================================================================================



                                                                 22


                                              PIMCO                            SMITH         SMITH           SMITH          SMITH
                                            STOCKSPLUS                         BARNEY        BARNEY          BARNEY         BARNEY
                                            GROWTH AND                          HIGH        LARGE CAP    INTERNATIONAL      MONEY
                                              INCOME         APPRECIATION      INCOME         VALUE          EQUITY         MARKET
                                             DIVISION          DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                         -------------------------------------------------------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
Unit transactions...................          $193,010             $785          $561           $636             $318          $557
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments.......            22,021               79            39             44               12            22
Net unrealized appreciation
   (depreciation) of investments....             6,199              119           (53)           (37)             207            --
                                         -------------------------------------------------------------------------------------------
                                              $221,230             $983          $547           $643             $537          $579
                                         ===========================================================================================

                                           INTERNATIONAL        ASSET                       GROWTH &     HIGH QUALITY
                                              EQUITY          ALLOCATION      EQUITY         INCOME          BOND
                                             DIVISION          DIVISION      DIVISION       DIVISION       DIVISION      COMBINED
                                         -------------------------------------------------------------------------------------------
                                                                             (DOLLARS IN THOUSANDS)
Unit transactions...................          $119,555             $130          $285           $104           $28        $5,482,967
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments.......            30,261                2             7              1            (1)          922,029
Net unrealized appreciation
   (depreciation) of investments....            25,753                1             5              2            --         1,038,415
                                         -------------------------------------------------------------------------------------------
                                              $175,569             $133          $297           $107           $27        $7,443,411
                                         ===========================================================================================

NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding, by Contract type, as of December 31, 1999 follows:

                                                                                                    UNIT             EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

LIQUID ASSET
Currently payable annuity products:
   DVA 80.................................................................              2,484      $15.78                 $39
   DVA 100................................................................              3,692       15.44                  57
Contracts in accumulation period:
   DVA 80.................................................................            428,664       15.78               6,766
   DVA 100................................................................          2,108,284       15.44              32,553
   DVA Series 100.........................................................             65,836       14.85                 978
   DVA Plus - Standard....................................................            683,989       15.04              10,287
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................         13,701,797       14.79             202,706
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          7,668,618       14.55             111,594
   Access - 7% Solution, Premium Plus - 7% Solution.......................         11,002,421       14.29             157,230
   Value..................................................................              7,391       15.61                 116
                                                                                                             -------------------
                                                                                                                      522,326



                                                                 23



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

LIMITED MATURITY BOND
Currently payable annuity products:
   DVA 80.................................................................              5,775      $17.82                $103
   DVA 100................................................................             13,160       17.44                 229
Contracts in accumulation period:
   DVA 80.................................................................             55,752       17.82                 994
   DVA 100................................................................          1,611,603       17.44              28,100
   DVA Series 100.........................................................             15,728       16.77                 264
   DVA Plus - Standard....................................................            279,468       17.00               4,751
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,938,050       16.72              49,127
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,835,680       16.45              30,192
   Access - 7% Solution, Premium Plus - 7% Solution.......................          2,267,799       16.15              36,630
   Value..................................................................                655       17.65                  11
                                                                                                             -------------------
                                                                                                                      150,401
HARD ASSETS
Currently payable annuity products:
   DVA 80.................................................................                 64       18.54                   1
   DVA 100................................................................              4,504       18.13                  82
Contracts in accumulation period:
   DVA 80.................................................................             47,623       18.54                 883
   DVA 100................................................................            442,621       18.13               8,025
   DVA Series 100.........................................................             21,674       17.44                 378
   DVA Plus - Standard....................................................            112,564       17.66               1,988
   DVA Plus - Annual Ratchet & 5.5% Solution, Access-
     Standard, Premium Plus - Standard, ES II.............................            355,052       17.37               6,168
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            696,931       17.09              11,909
   Access - 7% Solution, Premium Plus - 7% Solution.......................            565,255       16.78               9,486
   Value..................................................................                497       18.33                   9
                                                                                                             -------------------
                                                                                                                       38,929





                                                                 24



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)
ALL-GROWTH
Currently payable annuity products:
   DVA 100................................................................             10,034      $33.33                $334
Contracts in accumulation period:
   DVA 80.................................................................             30,780       34.07               1,049
   DVA 100................................................................          1,659,536       33.33              55,306
   DVA Series 100.........................................................             17,272       32.06                 554
   DVA Plus - Standard....................................................            177,295       32.46               5,755
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            680,978       31.93              21,744
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,363,281       31.41              42,819
   Access - 7% Solution, Premium Plus - 7% Solution.......................            593,365       30.85              18,302
                                                                                                             -------------------
                                                                                                                      145,863
REAL ESTATE
Currently payable annuity products:
   DVA 80.................................................................                337       22.00                   7
   DVA 100................................................................              4,675       21.52                 101
Contracts in accumulation period:
   DVA 80.................................................................             17,562       22.00                 387
   DVA 100................................................................            698,949       21.52              15,043
   DVA Series 100.........................................................              7,595       20.70                 157
   DVA Plus - Standard....................................................            136,122       20.96               2,854
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            534,577       20.62              11,024
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            742,363       20.28              15,059
   Access - 7% Solution, Premium Plus - 7% Solution.......................            554,454       19.92              11,045
                                                                                                             -------------------
                                                                                                                       55,677
FULLY MANAGED
Currently payable annuity products:
   DVA 80.................................................................              1,025       23.10                  24
   DVA 100................................................................             42,440       22.59                 959
Contracts in accumulation period:
   DVA 80.................................................................             55,124       23.10               1,273
   DVA 100................................................................          2,723,900       22.59              61,541
   DVA Series 100.........................................................             28,071       21.73                 610
   DVA Plus - Standard....................................................            549,088       22.01              12,084
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,546,588       21.65              55,126
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,304,306       21.29              70,358
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,118,319       20.91              65,207
   Value..................................................................              1,564       22.85                  36
                                                                                                             -------------------
                                                                                                                      267,218



                                                                 25



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT             EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)
EQUITY INCOME
Currently payable annuity products:
   DVA 80.................................................................             10,512      $22.91                $241
   DVA 100................................................................             54,038       22.41               1,211
Contracts in accumulation period:
   DVA 80.................................................................            217,136       22.91               4,975
   DVA 100................................................................          4,960,030       22.41             111,166
   DVA Series 100.........................................................             52,427       21.56               1,130
   DVA Plus - Standard....................................................            381,468       21.83               8,327
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,014,453       21.47              43,259
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,523,887       21.12              53,311
   Access - 7% Solution, Premium Plus - 7% Solution.......................          2,294,950       20.74              47,606
   Value..................................................................              2,555       22.66                  58
                                                                                                             -------------------
                                                                                                                      271,284
CAPITAL APPRECIATION
Currently payable annuity products:
   DVA 100................................................................             34,146       31.01               1,059
Contracts in accumulation period:
   DVA 80.................................................................             54,304       31.50               1,710
   DVA 100................................................................          3,000,104       31.01              93,047
   DVA Series 100.........................................................             29,781       30.18                 899
   DVA Plus - Standard....................................................            431,150       30.46              13,132
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,412,721       30.11              72,649
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,839,680       29.77             114,290
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,574,164       29.38             104,999
   Value..................................................................              5,832       31.26                 182
                                                                                                             -------------------
                                                                                                                      401,967
RISING DIVIDENDS
Currently payable annuity products:
   DVA 80.................................................................              2,751       26.79                  74
   DVA 100................................................................             11,516       26.46                 305
Contracts in accumulation period:
   DVA 80.................................................................             45,744       26.79               1,225
   DVA 100................................................................          3,156,396       26.46              83,505
   DVA Series 100.........................................................             62,149       25.88               1,608
   DVA Plus - Standard....................................................          1,251,144       26.07              32,623
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          7,496,161       25.83             193,646
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........         10,160,317       25.59             260,024
   Access - 7% Solution, Premium Plus - 7% Solution.......................          9,473,482       25.31             239,807
   Value..................................................................             10,416       26.62                 277
                                                                                                             -------------------
                                                                                                                      813,094




                                                                 26



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

EMERGING MARKETS
Currently payable annuity products:
   DVA 100................................................................             20,476      $12.18                $249
Contracts in accumulation period:
   DVA 80.................................................................             66,912       12.34                 826
   DVA 100................................................................          1,114,771       12.18              13,583
   DVA Series 100.........................................................             19,565       11.92                 233
   DVA Plus - Standard....................................................            359,966       12.01               4,323
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            272,783       11.90               3,246
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,053,099       11.79              12,412
   Access - 7% Solution, Premium Plus - 7% Solution.......................             51,466       11.66                 600
                                                                                                             -------------------
                                                                                                                       35,472
MARKET MANAGER
Contracts in accumulation period:
   DVA 100................................................................            265,157       27.61               7,320
                                                                                                             -------------------
                                                                                                                        7,320
VALUE EQUITY
Currently payable annuity products:
   DVA 80.................................................................                353       18.67                   7
   DVA 100................................................................              8,027       18.49                 148
Contracts in accumulation period:
   DVA 80.................................................................             16,820       18.67                 314
   DVA 100................................................................            642,103       18.49              11,870
   DVA Series 100.........................................................             13,030       18.16                 237
   DVA Plus - Standard....................................................            433,555       18.28               7,924
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          1,825,971       18.14              33,129
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,709,066       18.01              48,787
   Access - 7% Solution, Premium Plus - 7% Solution.......................          1,956,244       17.84              34,902
   Value..................................................................              3,333       18.58                  62
                                                                                                             -------------------
                                                                                                                      137,380
STRATEGIC EQUITY
Currently payable annuity products:
   DVA 100................................................................             31,558       22.27                 703
Contracts in accumulation period:
   DVA 80.................................................................             18,395       22.46                 413
   DVA 100................................................................            387,984       22.27               8,642
   DVA Series 100.........................................................              6,159       21.94                 135
   DVA Plus - Standard....................................................            455,696       22.06              10,053
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,450,796       21.92              53,725
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,655,079       21.78              57,835
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,050,564       21.61              65,934
   Value..................................................................              3,862       22.37                  86
                                                                                                             -------------------
                                                                                                                      197,526



                                                                 27



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

SMALL CAP
Currently payable annuity products:
   DVA 100................................................................              3,735      $23.19                 $87
Contracts in accumulation period:
   DVA 80.................................................................             21,044       23.38                 492
   DVA 100................................................................            502,932       23.19              11,664
   DVA Series 100.........................................................             14,018       22.87                 320
   DVA Plus - Standard....................................................            453,438       22.96              10,411
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,053,919       22.82             115,340
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          4,514,345       22.68             102,399
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,698,983       22.55              83,400
   Value..................................................................             13,606       23.28                 316
                                                                                                             -------------------
                                                                                                                      324,429
MANAGED GLOBAL
Currently payable annuity products:
   DVA 100................................................................             11,683       24.68                 288
Contracts in accumulation period:
   DVA 80.................................................................             33,553       25.04                 840
   DVA 100................................................................          2,703,999       24.68              66,747
   DVA Series 100.........................................................             38,870       24.08                 936
   DVA Plus - Standard....................................................            605,044       24.23              14,658
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            676,401       23.97              16,211
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,306,922       23.71              78,402
   Access - 7% Solution, Premium Plus - 7% Solution.......................            139,357       23.42               3,263
                                                                                                             -------------------
                                                                                                                      181,345
MID-CAP GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              5,425       40.92                 222
   DVA 100................................................................            328,684       40.50              13,310
   DVA Series 100.........................................................              9,549       39.75                 380
   DVA Plus - Standard....................................................            287,598       39.97              11,494
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,873,150       39.59             192,951
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,717,260       39.34             146,221
   Granite PrimElite - Standard...........................................              3,692       39.97                 148
   Granite PrimElite - Annual Ratchet.....................................             27,138       39.59               1,075
   Access - 7% Solution, Premium Plus - 7% Solution.......................          4,433,019       39.02             172,992
   Value..................................................................             10,373       40.71                 422
                                                                                                             -------------------
                                                                                                                      539,215



                                                                 28



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

CAPITAL GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              3,348      $21.54                 $72
   DVA 100................................................................            390,759       21.38               8,354
   DVA Series 100.........................................................             11,902       21.10                 251
   DVA Plus - Standard....................................................            598,663       21.18              12,678
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,870,532       21.06             123,629
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          6,210,698       20.94             130,038
   Access - 7% Solution, Premium Plus - 7% Solution.......................          7,450,249       20.82             155,103
   Value..................................................................              5,650       21.46                 121
                                                                                                             -------------------
                                                                                                                      430,246

RESEARCH
Contracts in accumulation period:
   DVA 80.................................................................              6,633       28.93                 192
   DVA 100................................................................            431,562       28.62              12,353
   DVA Series 100.........................................................             18,345       28.10                 515
   DVA Plus - Standard....................................................            565,925       28.25              15,988
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          6,431,948       28.04             180,345
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          7,240,463       27.80             201,318
   Granite PrimElite - Standard...........................................              2,544       28.25                  72
   Granite PrimElite - Annual Ratchet.....................................             37,387       28.04               1,048
   Access - 7% Solution, Premium Plus - 7% Solution.......................          8,143,207       27.58             224,622
   Value..................................................................             10,661       28.78                 307
                                                                                                             -------------------
                                                                                                                      636,760

TOTAL RETURN
Contracts in accumulation period:
   DVA 80.................................................................              9,043       18.64                 168
   DVA 100................................................................            399,197       18.44               7,361
   DVA Series 100.........................................................              5,119       18.10                  93
   DVA Plus - Standard....................................................            831,642       18.20              15,135
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          8,274,089       18.06             149,429
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          6,739,205       17.91             120,710
   Granite PrimElite - Standard...........................................              4,770       18.20                  87
   Granite PrimElite - Annual Ratchet.....................................             33,383       18.06                 603
   Access - 7% Solution, Premium Plus - 7% Solution.......................          9,101,947       17.77             161,738
   Value..................................................................              3,045       18.54                  56
                                                                                                             -------------------
                                                                                                                      455,380



                                                                 29



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

GROWTH
Contracts in accumulation period:
   DVA 80.................................................................             47,480      $29.27              $1,390
   DVA 100................................................................            818,663       29.05              23,785
   DVA Series 100.........................................................             28,942       28.67                 830
   DVA Plus - Standard....................................................            758,379       28.78              21,827
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................         14,289,972       28.62             408,990
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........         11,168,535       28.46             317,801
   Access - 7% Solution, Premium Plus - 7% Solution.......................         15,200,894       28.29             430,081
   Value..................................................................             27,642       29.16                 806
                                                                                                             -------------------
                                                                                                                    1,205,510
GLOBAL FIXED INCOME
Contracts in accumulation period:
   DVA 100................................................................             24,119       12.04                 291
   DVA Plus - Standard....................................................             35,081       11.88                 417
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            753,003       11.79               8,880
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            382,609       11.70               4,475
   Access - 7% Solution, Premium Plus - 7% Solution.......................            619,047       11.60               7,183
   Value..................................................................                982       12.11                  12
                                                                                                             -------------------
                                                                                                                       21,258
DEVELOPING WORLD
Contracts in accumulation period:
   DVA 80.................................................................                390       11.74                   5
   DVA 100................................................................             21,139       11.70                 247
   DVA Series 100.........................................................             27,991       11.64                 326
   DVA Plus - Standard....................................................                683       11.62                   8
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,133,907       11.61              24,775
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            926,115       11.58              10,722
   Access - 7% Solution, Premium Plus - 7% Solution.......................          1,344,878       11.54              15,526
   Value..................................................................              5,500       11.72                  64
                                                                                                             -------------------
                                                                                                                       51,673
GROWTH OPPORTUNITIES
Contracts in accumulation period:
   DVA 100................................................................             12,750       11.52                 147
   DVA Plus - Standard....................................................              9,739       11.47                 112
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            215,681       11.44               2,466
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            142,128       11.40               1,621
   Access - 7% Solution, Premium Plus - 7% Solution.......................            203,804       11.37               2,317
                                                                                                             -------------------
                                                                                                                        6,663



                                                                 30



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

PIMCO HIGH YIELD BOND
Contracts in accumulation period:
   DVA 80.................................................................              1,147      $10.34                 $12
   DVA 100................................................................            151,044       10.31               1,557
   DVA Series 100.........................................................                951       10.25                  10
   DVA Plus - Standard....................................................            400,821       10.27               4,115
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,053,973       10.24              51,749
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,194,935       10.21              32,631
   Access - 7% Solution, Premium Plus - 7% Solution.......................          5,486,600       10.19              55,895
   Value..................................................................              8,722       10.33                  90
                                                                                                             -------------------
                                                                                                                      146,059
PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
   DVA 80.................................................................                651       13.26                   9
   DVA 100................................................................            116,144       13.22               1,535
   DVA Series 100.........................................................                292       13.14                   4
   DVA Plus - Standard....................................................            284,260       13.16               3,742
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,797,771       13.13              62,999
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          4,371,570       13.10              57,257
   Access - 7% Solution, Premium Plus - 7% Solution.......................          7,320,301       13.06              95,636
   Value..................................................................              3,634       13.24                  48
                                                                                                             -------------------
                                                                                                                      221,230
APPRECIATION
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................                711       18.47                  13
   Granite PrimElite - Annual Ratchet.....................................             52,802       18.36                 970
                                                                                                             -------------------
                                                                                                                          983
SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              5,981       13.84                  83
   Granite PrimElite - Annual Ratchet.....................................             33,782       13.74                 464
                                                                                                             -------------------
                                                                                                                          547
SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              4,123       19.11                  79
   Granite PrimElite - Annual Ratchet.....................................             29,721       18.98                 564
                                                                                                             -------------------
                                                                                                                          643
SMITH BARNEY INTERNATIONAL EQUITY
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              2,572       23.78                  61
   Granite PrimElite - Annual Ratchet.....................................             20,133       23.61                 476
                                                                                                             -------------------
                                                                                                                          537
SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             10,885       11.82                 129
   Granite PrimElite - Annual Ratchet.....................................             38,389       11.74                 450
                                                                                                             -------------------
                                                                                                                          579





                                                                 31



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
------------------------------------------------------------------------------- ------------------------------------------------
                                                                                                             (IN THOUSANDS)

INTERNATIONAL EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,666,041      $15.57             $72,629
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,959,322       15.59              30,538
   Access - 7% Solution, Premium Plus - 7% Solution.......................          4,663,701       15.50              72,274
   Value..................................................................              8,033       15.97                 128
                                                                                                             -------------------
                                                                                                                      175,569
ASSET ALLOCATION
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              4,460       10.70                  48
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........                832       10.70                   9
   Access - 7% Solution, Premium Plus - 7% Solution.......................              7,153       10.70                  76
                                                                                                             -------------------
                                                                                                                          133
EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              8,936       11.79                 105
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........             11,848       11.79                 140
   Access - 7% Solution, Premium Plus - 7% Solution.......................              4,420       11.78                  52
                                                                                                             -------------------
                                                                                                                          297

GROWTH & INCOME
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              8,512       10.55                  90
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........              1,122       10.55                  12
   Access - 7% Solution, Premium Plus - 7% Solution.......................                493       10.54                   5
                                                                                                             -------------------
                                                                                                                          107
HIGH QUALITY BOND
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              2,756        9.93                  27
                                                                                                             -------------------
                                                                                                                           27
                                                                                ---------------              -------------------
COMBINED..................................................................        340,258,685                      $7,443,647
                                                                                ===============              ===================



                                                                 32

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.
    (2) Schedules I, III, IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                       (DOLLARS IN THOUSANDS)

                                                                                                              BALANCE
                                                                                                                SHEET
   DECEMBER 31, 1999                                                             COST 1         VALUE          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and authorities..       $21,363       $21,103          $21,103
      Public utilities....................................................        53,754        51,315           51,315
      Corporate securities................................................       396,494       384,272          384,272
      Other asset-backed securities.......................................       207,044       203,577          203,577
      Mortgage-backed securities..........................................       179,397       175,054          175,054
                                                                           --------------------------------------------
      Total fixed maturities, available for sale..........................       858,052       835,321          835,321

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other.............        14,952        17,330           17,330

   Mortgage loans on real estate..........................................       100,087                        100,087
   Policy loans...........................................................        14,157                         14,157
   Short-term investments.................................................        80,191                         80,191
                                                                           ---------------                -------------
   Total investments......................................................    $1,067,439                     $1,047,086
                                                                           ===============                =============


Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.


                              SCHEDULE III
                    SUPPLEMENTARY INSURANCE INFORMATION
                          (DOLLARS IN THOUSANDS)

COLUMN A        COLUMN B     COLUMN C     COLUMN D    COLUMN E   COLUMN F
---------------------------------------------------------------------------
                                 FUTURE
                                 POLICY
                              BENEFITS,                   OTHER
                                LOSSES,                  POLICY
                 DEFERRED        CLAIMS                  CLAIMS  INSURANCE
                   POLICY           AND    UNEARNED         AND   PREMIUMS
              ACQUISITION          LOSS     REVENUE    BENEFITS        AND
SEGMENT             COSTS      EXPENSES     RESERVE     PAYABLE    CHARGES
---------------------------------------------------------------------------
                                                             POST-MERGER
---------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999:

Life insurance  $528,957    $1,033,701      $6,300         $8      $82,935

YEAR ENDED DECEMBER 31, 1998:

Life insurance   204,979       881,112       3,840         --       39,119

PERIOD OCTOBER 25, 1997 THROUGH
  DECEMBER 31, 1997:

Life insurance    12,752       505,304       1,189         10        3,834

                                                          POST-ACQUISITION
---------------------------------------------------------------------------
PERIOD JANUARY 1, 1997 THROUGH
  OCTOBER 24, 1997:

Life insurance       N/A           N/A         N/A        N/A       18,288



COLUMN A         COLUMN G    COLUMN H    COLUMN I   COLUMN J    COLUMN K
---------------------------------------------------------------------------

                                         AMORTIZA-
                             BENEFITS      TION OF
                              CLAIMS,     DEFERRED
                              LOSSES       POLICY
                   NET         AND         ACQUI-     OTHER
               INVESTMENT   SETTLEMENT     SITION   OPERATING   PREMIUMS
SEGMENT          INCOME      EXPENSES      COSTS    EXPENSES*    WRITTEN
---------------------------------------------------------------------------
                                                             POST-MERGER
---------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999:

Life insurance   $59,169    $182,221      $33,119   $(83,827)      --

YEAR ENDED DECEMBER 31, 1998:

Life insurance    42,485      96,968        5,148    (26,406)      --

PERIOD OCTOBER 25, 1997 THROUGH
  DECEMBER 31, 1997:

Life insurance     5,127       7,413          892      1,137       --

                                                          POST-ACQUISITION
---------------------------------------------------------------------------
PERIOD JANUARY 1, 1997 THROUGH
  OCTOBER 24, 1997:

Life insurance    21,656      19,401        1,674     20,234       --


* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.


                                                        SCHEDULE IV
                                                        REINSURANCE

COLUMN A                                         COLUMN B      COLUMN C
----------------------------------------------------------------------------

                                                              CEDED TO
                                                   GROSS        OTHER
                                                  AMOUNT      COMPANIES
----------------------------------------------------------------------------
AT DECEMBER 31, 1999:
    Life insurance in force.................  $225,000,000    $119,575,000
                                             ===============================

AT DECEMBER 31, 1998:
    Life insurance in force.................  $181,456,000    $111,552,000
                                             ===============================

AT DECEMBER 31, 1997:
    Life insurance in force.................  $149,842,000     $96,686,000
                                             ===============================


                                                        SCHEDULE IV
                                                        REINSURANCE

COLUMN A                                      COLUMN D        COLUMN E    COLUMN F
------------------------------------------------------------------------------------
                                                                         PERCENTAGE
                                               ASSUMED                    OF AMOUNT
                                            FROM OTHER        NET           ASSUMED
                                             COMPANIES      AMOUNT          TO NET
------------------------------------------------------------------------------------
AT DECEMBER 31, 1999:
    Life insurance in force.................      --     $105,425,000           --
                                            ========================================

AT DECEMBER 31, 1998:
    Life insurance in force.................      --      $69,904,000           --
                                            ========================================

AT DECEMBER 31, 1997:
    Life insurance in force.................      --      $53,156,000           --
                                            ========================================


Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

EXHIBITS

(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (2)

     (2)  Not Applicable

     (3) (a) Distribution Agreement between the Depositor and Directed Services, Inc. (2)
          (b)  Dealers Agreement (2)
          (c)  Organizational Agreement (2)
          (d)  (i)  Addendum to Organizational Agreement (2)
               (ii) Expense Reimbursement Agreement (2)
          (e)  Assignment Agreement for Organizational Agreement  (2)

     (4)  (a)  Deferred Variable Annuity Contract (2)
          (b)  Deferred Variable Annuity Certificate (2)
          (c)  Deferred Variable Annuity Contract 100 (2)
          (d)  Deferred Variable Annuity Certficate 100 (2)

     (5)  Individual Deferred Variable Annuity Application (2)

     (6) (a) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (12/28/93) (2)
         (b) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (03/01/95) (2)
         (c)  By-Laws of Golden American, dated (01/07/94) (2)
         (d) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (2)

     (7)  Not applicable

     (8)  (a) Participation Agreement between Golden American
               and PIMCO Variable Insurance Trust (2)
          (b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa  (1)
          (c) Service Agreement between Golden American and Directed
               Services, Inc. (1)
          (d) Asset Management Agreement between Golden American and ING Investment Management LLC (2)
          (e) Reciprocal Loan Agreement between Golden American and
               ING America Insurance Holdings, Inc. (2)
          (f) Revolving Note Payable between Golden American and
               SunTrust Bank (2)
          (g) Surplus Note, dated 12/17/96, between Golden American
               and Equitable of Iowa Companies
          (h) Surplus Note, dated 12/30/98, between Golden American
               and Equitable Life Insurance Company of Iowa
          (i) Surplus Note, dated 09/30/99, between Golden American
               and ING AIH
          (j) Surplus Note, dated 12/08/99, between Golden American and First Columbine Life Insurance Company (2)
          (k) Surplus Note, dated 12/30/99, between Golden American and Equitable of Iowa Companies (2)

    (9)   Opinion and Consent of Myles R. Tashman

    (10) (a)  Consent of Sutherland Asbill & Brennan LLP
         (b)  Consent of Ernst & Young LLP, Independent Auditors
         (c) Consent of Myles R. Tashman, incorporated in Item 9 of this Part C, together with the Opinion of Myles R. Tashman.

    (11) Not applicable

    (12) Not applicable

    (13) Schedule of Performance Data (2)

    (14) Not applicable

    (15) Powers of Attorney

    (16) Subsidiaries of ING Groep N.V.

(1) Incorporated herein by reference to post-effective amendment No. 28 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on May 1, 1998 (File Nos. 33-23351, 811-5626).

(2) Incorporated herein by reference to post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Position(s)
Name                      Business Address             with Depositor
----                      ----------------             --------------
Barnett Chernow          Golden American Life Ins. Co. President and
                         1475 Dunwoody Drive           Director
                         West Chester, PA  19380

Michael W. Cunningham    ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Mark A. Tullis           ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Phillip R. Lowery        ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Myles R. Tashman         Golden American Life Ins. Co. Director, Executive
                         1475 Dunwoody Drive           Vice President, General
                         West Chester, PA  19380       Counsel and Secretary

James R. McInnis         Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Marketing
                         West Chester, PA  19380       Officer

Stephen J. Preston       Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Actuary
                         West Chester, PA  19380

Steven G. Mandel         Golden American Life Ins. Co. Senior Vice President and
                         1475 Dunwoody Drive           Chief Information Officer
                         West Chester, PA  19380

Ronald R. Blasdell       Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

E. Robert Koster         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Chief Financial
                         West Chester, PA  19380       Officer

David L. Jacobson        Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Assistant Secretary
                         West Chester, PA  19380

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Gary F. Haynes           Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           Operations
                         West Chester, PA  19380

Patricia M. Corbett      Equitable of Iowa Companies   Treasurer & Assistant
                         909 Locust Street             Vice President
                         Des Moines, IA  50309

Lawrence W. Porter, M.D. Equitable of Iowa Companies   Medical Director
                         909 Locust Street
                         Des Moines, IA  50309

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING, as of December 31, 1999, are included in this registration statement as Exhibit 16.

Item 27:  Number of Contract Owners

As of March 31, 2000, there are 39,593 qualified contract owners and 63,217 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, First Golden American Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

R. Lawrence Roth               Director
VESTAX Capital Corporation
1931 Georgetown Road
Hudson, OH 44236

Stephen J. Preston             Senior Vice President

Susan K. Wheat                 Treasurer
Equitable of Iowa Companies
909 Locust Street
Des Moines, IA 50309

David L. Jacobson              Senior Vice President

(c)
                     1999 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
       DSI         $180,838,913         $0            $0              $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, PA 19380-1478 and by Equitable
Life Insurance Company of Iowa, an affiliate, at 909 Locust Street,
Des Moines, IA 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) N/A;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATION

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                       SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester, and Commonwealth of Pennsylvania, on the 25th day of April, 2000.

                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest: /s/ Marilyn Talman
        ------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2000.

Signature                          Title

                              President and Director
--------------------          of Depositor
Barnett Chernow*


                              Senior Vice President,
--------------------           and Chief Financial Officer
E. Robert Koster*


                DIRECTORS OF DEPOSITOR


----------------------
Myles R. Tashman*



----------------------
Michael W. Cunningham*



----------------------
Mark A. Tullis*



----------------------
Phillip R. Lowery*


       By: /s/ Marilyn Talman     Attorney-in-Fact
           -----------------------
           Marilyn Talman
_______________________
*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

                    EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------
8(g)      Surplus Note between GALIC and EIC, 12/17/96           EX-99.B8G

8(h)      Surplus Note between GALIC and ELICOI, 12/30/98        EX-99.B8H

8(i)      Surplus Note between GALIC and ING AIH, 09/30/99       EX-99.B8I

9         Opinion and Consent of Myles R. Tashman                EX-99.B9

10(a)     Consent of Sutherland Asbill & Brennan LLP             EX-99.B10A

10(b)     Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10B

15        Power of Attorney                                      EX-99.B15

16        Subsidiaries of ING Groep N.V.                         EX-99.B16